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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:    September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Growth Portfolio
ING Columbia Contrarian Core Portfolio
ING Columbia Small Cap Value II Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2020 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2030 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2040 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2050 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING Invesco Comstock Portfolio
ING Invesco Equity and Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2020 Portfolio
ING Solution 2025 Portfolio
ING Solution 2030 Portfolio
ING Solution 2035 Portfolio
ING Solution 2040 Portfolio
ING Solution 2045 Portfolio
ING Solution 2050 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Portfolio
ING Solution Balanced Portfolio
ING Solution Conservative Portfolio
ING Solution Income Portfolio
ING Solution Moderately Aggressive Portfolio
ING Solution Moderately Conservative Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio

The schedules are not audited.

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.5%
		Consumer Discretionary: 10.3%
111,823		ADT Corp.	$4,546,723	1.3
21,600		Aeropostale, Inc.	203,040	0.1
12,900		American Eagle Outfitters	180,471	0.0
9,098		Asbury Automotive Group, Inc.	484,013	0.1
14,572		Autoliv, Inc.	1,273,447	0.4
4,100		Bally Technologies, Inc.	295,446	0.1
9,000	@	Barnes & Noble, Inc.	116,460	0.0
7,672	@	Bed Bath & Beyond, Inc.	593,506	0.2
10,900		Brunswick Corp.	435,019	0.1
69,206		Carnival Corp.	2,258,884	0.6
12,200	@	Cavco Industries, Inc.	694,790	0.2
36,951		CEC Entertainment, Inc.	1,694,573	0.5
20,700		Chico’s FAS, Inc.	344,862	0.1
18,400	@	ClubCorp Holdings, Inc.	282,072	0.1
13,922		Coach, Inc.	759,167	0.2
14,500		Conn’s, Inc.	725,580	0.2
7,800		CSS Industries, Inc.	187,278	0.1
29,000		Culp, Inc.	542,590	0.2
19,598		Dana Holding Corp.	447,618	0.1
17,800	@	Del Frisco’s Restaurant Group, Inc.	359,026	0.1
14,500		Destination Maternity Corp.	461,100	0.1
78,800	@	Entercom Communications Corp.	691,864	0.2
194,900		Entravision Communications Corp.	1,149,910	0.3
15,300	@	EW Scripps Co.	280,755	0.1
1,800	@	Genesco, Inc.	118,044	0.0
2,800		Group 1 Automotive, Inc.	217,504	0.1
18,477		Hasbro, Inc.	871,006	0.2
4,700		Helen of Troy Ltd.	207,740	0.1
91,585		International Game Technology	1,733,704	0.5
5,200		John Wiley & Sons, Inc.	247,988	0.1
40,600	@	Journal Communications, Inc.	347,130	0.1
15,100	@	Libbey, Inc.	359,078	0.1
25,300	@	LIN Media LLC	513,337	0.1
64,217		Lowe’s Cos., Inc.	3,057,371	0.9
34,200	@	MarineMax, Inc.	417,240	0.1
8,300		MDC Holdings, Inc.	249,083	0.1
31,800	@,L	Media General, Inc.	453,468	0.1
12,100		Movado Group, Inc.	529,375	0.1
18,800		OfficeMax, Inc.	240,452	0.1
24,000	@	Orbitz Worldwide, Inc.	231,120	0.1
36,200		Orient-Express Hotels Ltd.	469,876	0.1
15,700		Penske Auto Group, Inc.	670,861	0.2
4,800		Red Robin Gourmet Burgers, Inc.	341,280	0.1
2,600	@	Rue21, Inc.	104,884	0.0
42,700		Scientific Games Corp.	690,459	0.2
3,300	@	Shutterfly, Inc.	184,404	0.0
11,300		Sinclair Broadcast Group, Inc.	378,776	0.1
9,100		Sotheby’s	447,083	0.1
15,900		Stage Stores, Inc.	305,280	0.1
13,200		Steiner Leisure Ltd.	771,276	0.2
14,000		Superior Industries International	249,620	0.1
34,111		Target Corp.	2,182,422	0.6
11,800	@	Tower International, Inc.	235,882	0.1
32,600	@,L	Vera Bradley, Inc.	670,256	0.2
			36,504,193	10.3

		Consumer Staples: 5.4%
39,600	@	Central Garden & Pet Co.	271,260	0.1
45,722		ConAgra Foods, Inc.	1,387,206	0.4
52,857		Dr Pepper Snapple Group, Inc.	2,369,051	0.7
23,917		General Mills, Inc.	1,146,103	0.3
102,169		Hillshire Brands Co.	3,140,675	0.9
2,534		J&J Snack Foods Corp.	204,545	0.1
20,888		Kellogg Co.	1,226,752	0.3
23,780		Kraft Foods Group, Inc.	1,247,023	0.4
55,682		Mondelez International, Inc.	1,749,528	0.5
152,300	@	Rite Aid Corp.	724,948	0.2
5,800		Snyders-Lance, Inc.	167,330	0.0
7,300		Spectrum Brands Holdings, Inc.	480,632	0.1
122,993		Sysco Corp.	3,914,867	1.1
2,900		TreeHouse Foods, Inc.	193,807	0.1
11,100		Village Super Market	422,022	0.1
8,900		Weis Markets, Inc.	435,566	0.1
			19,081,315	5.4

		Energy: 7.7%
3,000		Alliance Resource Partners L.P.	222,390	0.1
34,470		Apache Corp.	2,934,776	0.8
28,899	@	Ardmore Shipping Corp.	350,834	0.1
4,100		Bristow Group, Inc.	298,316	0.1
105,900	@	Cal Dive International, Inc.	217,095	0.1
18,530		Cameron International Corp.	1,081,596	0.3
16,300		Delek US Holdings, Inc.	343,767	0.1
43,641		Devon Energy Corp.	2,520,704	0.7
17,200		Energy XXI Bermuda Ltd.	519,440	0.1
4,900		Gulfmark Offshore, Inc.	249,361	0.1
21,873		Helmerich & Payne, Inc.	1,508,143	0.4
4,600	@	Hornbeck Offshore Services, Inc.	264,224	0.1
26,338	L	Hugoton Royalty Trust	196,745	0.1
151,469		Imperial Oil Ltd.	6,651,078	1.9
23,600	@	Jones Energy, Inc.	387,276	0.1
43,900		Key Energy Services, Inc.	320,031	0.1

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
31,400	@	McDermott International, Inc.	$233,302	0.1
30,728		Murphy Oil Corp.	1,853,513	0.5
31,200	L	Pacific Coast Oil Trust	502,008	0.1
24,756		Peabody Energy Corp.	427,041	0.1
37,800	@	Scorpio Tankers, Inc.	368,928	0.1
68,901		Southwestern Energy Co.	2,506,618	0.7
34,400		Tetra Technologies, Inc.	431,032	0.1
52,100	@	Vaalco Energy, Inc.	290,718	0.1
15,100	L	Western Refining, Inc.	453,604	0.1
38,752		Williams Partners L.P.	2,049,206	0.6
			27,181,746	7.7

		Financials: 25.9%
28,322		ACE Ltd.	2,649,806	0.7
33,058		Allstate Corp.	1,671,082	0.5
12,500		American Campus Communities, Inc.	426,875	0.1
11,000		American Equity Investment Life Holding Co.	233,420	0.1
17,000		American National Bankshares, Inc.	394,400	0.1
34,774		American Tower Corp.	2,577,797	0.7
209,507		Annaly Capital Management, Inc.	2,426,091	0.7
7,549		Aon PLC	561,948	0.2
20,300		Apollo Commercial Real Estate Finance, Inc.	309,981	0.1
10,000	@	Argo Group International Holdings Ltd.	428,800	0.1
21,300		Armada Hoffler Properties, Inc.	211,083	0.1
10,300	@	Aspen Insurance Holdings Ltd.	373,787	0.1
26,200		Associated Estates Realty Corp.	390,642	0.1
20,800		Astoria Financial Corp.	258,752	0.1
20,100		Baldwin & Lyons, Inc.	490,038	0.1
12,700		Bank of the Ozarks, Inc.	609,473	0.2
49,900		BankUnited, Inc.	1,556,381	0.4
23,200		Boston Private Financial Holdings, Inc.	257,520	0.1
5,960		Boston Properties, Inc.	637,124	0.2
21,100		Brookline Bancorp., Inc.	198,551	0.1
9,500		Calamos Asset Management, Inc.	94,905	0.0
42,800		Campus Crest Communities, Inc.	462,240	0.1
73,014		Capitol Federal Financial, Inc.	907,564	0.3
11,400		Capstead Mortgage Corp.	134,178	0.0
13,700		Cathay General Bancorp.	320,169	0.1
13,500		CBL & Associates Properties, Inc.	257,850	0.1
31,232		Charles Schwab Corp.	660,245	0.2
21,714		Chatham Lodging Trust	387,812	0.1
43,800		Chimera Investment Corp.	133,152	0.0
26,077		Chubb Corp.	2,327,633	0.7
38,300		CNO Financial Group, Inc.	551,520	0.1
8,100		Colony Financial, Inc.	161,838	0.0
34,373		Comerica, Inc.	1,351,203	0.4
60,107		Commerce Bancshares, Inc.	2,633,288	0.7
16,800		Compass Diversified Trust	299,376	0.1
76,572		Corrections Corp. of America	2,645,563	0.7
25,121		Cullen/Frost Bankers, Inc.	1,772,287	0.5
22,497		CVB Financial Corp.	304,159	0.1
70,500		DiamondRock Hospitality Co.	752,235	0.2
15,700		Dime Community Bancshares	261,405	0.1
10,400	@	Endurance Specialty Holdings Ltd.	558,688	0.2
4,500		Evercore Partners, Inc.	221,535	0.1
23,000		Excel Trust, Inc.	276,000	0.1
12,290		Federal Realty Investment Trust	1,246,821	0.3
21,100		Fifth Street Finance Corp.	217,119	0.1
43,500		First Horizon National Corp.	478,065	0.1
21,800		First Interstate Bancsystem, Inc.	526,470	0.1
52,600		First Niagara Financial Group, Inc.	545,462	0.1
22,700		FirstMerit Corp.	492,817	0.1
13,900		Flushing Financial Corp.	256,455	0.1
20,200		FNB Corp.	245,026	0.1
49,531		Franklin Resources, Inc.	2,503,792	0.7
29,900		Fulton Financial Corp.	349,232	0.1
6,500		Hanover Insurance Group, Inc.	359,580	0.1
56,040		HCC Insurance Holdings, Inc.	2,455,673	0.7
24,033		Heritage Financial Corp.	372,992	0.1
4,700		Highwoods Properties, Inc.	165,957	0.0
7,000		Infinity Property & Casualty Corp.	452,200	0.1
24,100		Janus Capital Group, Inc.	205,091	0.1
66,307		Keycorp	755,900	0.2
14,000		Lakeland Financial Corp.	457,100	0.1
24,200		LaSalle Hotel Properties	690,184	0.2
42,937		LPL Financial Holdings, Inc.	1,644,916	0.5
15,500		Mack-Cali Realty Corp.	340,070	0.1

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
17,400		Manning & Napier, Inc.	$290,232	0.1
48,877		Marsh & McLennan Cos., Inc.	2,128,593	0.6
12,900		MB Financial Corp.	364,296	0.1
18,100		Medical Properties Trust, Inc.	220,277	0.1
48,300		MFA Mortgage Investments, Inc.	359,835	0.1
30,000	@	MGIC Investment Corp.	218,400	0.1
12,600	L	National Bankshares, Inc.	452,214	0.1
31,800		New Residential Investment Corp.	210,516	0.1
126,473		Northern Trust Corp.	6,878,866	1.9
37,400		OFG Bancorp	605,506	0.2
11,700		Old National Bancorp.	166,140	0.0
29,600		Oritani Financial Corp.	487,216	0.1
22,800		Pacific Continental Corp.	298,908	0.1
54,200		Park Sterling Corp.	347,422	0.1
28,300		PennantPark Investment Corp.	318,658	0.1
11,700		Pennsylvania Real Estate Investment Trust	218,790	0.1
9,900		Pennymac Mortgage Investment Trust	224,532	0.1
174,844		People’s United Financial, Inc.	2,514,257	0.7
21,100	@	PHH Corp.	500,914	0.1
168,798		Piedmont Office Realty Trust, Inc.	2,930,333	0.8
4,400	@	Platinum Underwriters Holdings Ltd.	262,812	0.1
40,272		PNC Financial Services Group, Inc.	2,917,706	0.8
18,500	@	Popular, Inc.	485,255	0.1
4,300		Primerica, Inc.	173,462	0.0
25,998		PrivateBancorp, Inc.	556,357	0.2
6,400		Prosperity Bancshares, Inc.	395,776	0.1
13,900		Provident Financial Services, Inc.	225,319	0.1
15,500		Radian Group, Inc.	215,915	0.1
38,372		Reinsurance Group of America, Inc.	2,570,540	0.7
9,300		RLJ Lodging Trust	218,457	0.1
20,200	L	Rouse Properties, Inc.	415,716	0.1
5,300		Signature Bank	485,056	0.1
17,700		Solar Capital Ltd.	392,409	0.1
7,764		State Street Corp.	510,483	0.1
9,200		Stifel Financial Corp.	379,224	0.1
41,673		Summit Hotel Properties, Inc.	382,975	0.1
41,500		Sunstone Hotel Investors, Inc.	528,710	0.1
53,782		SunTrust Bank	1,743,612	0.5
27,600		Susquehanna Bancshares, Inc.	346,380	0.1
76,462		Symetra Financial Corp.	1,362,553	0.4
14,800		TCF Financial Corp.	211,344	0.1
15,100	@	Texas Capital Bancshares, Inc.	694,147	0.2
23,616		Travelers Cos., Inc.	2,001,928	0.6
12,700		United Fire Group, Inc.	386,969	0.1
44,546		UnumProvident Corp.	1,355,980	0.4
24,600		Urstadt Biddle Properties, Inc.	489,048	0.1
6,500		Validus Holdings Ltd.	240,370	0.1
27,400		ViewPoint Financial Group	566,358	0.2
9,400	@	Walter Investment Management Corp.	371,676	0.1
18,800		Washington Banking Co.	264,328	0.1
15,000		Washington Real Estate Investment Trust	379,050	0.1
37,936		Westamerica Bancorp.	1,886,937	0.5
			92,052,075	25.9

		Health Care: 10.5%
50,316		Agilent Technologies, Inc.	2,578,695	0.7
13,100		Air Methods Corp.	558,060	0.2
15,553		Becton Dickinson & Co.	1,555,611	0.4
8,820		Bio-Rad Laboratories, Inc.	1,036,879	0.3
134,205		Boston Scientific Corp.	1,575,567	0.4
83,612	@	CareFusion Corp.	3,085,283	0.9
13,465		Cigna Corp.	1,034,920	0.3
8,000		Healthsouth Corp.	275,840	0.1
6,200		Hill-Rom Holdings, Inc.	222,146	0.1
56,422		Hospira, Inc.	2,212,871	0.6
15,502		Humana, Inc.	1,446,802	0.4
9,900		Impax Laboratories, Inc.	203,049	0.1
5,500	@	Integra LifeSciences Holdings Corp.	221,375	0.1
69,618	@	LifePoint Hospitals, Inc.	3,246,287	0.9
43,058		Mallinckrodt PLC — W/I	1,898,427	0.5
44,153		Medtronic, Inc.	2,351,147	0.7
4,500		National Healthcare Corp.	212,715	0.1
17,900	@	Orthofix International NV	373,394	0.1
42,563		Patterson Cos., Inc.	1,711,033	0.5
17,300	@	PharMerica Corp.	229,571	0.1
3,209		Premier, Inc.	101,725	0.0
38,983		Quest Diagnostics	2,408,759	0.7
29,679		Steris Corp.	1,275,010	0.4
44,388		Stryker Corp.	3,000,185	0.8
8,400		Utah Medical Products, Inc.	499,296	0.1
12,190	@	Varian Medical Systems, Inc.	910,959	0.2
4,100		WellCare Health Plans, Inc.	285,934	0.1
31,919		Zimmer Holdings, Inc.	2,621,827	0.7
			37,133,367	10.5

		Industrials: 14.2%
9,800		AAR Corp.	267,834	0.1
66,155		ABB Ltd. ADR	1,560,596	0.4

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
18,900	@	Aegean Marine Petroleum Network, Inc.	$224,154	0.1
18,841	@	Aerovironment, Inc.	435,227	0.1
3,600		Alaska Air Group, Inc.	225,432	0.1
24,100		Altra Holdings, Inc.	648,531	0.2
20,800		American Science & Engineering, Inc.	1,254,448	0.4
6,100		AO Smith Corp.	275,720	0.1
3,300		Applied Industrial Technologies, Inc.	169,950	0.0
10,000		Barnes Group, Inc.	349,200	0.1
2,200		Belden CDT, Inc.	140,910	0.0
28,245		Brady Corp.	861,472	0.2
24,500		Briggs & Stratton Corp.	492,940	0.1
37,900		CDI Corp.	580,249	0.2
27,497		Celadon Group, Inc.	513,369	0.1
27,500		Dynamic Materials Corp.	637,450	0.2
13,927	@	Edgen Group, Inc.	105,845	0.0
5,500		EMCOR Group, Inc.	215,215	0.1
10,500		Freightcar America, Inc.	217,140	0.1
2,400		Generac Holdings, Inc.	102,336	0.0
25,570		General Dynamics Corp.	2,237,886	0.6
40,286	@	Global Brass & Copper Holdings, Inc.	706,616	0.2
75,600	@	GrafTech International Ltd.	638,820	0.2
8,700		Granite Construction, Inc.	266,220	0.1
49,600		Great Lakes Dredge & Dock Corp.	368,032	0.1
17,300		Hardinge, Inc.	267,285	0.1
201,050		Heartland Express, Inc.	2,852,900	0.8
34,200		JetBlue Airways Corp.	227,772	0.1
9,700		Kadant, Inc.	325,823	0.1
11,600		Kaman Corp.	439,176	0.1
17,650		Kaydon Corp.	626,928	0.2
12,500		Kennametal, Inc.	570,000	0.2
38,400	@,L	Keyw Holding Corp.	516,480	0.1
38,700		Kforce, Inc.	684,603	0.2
79,517		Koninklijke Philips NV	2,565,301	0.7
39,100		Marten Transport Ltd.	670,565	0.2
3,000		Moog, Inc.	176,010	0.0
1,500		Mueller Industries, Inc.	83,505	0.0
26,600		Mueller Water Products, Inc.	212,534	0.1
33,500		Multi-Color Corp.	1,136,655	0.3
16,853		Northrop Grumman Corp.	1,605,417	0.5
18,500		Quanex Building Products Corp.	348,355	0.1
27,894		Raytheon Co.	2,149,791	0.6
20,147		Regal-Beloit Corp.	1,368,586	0.4
245,588		Republic Services, Inc.	8,192,816	2.3
19,300	@	Rexnord Corp.	401,440	0.1
186,485		Southwest Airlines Co.	2,715,222	0.8
13,000		Spirit Airlines, Inc.	445,510	0.1
82,640		Textron, Inc.	2,281,690	0.6
80,662		Tyco International Ltd.	2,821,557	0.8
8,400		URS Corp.	451,500	0.1
30,350		Waste Management, Inc.	1,251,634	0.4
51,270		Xylem, Inc.	1,431,971	0.4
			50,316,618	14.2

		Information Technology: 8.2%
16,776		Analog Devices, Inc.	789,311	0.2
177,263		Applied Materials, Inc.	3,109,193	0.9
32,390		Avago Technologies Ltd.	1,396,657	0.4
15,850	@	AVG Technologies	379,449	0.1
18,100		BroadSoft, Inc.	652,143	0.2
22,900		CDW Corp./DE	522,807	0.1
39,800		Compuware Corp.	445,760	0.1
8,374	@	Covisint Corp.	107,104	0.0
45,300		Cypress Semiconductor Corp.	423,102	0.1
8,000	@	Diodes, Inc.	196,000	0.1
6,400		DST Systems, Inc.	482,624	0.1
23,300		EVERTEC, Inc.	517,493	0.1
16,800		Faro Technologies, Inc.	708,456	0.2
18,400		Flir Systems, Inc.	577,760	0.2
5,600		Global Payments, Inc.	286,048	0.1
26,400		Ingram Micro, Inc.	608,520	0.2
44,200		Intersil Corp.	496,366	0.1
9,800		Itron, Inc.	419,734	0.1
17,356		KLA-Tencor Corp.	1,056,113	0.3
44,890		Maxim Integrated Products	1,337,722	0.4
24,900		Mentor Graphics Corp.	581,913	0.2
31,018		Microchip Technology, Inc.	1,249,715	0.4
17,200		MKS Instruments, Inc.	457,348	0.1
7,542		Molex, Inc.	288,708	0.1
19,400	@	MoneyGram International, Inc.	379,852	0.1
43,000		Nanometrics, Inc.	693,160	0.2
14,899		Netscout Systems, Inc.	380,967	0.1
7,600		PTC, Inc.	216,068	0.1
58,000		Riverbed Technolgoy, Inc.	846,220	0.2
13,132		Sandisk Corp.	781,485	0.2
65,500	@	Spansion, Inc.	660,895	0.2
27,700		SYKES Enterprises, Inc.	496,107	0.1
28,649		TE Connectivity Ltd.	1,483,445	0.4
189,362		Teradyne, Inc.	3,128,260	0.9
49,400	@	TTM Technologies, Inc.	481,650	0.1
40,200	@	VeriFone Holdings, Inc.	918,972	0.3
26,825		Western Digital Corp.	1,700,705	0.5
			29,257,832	8.2

		Materials: 4.8%
39,594		Bemis Co., Inc.	1,544,562	0.4
57,900	@	Berry Plastics Group, Inc.	1,156,263	0.3
17,400		Boise Cascade Co.	468,930	0.1
32,400		Century Aluminum Co.	260,820	0.1
6,600	@	Chemtura Corp.	151,734	0.0
10,100	@	Clearwater Paper Corp.	482,477	0.1

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
7,300		Compass Minerals International, Inc.	$556,771	0.2
54,000	@	Graphic Packaging Holding Co.	462,240	0.1
9,300		Hawkins, Inc.	350,982	0.1
11,300		Haynes International, Inc.	512,229	0.1
26,200	@	Headwaters, Inc.	235,538	0.1
64,200		Hecla Mining Co.	201,588	0.0
29,800	@	Horsehead Holding Corp.	371,308	0.1
17,500		Innophos Holdings, Inc.	923,650	0.3
4,800		KapStone Paper and Packaging Corp.	205,440	0.1
11,300		Kraton Performance Polymers, Inc.	221,367	0.1
25,200		Kronos Worldwide, Inc.	390,348	0.1
4,500		Minerals Technologies, Inc.	222,165	0.1
88,155		Newmont Mining Corp.	2,477,155	0.7
41,921		Nucor Corp.	2,054,967	0.6
8,100		PH Glatfelter Co.	219,267	0.1
5,100		Sensient Technologies Corp.	244,239	0.1
5,800		Silgan Holdings, Inc.	272,600	0.1
38,658		Sonoco Products Co.	1,505,343	0.4
45,100	@	Tronox Ltd. — CL A	1,103,597	0.3
25,098		Wausau Paper Corp.	326,023	0.1
			16,921,603	4.8

		Telecommunication Services: 1.5%
79,939		CenturyTel, Inc.	2,508,486	0.7
29,479		Rogers Communications, Inc.	1,267,535	0.4
53,149	@	TW Telecom, Inc.	1,587,295	0.4
			5,363,316	1.5

		Utilities: 8.0%
27,422		AGL Resources, Inc.	1,262,235	0.4
12,000		Artesian Resources Corp.	267,000	0.1
28,700		Avista Corp.	757,680	0.2
45,340		Consolidated Edison, Inc.	2,500,048	0.7
26,628		El Paso Electric Co.	889,375	0.2
65,614		Empire District Electric Co.	1,421,199	0.4
168,186		Great Plains Energy, Inc.	3,733,729	1.0
22,558		Idacorp, Inc.	1,091,807	0.3
47,872		Laclede Group, Inc.	2,154,240	0.6
30,124		Northeast Utilities	1,242,615	0.3
28,750		NorthWestern Corp.	1,291,450	0.4
50,715		Pacific Gas & Electric Co.	2,075,258	0.6
11,135		PNM Resources, Inc.	251,985	0.1
64,352		Portland General Electric Co.	1,816,657	0.5
20,780		Southwest Gas Corp.	1,039,000	0.3
9,100		UNS Energy Corp.	424,242	0.1
110,798		Westar Energy, Inc.	3,395,959	1.0
5,200		WGL Holdings, Inc.	222,092	0.1
92,446		Xcel Energy, Inc.	2,552,434	0.7
			28,389,005	8.0
		Total Common Stock (Cost $305,948,253)	342,201,070	96.5

EXCHANGE-TRADED FUNDS: 2.5%
3,600		iShares Russell 2000 Value Index Fund	329,904	0.1
138,275		iShares Russell Midcap Value Index Fund	8,420,948	2.4
		Total Exchange-Traded Funds (Cost $7,708,125)	8,750,852	2.5

PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.2%
13,500		Beazer Homes USA, Inc.	395,280	0.1
2,100	P	Callaway Golf Co.	216,825	0.1
			612,105	0.2

		Consumer Staples: 0.0%
204	P	Universal Corp.	238,680	0.0
		Total Preferred Stock (Cost $837,621)	850,785	0.2
		Total Long-Term Investments (Cost $314,493,999)	351,802,707	99.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateralcc(1): 0.8%
50,917		Barclays Bank PLC, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $50,917, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $51,935, due 10/15/13-11/15/41)	50,917	0.0

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14-09/15/49)	$1,000,000	0.3
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 2.000%-8.000%, Market Value plus accrued interest $1,020,000, due 04/15/18-07/15/53)	1,000,000	0.3
1,000,000	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 11/20/13-11/01/47)	1,000,000	0.2
		3,050,917	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
5,916,551	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $5,916,551)	5,916,551	1.7
	Total Short-Term Investments (Cost $8,967,468)	8,967,468	2.5
	Total Investments in Securities (Cost $323,461,467)	$360,770,175	101.7
	Liabilities in Excess of Other Assets	(5,982,252)	(1.7)
	Net Assets	$354,787,923	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $326,910,983.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$42,534,713
Gross Unrealized Depreciation	(8,675,521)
Net Unrealized Appreciation	$33,859,192

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,504,193	$—	$—	$36,504,193
Consumer Staples	19,081,315	—	—	19,081,315
Energy	27,181,746	—	—	27,181,746
Financials	92,052,075	—	—	92,052,075
Health Care	37,133,367	—	—	37,133,367
Industrials	47,751,317	2,565,301	—	50,316,618
Information Technology	29,257,832	—	—	29,257,832
Materials	16,921,603	—	—	16,921,603
Telecommunication Services	5,363,316	—	—	5,363,316
Utilities	28,389,005	—	—	28,389,005
Total Common Stock	339,635,769	2,565,301	—	342,201,070
Exchange-Traded Funds	8,750,852	—	—	8,750,852
Preferred Stock	395,280	455,505	—	850,785
Short-Term Investments	5,916,551	3,050,917	—	8,967,468
Total Investments, at fair value	$354,698,452	$6,071,723	$—	$360,770,175
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(13,259)	$—	$(13,259)
Total Liabilities	$—	$(13,259)	$—	$(13,259)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Swiss Franc	1,218,047	Sell	10/31/13	$1,335,242	$1,347,208	$(11,966)
JPMorgan Chase & Co.	Canadian Dollar	6,859,315	Sell	10/31/13	6,653,715	6,654,335	(620)
UBS Warburg LLC	EU Euro	1,663,714	Sell	10/31/13	2,250,260	2,250,933	(673)
							$(13,259)

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$13,259
Total Liability Derivatives		$13,259

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Liabilities:
Forward foreign currency contracts	$11,966	$620	$673	$13,259
Total Liabilities	$11,966	$620	$673	$13,259

Net OTC derivative instruments by counterparty, at fair value	$(11,966)	$(620)	$(673)	(13,259)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(11,966)	$(620)	$(673)	$(13,259)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING BARON GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.2%
		Consumer Discretionary: 25.4%
286,000		Bright Horizons Family Solutions, Inc.	$10,247,380	1.0
590,000		Choice Hotels International, Inc.	25,482,100	2.4
72,500		Cia Hering	1,104,690	0.1
320,000		DeVry, Inc.	9,779,200	0.9
36,232	@	Diamond Resorts International, Inc.	681,524	0.1
550,000		Dick’s Sporting Goods, Inc.	29,359,000	2.7
228,554	@	DreamWorks Animation SKG, Inc.	6,504,647	0.6
373,500		Interval Leisure Group, Inc.	8,825,805	0.8
1,125,000		LKQ Corp.	35,842,500	3.3
139,500		Lumber Liquidators	14,877,675	1.4
325,328	@	Manchester United Plc. — Cl A	5,650,947	0.5
25,000		Marriott Vacations Worldwide Corp.	1,100,000	0.1
163,000		Morningstar, Inc.	12,919,380	1.2
70,000	@	Panera Bread Co.	11,097,100	1.0
400,380		Penn National Gaming, Inc.	22,165,037	2.1
650,000	@	Pinnacle Entertainment, Inc.	16,282,500	1.5
15,135	@	Shutterstock, Inc.	1,100,617	0.1
336,200	@	Under Armour, Inc.	26,711,090	2.5
475,000		Vail Resorts, Inc.	32,955,500	3.1
			272,686,692	25.4

		Consumer Staples: 6.7%
63,294	@	Boston Beer Co., Inc.	15,457,028	1.4
203,500		Church & Dwight Co., Inc.	12,220,175	1.1
267,000	@	Fairway Group Holdings Corp.	6,824,520	0.6
248,835		TreeHouse Foods, Inc.	16,629,643	1.6
317,641	@	United Natural Foods, Inc.	21,351,828	2.0
			72,483,194	6.7

		Energy: 6.3%
45,000		CARBO Ceramics, Inc.	4,459,950	0.4
97,000	@	Core Laboratories NV	16,413,370	1.5
100,000		Denbury Resources, Inc.	1,841,000	0.2
109,702	@	Halcon Resources Corp.	485,980	0.1
140,000		Helmerich & Payne, Inc.	9,653,000	0.9
7,500		MPLX L.P.	273,300	0.0
100,000		SEACOR Holdings, Inc.	9,044,000	0.8
55,000		SM Energy Co.	4,245,450	0.4
225,000		Susser Petroleum Partners L.P.	6,777,000	0.6
200,000		Targa Resources Corp.	14,592,000	1.4
			67,785,050	6.3

		Financials: 13.1%
21,500		Alexander’s, Inc.	6,151,580	0.6
100,000		Alexandria Real Estate Equities, Inc.	6,385,000	0.6
115,000		American Assets Trust, Inc.	3,508,650	0.3
85,000		American Campus Communities, Inc.	2,902,750	0.3
195,000	@	Arch Capital Group Ltd.	10,555,350	1.0
272,255		Artisan Partners Asset Management, Inc.	14,255,272	1.3
318,000		Carlyle Group L.P.	8,178,960	0.7
380,000		Cohen & Steers, Inc.	13,417,800	1.2
490,500		Douglas Emmett, Inc.	11,512,035	1.1
160,000		Eaton Vance Corp.	6,212,800	0.6
125,000		Financial Engines, Inc.	7,430,000	0.7
175,000		LaSalle Hotel Properties	4,991,000	0.4
58,656		Leucadia National Corp.	1,597,790	0.1
238,978		Manning & Napier, Inc.	3,986,153	0.4
420,000	@	MSCI, Inc. — Class A	16,909,200	1.6
160,000		Oaktree Capital Group, LLC	8,376,000	0.8
366,989		Primerica, Inc.	14,804,336	1.4
			141,174,676	13.1

		Health Care: 7.9%
70,000	@	Brookdale Senior Living, Inc.	1,841,000	0.2
469,430	@	CFR Pharmaceuticals SA	12,619,781	1.2
490,000		Community Health Systems, Inc.	20,335,000	1.9
65,000	@	Edwards Lifesciences Corp.	4,525,950	0.4
122,200	@	Idexx Laboratories, Inc.	12,177,230	1.1
73,000		Mettler Toledo International, Inc.	17,526,570	1.6
20,000		Neogen Corp.	1,214,400	0.1
105,000		Techne Corp.	8,406,300	0.8
146,956		West Pharmaceutical Services, Inc.	6,047,239	0.6
			84,693,470	7.9

		Industrials: 16.7%
70,000	@	Advisory Board Co.	4,163,600	0.4
350,000		Air Lease Corp.	9,681,000	0.9
316,225	@	Colfax Corp.	17,863,550	1.7
534,000	@	Copart, Inc.	16,975,860	1.6
157,000	@	CoStar Group, Inc.	26,360,300	2.5
497,967		Generac Holdings, Inc.	21,233,313	2.0
350,000		Genesee & Wyoming, Inc.	32,539,500	3.0
60,000		Landstar System, Inc.	3,358,800	0.3
106,000	@	Middleby Corp.	22,144,460	2.1
250,000	@	Mistras Group, Inc.	4,250,000	0.4
105,000		MSC Industrial Direct Co.	8,541,750	0.8
76,607		Rexnord Corp.	1,593,426	0.1
107,205	@	Seaspan Corp.	2,623,306	0.2

ING BARON GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
60,000		Tetra Tech, Inc.	$1,553,400	0.1
50,000		Valmont Industries, Inc.	6,945,500	0.6
			179,827,765	16.7

		Information Technology: 15.7%
275,180	@	Advent Software, Inc.	8,736,965	0.8
250,000		Ansys, Inc.	21,630,000	2.0
106,472	@	Benefitfocus, Inc.	5,234,164	0.5
855,273		Booz Allen Hamilton Holding Corp.	16,523,874	1.5
142,200	@	Bottomline Technologies, Inc.	3,964,536	0.4
117,000	@	Concur Technologies, Inc.	12,928,500	1.2
85,000		Factset Research Systems, Inc.	9,273,500	0.9
405,300		Gartner, Inc.	24,318,000	2.2
165,000		Guidewire Software, Inc.	7,773,150	0.7
400,000		MAXIMUS, Inc.	18,016,000	1.7
260,000		Pegasystems, Inc.	10,350,600	1.0
290,045	@	RealPage, Inc.	6,717,442	0.6
385,000		SS&C Technologies Holdings, Inc.	14,668,500	1.4
488,750		Totvs S.A.	8,236,616	0.8
7,400	@	Zillow, Inc.	624,338	0.0
			168,996,185	15.7

		Materials: 1.8%
425,000	@	Caesar Stone Sdot Yam Ltd.	19,414,000	1.8

		Telecommunication Services: 0.2%
20,000		SBA Communications Corp.	1,609,200	0.2

		Utilities: 1.4%
160,000		ITC Holdings Corp.	15,017,600	1.4
		Total Common Stock (Cost $518,565,784)	1,023,687,832	95.2

SHORT-TERM INVESTMENTS: 4.7%
		Mutual Funds: 4.7%
50,414,532		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $50,414,532)	50,414,532	4.7
		Total Short-Term Investments (Cost $50,414,532)	50,414,532	4.7
		Total Investments in Securities (Cost $568,980,316)	$1,074,102,364	99.9
		Assets in Excess of Other Liabilities	1,554,746	0.1
		Net Assets	$1,075,657,110	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $569,272,312.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$505,946,704
Gross Unrealized Depreciation	(1,116,652)
Net Unrealized Appreciation	$504,830,052

ING BARON GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,023,687,832	$—	$—	$1,023,687,832
Short-Term Investments	50,414,532	—	—	50,414,532
Total Investments, at fair value	$1,074,102,364	$—	$—	$1,074,102,364

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING COLUMBIA CONTRARIAN CORE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 13.5%
133,780		Comcast Corp. — Class A	$6,040,167	1.8
36,070		Delphi Automotive PLC	2,107,209	0.6
53,310		Dick’s Sporting Goods, Inc.	2,845,688	0.9
60,520	@	DirecTV Group	3,616,070	1.1
38,620		Discovery Communications, Inc. — Class A	3,260,301	1.0
159,000		General Motors Co.	5,719,230	1.7
58,875		Lennar Corp.	2,084,175	0.6
114,605		Lowe’s Cos., Inc.	5,456,344	1.7
30,870		Tiffany & Co.	2,365,259	0.7
14,395		Ulta Salon Cosmetics & Fragrance, Inc.	1,719,627	0.5
77,690		Viacom — Class B	6,493,330	2.0
19,615		Wynn Resorts Ltd.	3,099,366	0.9
			44,806,766	13.5

		Consumer Staples: 10.3%
89,420		CVS Caremark Corp.	5,074,585	1.5
34,560		Diageo PLC ADR	4,391,885	1.3
80,605		PepsiCo, Inc.	6,408,097	1.9
111,485		Philip Morris International, Inc.	9,653,486	2.9
76,900		Procter & Gamble Co.	5,812,871	1.8
53,740		Walgreen Co.	2,891,212	0.9
			34,232,136	10.3

		Energy: 9.9%
37,065		Anadarko Petroleum Corp.	3,446,674	1.0
97,990		Canadian Natural Resources Ltd.	3,080,806	0.9
70,245		Chevron Corp.	8,534,767	2.6
48,950		ConocoPhillips	3,402,514	1.0
37,495		ExxonMobil Corp.	3,226,070	1.0
120,575		Halliburton Co.	5,805,686	1.7
45,625		Newfield Exploration Co.	1,248,756	0.4
42,270		Noble Energy, Inc.	2,832,513	0.9
24,030		Tidewater, Inc.	1,424,739	0.4
			33,002,525	9.9

		Financials: 17.3%
83,240		Aon PLC	6,196,386	1.9
504,250		Bank of America Corp.	6,958,650	2.1
65,680		Berkshire Hathaway, Inc.	7,455,337	2.2
17,880		Blackrock, Inc.	4,838,686	1.4
170,880		Citigroup, Inc.	8,289,389	2.5
106,285		Invesco Ltd.	3,390,491	1.0
181,045		JPMorgan Chase & Co.	9,358,216	2.8
96,810		Morgan Stanley	2,609,029	0.8
54,210		State Street Corp.	3,564,307	1.1
117,730		Wells Fargo & Co.	4,864,604	1.5
			57,525,095	17.3

		Health Care: 12.3%
79,660		Abbott Laboratories	2,643,915	0.8
65,520		Ariad Pharmaceuticals, Inc.	1,205,568	0.4
71,385		Baxter International, Inc.	4,689,281	1.4
115,850		Cardinal Health, Inc.	6,041,577	1.8
12,730		Celgene Corp.	1,959,529	0.6
47,160		Cigna Corp.	3,624,718	1.1
92,971		Covidien PLC	5,665,653	1.7
8,195		Express Scripts Holding Co.	506,287	0.1
84,880		Johnson & Johnson	7,358,247	2.2
167,780		Pfizer, Inc.	4,816,964	1.4
38,110		Salix Pharmaceuticals Ltd.	2,548,797	0.8
			41,060,536	12.3

		Industrials: 11.5%
83,400		Eaton Corp. PLC	5,741,256	1.7
25,785		FedEx Corp.	2,942,326	0.9
310,540		General Electric Co.	7,418,801	2.2
60,405		Honeywell International, Inc.	5,016,031	1.5
108,550		Nielsen Holdings NV	3,956,648	1.2
119,580		Tyco International Ltd.	4,182,908	1.3
16,250		Union Pacific Corp.	2,524,275	0.8
58,380		United Technologies Corp.	6,294,532	1.9
			38,076,777	11.5

		Information Technology: 18.7%
156,530		Activision Blizzard, Inc.	2,609,355	0.8
22,995		Apple, Inc.	10,962,866	3.3
10,675		Baidu.com ADR	1,656,546	0.5
22,885		Citrix Systems, Inc.	1,615,910	0.5
112,480		eBay, Inc.	6,275,259	1.9
188,600		Electronic Arts, Inc.	4,818,730	1.4
160,470		EMC Corp.	4,101,613	1.2
35,905		Facebook, Inc.	1,803,867	0.5
9,890		Google, Inc. — Class A	8,662,750	2.6
69,735		Hewlett-Packard Co.	1,463,040	0.4
8,725		International Business Machines Corp.	1,615,696	0.5
73,715		Intuit, Inc.	4,888,042	1.5
6,965		Mastercard, Inc.	4,685,913	1.4
25,730		Microsoft Corp.	857,066	0.3
66,955		Qualcomm, Inc.	4,510,089	1.4
72,670		Skyworks Solutions, Inc.	1,805,123	0.5
			62,331,865	18.7

		Materials: 1.7%
17,210		Celanese Corp.	908,516	0.3
120,740		Dow Chemical Co.	4,636,416	1.4
			5,544,932	1.7

		Telecommunication Services: 3.0%
199,115		AT&T, Inc.	6,734,069	2.0

ING COLUMBIA CONTRARIAN CORE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
87,580		Vodafone Group PLC ADR	$3,081,065	1.0
			9,815,134	3.0
		Total Common Stock (Cost $293,830,811)	326,395,766	98.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: —%
		Materials: —%
649,000	X	SINO Forest Corp, 08/01/14	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Investments in Securities (Cost $293,830,811)	$326,395,766	98.2
		Assets in Excess of Other Liabilities	6,114,440	1.8
		Net Assets	$332,510,206	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $294,063,832.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,588,765
Gross Unrealized Depreciation	(2,256,831)
Net Unrealized Appreciation	$32,331,934

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$326,395,766	$—	$—	$326,395,766
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$326,395,766	$—	$—	$326,395,766

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 101.0%
		Consumer Discretionary: 12.1%
75,000		American Axle & Manufacturing Holdings, Inc.	$1,479,000	0.8
35,749		Finish Line	889,078	0.5
38,000		Helen of Troy Ltd.	1,679,600	0.9
80,000		KB Home	1,441,600	0.8
105,000		OfficeMax, Inc.	1,342,950	0.7
44,000		Pier 1 Imports, Inc.	858,880	0.5
117,000		Ruby Tuesday, Inc.	877,500	0.5
55,000		Sinclair Broadcast Group, Inc.	1,843,600	1.0
77,000		Sonic Automotive, Inc.	1,832,600	1.0
110,000		Sonic Corp.	1,952,500	1.1
195,000		Standard-Pacific Corp.	1,542,450	0.8
44,000		Tenneco, Inc.	2,222,000	1.2
91,000		Tower International, Inc.	1,819,090	1.0
235,000		Wet Seal, Inc.	923,550	0.5
100,000		Zale Corp.	1,520,000	0.8
			22,224,398	12.1

		Consumer Staples: 0.9%
17,000		Nu Skin Enterprises, Inc.	1,627,580	0.9

		Energy: 7.0%
44,000		Athlon Energy, Inc.	1,438,800	0.8
23,000		Delek US Holdings, Inc.	485,070	0.2
28,500		Gulfport Energy Corp.	1,833,690	1.0
63,000		Helix Energy Solutions Group, Inc.	1,598,310	0.9
220,000		Hercules Offshore, Inc.	1,621,400	0.9
39,000		Hornbeck Offshore Services, Inc.	2,240,160	1.2
137,000		Midstates Petroleum Co., Inc.	702,810	0.4
25,000		PDC Energy, Inc.	1,488,500	0.8
87,000		Tesco Corp.	1,441,590	0.8
			12,850,330	7.0

		Financials: 34.5%
64,000		American Assets Trust, Inc.	1,952,640	1.1
95,000		American Equity Investment Life Holding Co.	2,015,900	1.1
55,500		Amerisafe, Inc.	1,970,805	1.1
59,452		Amtrust Financial Services, Inc.	2,322,195	1.3
88,372		Apollo Investment Corp.	720,232	0.4
36,300		Argo Group International Holdings Ltd.	1,556,544	0.8
117,000		Brandywine Realty Trust	1,542,060	0.8
127,000		CNO Financial Group, Inc.	1,828,800	1.0
55,000		Community Bank System, Inc.	1,876,600	1.0
93,000		CubeSmart	1,659,120	0.9
108,000		EverBank Financial Corp.	1,617,840	0.9
120,000		First Industrial Realty Trust, Inc.	1,952,400	1.1
70,000		FirstMerit Corp.	1,519,700	0.8
26,000		Geo Group, Inc.	864,500	0.5
36,000		Highwoods Properties, Inc.	1,271,160	0.7
79,000		Hilltop Holdings, Inc.	1,461,500	0.8
53,000		Independent Bank Corp.	1,892,100	1.0
29,500		Kilroy Realty Corp.	1,473,525	0.8
43,000		LaSalle Hotel Properties	1,226,360	0.7
123,528		Medley Capital Corp.	1,703,451	0.9
145,000		MGIC Investment Corp.	1,055,600	0.6
26,000		Ocwen Financial Corp.	1,450,020	0.8
87,000		Oritani Financial Corp.	1,432,020	0.8
54,800		Pennsylvania Real Estate Investment Trust	1,024,760	0.5
43,000		Pennymac Mortgage Investment Trust	975,240	0.5
38,700		PHH Corp.	918,738	0.5
23,500		Platinum Underwriters Holdings Ltd.	1,403,655	0.8
50,000		PrivateBancorp, Inc.	1,070,000	0.6
37,000		Prosperity Bancshares, Inc.	2,288,080	1.2
83,000		Radian Group, Inc.	1,156,190	0.6
75,000		Renasant Corp.	2,037,750	1.1
62,893		Sandy Spring Bancorp, Inc.	1,462,891	0.8
140,000		Sterling Bancorp.	1,922,200	1.0
136,233		Susquehanna Bancshares, Inc.	1,709,724	0.9
106,000		Symetra Financial Corp.	1,888,920	1.0
132,447		Umpqua Holdings Corp.	2,148,291	1.2
69,000		Union First Market Bankshares Corp.	1,612,530	0.9
30,000		Walter Investment Management Corp.	1,186,200	0.6
110,000		Western Alliance Bancorp.	2,082,300	1.1
139,300		Wilshire Bancorp., Inc.	1,139,474	0.6
29,900		Wintrust Financial Corp.	1,227,993	0.7
			63,620,008	34.5

		Health Care: 7.4%
53,000		Conmed Corp.	1,801,470	1.0
79,670		Healthways, Inc.	1,474,692	0.8
18,900		ICU Medical, Inc.	1,283,877	0.7
120,000		Kindred Healthcare, Inc.	1,611,600	0.9
45,000	@	LHC Group, Inc.	1,055,700	0.6
69,000		MedAssets, Inc.	1,753,980	0.9
122,852	@	Symmetry Medical, Inc.	1,002,472	0.5
65,000		VCA Antech, Inc.	1,784,900	1.0

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
28,000		WellCare Health Plans, Inc.	$1,952,720	1.0
			13,721,411	7.4

		Industrials: 11.4%
21,000		Alaska Air Group, Inc.	1,315,020	0.7
44,000		Deluxe Corp.	1,833,040	1.0
26,000		EMCOR Group, Inc.	1,017,380	0.6
50,000		Mastec, Inc.	1,515,000	0.8
145,000		Navigant Consulting, Inc.	2,241,700	1.2
89,000		Steelcase, Inc.	1,479,180	0.8
95,000		Swift Transporation Co.	1,918,050	1.0
75,000		TMS International Corp.	1,308,000	0.7
25,500		Trinity Industries, Inc.	1,156,425	0.6
17,000		United Rentals, Inc.	990,930	0.5
50,000		United Stationers, Inc.	2,175,000	1.2
50,000		US Airways Group, Inc.	948,000	0.5
50,000		USG Corp.	1,429,000	0.8
150,000		Wabash National Corp.	1,749,000	1.0
			21,075,725	11.4

		Information Technology: 14.9%
16,000		Anixter International, Inc.	1,402,560	0.8
46,000		BroadSoft, Inc.	1,657,380	0.9
115,000		Calix, Inc.	1,463,950	0.8
61,000		Ciena Corp.	1,523,780	0.8
50,000		Cirrus Logic, Inc.	1,134,000	0.6
103,000	@	Envivio, Inc.	323,420	0.2
105,000		EPIQ Systems, Inc.	1,388,100	0.8
85,000		Fairchild Semiconductor International, Inc.	1,180,650	0.6
57,000		Finisar Corp.	1,289,910	0.7
186,000		Global Cash Access, Inc.	1,452,660	0.8
90,000		Integrated Silicon Solution, Inc.	980,100	0.5
115,000		IXYS Corp.	1,109,750	0.6
136,000		Kulicke & Soffa Industries, Inc.	1,570,800	0.9
86,000		Mentor Graphics Corp.	2,009,820	1.1
100,000		Micrel, Inc.	911,000	0.5
18,400		NeuStar, Inc.	910,432	0.5
185,000		RF Micro Devices, Inc.	1,043,400	0.6
22,000		Rogers Corp.	1,308,560	0.7
87,000		Rudolph Technologies, Inc.	991,800	0.5
112,000	@	Saba Software, Inc.	1,135,680	0.6
120,000		SunEdison, Inc.	956,400	0.5
65,000		Unisys Corp.	1,637,350	0.9
			27,381,502	14.9

		Materials: 7.6%
35,000		Boise Cascade Co.	943,250	0.5
34,000		Clearwater Paper Corp.	1,624,180	0.9
82,000	@	Constellium NV — Class A	1,590,800	0.9
40,000		KapStone Paper and Packaging Corp.	1,712,000	0.9
44,400		Louisiana-Pacific Corp.	780,996	0.4
53,000		Neenah Paper, Inc.	2,083,430	1.1
49,000		OM Group, Inc.	1,655,220	0.9
14,000		Schweitzer-Mauduit International, Inc.	847,420	0.5
70,218		Taminco Corp.	1,425,425	0.8
37,000		Worthington Industries	1,273,910	0.7
			13,936,631	7.6

		Telecommunication Services: 0.8%
85,000		NII Holdings, Inc.	515,950	0.3
33,000		Telephone & Data Systems, Inc.	975,150	0.5
			1,491,100	0.8

		Utilities: 4.4%
74,000		Avista Corp.	1,953,600	1.1
34,500		New Jersey Resources Corp.	1,519,725	0.8
27,000		South Jersey Industries, Inc.	1,581,660	0.9
27,200		Southwest Gas Corp.	1,360,000	0.7
46,600		UIL Holdings Corp.	1,732,588	0.9
			8,147,573	4.4
		Total Common Stock (Cost $137,199,726)	186,076,258	101.0

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
1,916,674		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $1,916,674)	1,916,674	1.0
		Total Short-Term Investments (Cost $1,916,674)	1,916,674	1.0
		Total Investments in Securities (Cost $139,116,400)	$187,992,932	102.0
		Liabilities in Excess of Other Assets	(3,611,370)	(2.0)
		Net Assets	$184,381,562	100.0

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $140,102,098.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,076,937
Gross Unrealized Depreciation	(4,186,103)
Net Unrealized Appreciation	$47,890,834

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$186,076,258	$—	$—	$186,076,258
Short-Term Investments	1,916,674	—	—	1,916,674
Total Investments, at fair value	$187,992,932	$—	$—	$187,992,932

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING FIDELITY® VIP CONTRAFUND® PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Master Fund: 100.0%
10,685,175	Fidelity VIP Contrafund Portfolio	330,492,450	100.0
	Total Investments in Master Fund
	(Cost $221,032,851)	$330,492,450	100.0
	Assets in Excess of Other Liabilities	39,974	—
	Net Assets	$330,532,424	100.0

Cost for federal income tax purposes is $275,588,854.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,903,596
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$54,903,596

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$330,492,450	$—	$—	$330,492,450
Total Investments, at fair value	$330,492,450	$—	$—	$330,492,450

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Master Fund: 100.0%
693,297	Fidelity VIP Equity-Income Portfolio	16,167,691	100.0
	Total Investments in Master Fund
	(Cost $12,974,288)	$16,167,691	100.0
	Liabilities in Excess of Other Assets	(4,639)	—
	Net Assets	$16,163,052	100.0

Cost for federal income tax purposes is $16,917,623.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(749,932)
Net Unrealized Depreciation	$(749,932)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$16,167,691	$—	$—	$16,167,691
Total Investments, at fair value	$16,167,691	$—	$—	$16,167,691

ING FIDELITY® VIP MID CAP PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Master Fund: 100.0%
1,184,205	Fidelity VIP Mid Cap Portfolio	43,330,044	100.0
	Total Investments in Master Fund
	(Cost $31,027,252)	$43,330,044	100.0
	Assets in Excess of Other Liabilities	19,520	—
	Net Assets	$43,349,564	100.0

Cost for federal income tax purposes is $38,192,544.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,137,500
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$5,137,500

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Master Fund	$43,330,044	$—	$—	$43,330,044
Total Investments, at fair value	$43,330,044	$—	$—	$43,330,044

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 21.6%
		Australia: 0.2%
703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$718,687	$0.2

		Brazil: 0.5%
BRL 1,700,000	#	Banco Votorantim SA, 6.250%, 05/16/16	870,749	0.3
781,000		Petrobras Global Finance BV, 4.375%, 05/20/23	722,556	0.2
			1,593,305	0.5

		Canada: 0.3%
370,000	±,X	Bowater Pulp and Paper Escrow, 01/15/11	—	—
402,000		Goldcorp, Inc., 3.700%, 03/15/23	367,656	0.1
687,000		Royal Bank of Canada, 2.200%, 07/27/18	690,132	0.2
			1,057,788	0.3

		Germany: 0.2%
943,000		Deutsche Bank AG, 4.296%, 05/24/28	853,672	0.2

		Luxembourg: 0.2%
260,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	278,850	0.1
275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	298,375	0.1
			577,225	0.2

		Mexico: 0.2%
MXN 8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	628,220	0.2
MXN 1,007,437	±	Banco Invex S.A., 2.020%, 03/13/34	50,939	0.0
MXN 281,314		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	30,471	0.0
			709,630	0.2

		Netherlands: 0.4%
200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	203,000	0.1
481,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	514,917	0.1
585,000		Seagate HDD Cayman, 6.875%, 05/01/20	643,500	0.2
			1,361,417	0.4

		Switzerland: 0.5%
995,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,008,892	0.3
560,000		UBS AG/Stamford CT, 7.625%, 08/17/22	620,349	0.2
			1,629,241	0.5

		United Kingdom: 1.2%
447,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	454,734	0.1
520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	579,869	0.2
742,000		Barclays Bank PLC, 7.625%, 11/21/22	737,363	0.2
654,000		Diageo Capital PLC, 2.625%, 04/29/23	603,911	0.2
200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	221,250	0.1
603,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	609,828	0.2
443,000	#	Standard Chartered PLC, 3.950%, 01/11/23	417,676	0.1
402,000		Vodafone Group PLC, 1.500%, 02/19/18	391,304	0.1
			4,015,935	1.2

		United States: 17.9%
705,000		AES Corp., 7.375%, 07/01/21	779,025	0.2
470,000		American International Group, Inc., 3.375%, 08/15/20	471,072	0.1
400,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	330,000	0.1
469,000		American Express Credit Corp., 2.125%, 07/27/18	471,465	0.1
780,000		American Tower Corp., 5.000%, 02/15/24	765,328	0.2
848,000		Ameriprise Financial, Inc., 4.000%, 10/15/23	860,081	0.3
351,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	349,907	0.1
1,050,000		Apple Inc., 1.000%, 05/03/18	1,012,762	0.3
335,000		AT&T, Inc., 2.500%, 08/15/15	345,241	0.1
555,000		AutoZone, Inc., 3.125%, 07/15/23	513,944	0.2
368,000		Bank of America Corp., 3.300%, 01/11/23	345,553	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	456,264	0.1
541,000		Bank of America Corp., 8.000%, 12/29/49	591,038	0.2
895,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	900,659	0.3
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,101,754	0.3
185,000		BE Aerospace, Inc., 6.875%, 10/01/20	203,038	0.1
543,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	507,913	0.1
600,000		Case New Holland, Inc., 7.875%, 12/01/17	700,500	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	620,125	0.2

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	$216,000	0.1
180,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	184,050	0.1
354,000		Citigroup, Inc., 4.050%, 07/30/22	344,578	0.1
469,000		Citigroup, Inc., 5.500%, 09/13/25	483,629	0.1
555,000		Citigroup, Inc., 5.950%, 12/29/49	518,231	0.2
217,000		Citigroup, Inc., 6.010%, 01/15/15	230,926	0.1
1,015,000		Comcast Corp., 5.700%, 05/15/18	1,183,719	0.4
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	486,305	0.1
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,010,317	0.3
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	317,538	0.1
446,000		DirecTV Holdings, LLC / DirectTV Financing Co., Inc., 3.500%, 03/01/16	465,303	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	521,553	0.2
265,000		DISH DBS Corp., 4.250%, 04/01/18	266,656	0.1
585,000		eBay, Inc., 2.600%, 07/15/22	545,181	0.2
1,105,000		EMC Corp./MA, 1.875%, 06/01/18	1,102,306	0.3
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,045,144	0.3
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,329,546	0.4
770,000		EPR Properties, 5.250%, 07/15/23	749,280	0.2
835,000		Ferro Corp., 7.875%, 08/15/18	880,925	0.3
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	699,364	0.2
482,000		First Horizon National Corp., 5.375%, 12/15/15	521,215	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/23	487,655	0.1
478,000		General Dynamics Corp., 2.250%, 11/15/22	433,915	0.1
715,000		General Electric Capital Corp., 6.750%, 03/15/32	855,151	0.3
361,000		General Electric Co., 2.700%, 10/09/22	341,333	0.1
816,000		Genworth Holdings, Inc., 4.900%, 08/15/23	821,223	0.2
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	901,191	0.3
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	677,959	0.2
715,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	802,588	0.2
725,000	X	Greektown, LLC Escrow, 07/16/49	—	—
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	726,463	0.2
710,000		HCA, Inc., 6.375%, 01/15/15	750,825	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	806,600	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,061,436	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	614,231	0.2
881,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	882,569	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,399,629	0.4
821,000		Intel Corp., 4.250%, 12/15/42	731,777	0.2
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	306,549	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	351,046	0.1
377,000		JPMorgan Chase & Co., 3.375%, 05/01/23	342,722	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	450,515	0.1
74	#	Kern River Funding Corp., 4.893%, 04/30/18	79	0.0
476,000		Kohl’s Corp., 4.750%, 12/15/23	491,797	0.1
821,000		Kraft Foods, Inc., 6.500%, 08/11/17	955,756	0.3
369,000		Lincoln National Corp., 4.000%, 09/01/23	368,178	0.1
442,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	374,907	0.1
575,000		Mediacom, LLC, 7.250%, 02/15/22	603,750	0.2
607,000		MetLife, Inc., 3.048%, 12/15/22	580,080	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	359,474	0.1
618,000		Morgan Stanley, 4.100%, 05/22/23	577,790	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	244,200	0.1
1,048,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	1,047,527	0.3
475,000		News America, Inc., 4.500%, 02/15/21	505,377	0.1
422,000	#	News America, Inc., 5.400%, 10/01/43	424,006	0.1

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	$362,597	0.1
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	810,927	0.2
542,000		PNC Bank NA, 3.800%, 07/25/23	531,664	0.2
495,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	458,642	0.1
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	360,592	0.1
341,000		ProLogis L.P., 4.250%, 08/15/23	339,985	0.1
97,493	&	Radio One, Inc., 12.500%, 05/24/16	99,443	0.0
696,000		Regions Financial Corp., 2.000%, 05/15/18	676,461	0.2
682,000		Reynolds American, Inc., 6.150%, 09/15/43	715,919	0.2
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	519,350	0.2
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	290,063	0.1
740,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	823,250	0.2
556,000		SLM Corp., 4.625%, 09/25/17	564,340	0.2
340,000		SLM Corp., 8.000%, 03/25/20	368,475	0.1
195,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	222,788	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
676,000		St. Jude Medical, Inc., 2.500%, 01/15/16	695,098	0.2
245,000	X	Stone Webster Escrow, 07/01/12	—	—
164,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	176,300	0.1
340,000		Time Warner, Inc., 5.875%, 11/15/40	290,228	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	676,355	0.2
680,000	#	Turlock Corp., 4.150%, 11/02/42	606,395	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	540,350	0.2
540,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	515,490	0.2
382,000		Verizon Communications, Inc., 2.450%, 11/01/22	339,535	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,426,728	0.4
605,000		Verizon Communications, Inc., 6.550%, 09/15/43	685,305	0.2
360,000		Walgreen Co., 3.100%, 09/15/22	339,540	0.1
867,000		WellPoint, Inc., 5.100%, 01/15/44	847,624	0.3
351,000		Wells Fargo & Co., 1.250%, 07/20/16	351,472	0.1
638,000		Wells Fargo & Co., 3.676%, 06/15/16	680,537	0.2
			60,021,186	17.9
		Total Corporate Bonds/Notes (Cost $73,131,551)	72,538,086	21.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.3%
		United States: 10.3%
986,311		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	996,145	0.3
1,768,532		Banc of America Funding Corp., 5.500%, 02/25/35	1,886,915	0.6
340,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	335,414	0.1
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	464,030	0.1
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	477,229	0.1
420,000	#	Bear Stearns Commercial Mortgage Securities, 5.764%, 04/12/38	449,839	0.1
440,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	428,069	0.1
332,798		Citigroup Mortgage Loan Trust, Inc., 2.690%, 05/25/35	330,111	0.1
11,533,586	ˆ	Commercial Mortgage Pass Through Certificates, 2.164%, 10/15/45	1,381,698	0.4
3,053,257	ˆ	Commercial Mortgage Trust, 1.949%, 01/10/46	305,437	0.1
2,768,833	ˆ	Commercial Mortgage Trust, 2.080%, 12/10/45	304,706	0.1
4,340,342	ˆ	Commercial Mortgage Trust, 2.417%, 05/15/45	537,728	0.2
380,000		Commercial Mortgage Trust, 5.393%, 07/15/44	391,676	0.1
480,000	#	Commercial Mortgage Trust, 5.892%, 06/10/36	488,957	0.1
217,266		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	222,777	0.1
299,322		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	299,086	0.1
1,040,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,048,653	0.3

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
100,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	$100,219	0.0
762,445	#	Credit Suisse Mortgage Capital Certificates, 4.538%, 07/27/37	773,593	0.2
167,213		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	166,865	0.1
5,725,376	#, ˆ	DBUBS 2011-LC1 Mortgage Trust, 1.559%, 11/10/46	229,220	0.1
124,164	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.679%, 01/27/37	120,995	0.0
3,077,806	ˆ	GS Mortgage Securities Corp. II, 2.557%, 11/10/45	422,278	0.1
270,000		GS Mortgage Securities Corp. II, 5.938%, 08/10/38	268,010	0.1
810,000	#	GS MTG, 1.023%, 11/08/29	804,197	0.2
229,389		GSR Mortgage Loan Trust, 2.681%, 09/25/35	229,113	0.1
72,503	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	72,503	0.0
520,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.821%, 10/15/37	496,529	0.2
2,760,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	76,352	0.0
4,666,985	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.096%, 12/15/47	508,061	0.2
600,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.063%, 01/15/38	604,803	0.2
351,278		JP Morgan Commercial Mortgage Finance Corp., 8.648%, 08/15/32	359,703	0.1
418,596	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	419,465	0.1
322,602		JPMorgan Mortgage Trust, 2.802%, 07/25/35	320,901	0.1
280,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	290,746	0.1
680,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	590,585	0.2
368,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	376,855	0.1
360,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	352,459	0.1
590,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	621,232	0.2
570,000		LB-UBS Commercial Mortgage Trust, 6.075%, 06/15/38	590,363	0.2
314,671		MASTR Adjustable Rate Mortgages Trust, 2.840%, 04/25/36	294,107	0.1
326,648		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	327,969	0.1
733,299		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	735,244	0.2
4,097,933	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.656%, 12/15/48	318,367	0.1
1,690,000		Morgan Stanley Capital I, Inc., 5.520%, 06/15/38	1,720,401	0.5
700,000		Morgan Stanley Capital I, 5.152%, 08/13/42	721,009	0.2
490,000		Morgan Stanley Capital I, 5.172%, 08/13/42	496,629	0.2
636,000		Morgan Stanley Capital I, 5.302%, 01/14/42	661,784	0.2
470,000		Morgan Stanley Capital I, 5.300%, 06/15/40	482,638	0.1
460,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	441,333	0.1
570,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	583,632	0.2
996,716		Morgan Stanley Capital I, 5.649%, 12/15/44	1,029,622	0.3
522,580	#	Morgan Stanley Re-Remic Trust, 5.249%, 12/17/43	524,063	0.2
865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.420%, 09/15/47	932,716	0.3
720,000	#	N-Star Real Estate CDO Ltd., 2.029%, 07/25/29	720,675	0.2
14,802		Residential Accredit Loans, Inc., 3.222%, 04/25/35	2,046	0.0
1,610,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,774,385	0.5
6,887,288	#, ˆ	UBS-Barclays Commercial Mortgage Trust, 2.345%, 08/10/49	879,746	0.3
6,270,777	#, ˆ	Wells Fargo Commercial Mortgage Trust, 2.303%, 10/15/45	767,045	0.2
3,078,951	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.400%, 08/15/45	373,100	0.1
445,623		Wells Fargo Mortgage-Backed Securities Trust, 2.611%, 02/25/35	445,388	0.1
152,615		Wells Fargo Mortgage-Backed Securities Trust, 2.717%, 02/25/34	154,383	0.0

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,215,896		Wells Fargo Mortgage-Backed Securities Trust, 5.331%, 08/25/35	$1,255,276	0.4
		Total Collateralized Mortgage Obligations (Cost $34,146,462)	34,785,075	10.3

STRUCTURED PRODUCTS: 0.3%
		Brazil: 0.2%
1,962,500	#, X	Hallertau SPC 2008-2A — Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 09/17/13	686,875	0.2

		Mexico: 0.1%
MXN 97,261		Reforma BLN-Backed I — Class 2A Asset Backed Variable Funding Notes, 05/22/15	6,999	0.0
MXN 170,161		Reforma BLN-Backed I — Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,244	0.0
MXN 2,565,617		Reforma BLN-Backed I — Class 2C Asset Backed Variable Funding Notes, 05/22/15	184,618	0.1
MXN 186,979		Reforma BLN-Backed I — Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,455	0.0
MXN 135,844		Reforma BLN-Backed I — Class 2E Asset Backed Variable Funding Notes, 05/22/15	9,775	0.0
MXN 86,756		Reforma BLN-Backed I — Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,243	0.0
MXN 15,977		Reforma BLN-Backed I — Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,150	0.0
			234,484	0.1

		Russia: 0.0%
RUB 11,097,000	±,X	Credit Suisse International — Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB 19,450,000	X	Credit Suisse International — SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 05/24/15	—	—
RUB 8,262,829		Morgan Stanley & Co. International PLC — EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	127,823	0.0
			127,823	0.0
		Total Structured Products (Cost $3,749,024)	1,049,182	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.0%
		Federal Home Loan Mortgage Corporation: 3.2%##
65,899		0.632%, due 02/15/29	66,185	0.0
26,227		0.682%, due 03/15/32	26,397	0.0
104,708		0.682%, due 01/15/33	105,410	0.0
36,943		1.132%, due 08/15/31	37,704	0.0
22,512		1.132%, due 02/15/32	22,976	0.0
21,553		1.182%, due 02/15/32	21,993	0.0
22,108		1.182%, due 02/15/32	22,560	0.0
32,261		1.182%, due 03/15/32	32,923	0.0
20,483,022	ˆ	4.000%, due 04/15/43	4,008,515	1.2
12,015		5.000%, due 01/01/20	12,963	0.0
56,189		5.000%, due 02/01/20	59,776	0.0
340,404		5.000%, due 09/15/23	373,385	0.1
860,000		5.000%, due 02/15/34	943,345	0.3
870,000		5.000%, due 11/15/34	954,431	0.3
27,772		5.000%, due 12/01/34	30,159	0.0
34,414		5.500%, due 01/01/18	36,527	0.0
10,641,329	ˆ	5.818%, due 05/15/36	1,444,985	0.4
7,719,950	ˆ	5.868%, due 07/15/40	1,241,565	0.4
218,465	ˆ	5.968%, due 07/15/35	33,146	0.0
28,610		6.000%, due 05/15/17	30,301	0.0
85,468		6.000%, due 02/01/34	94,488	0.0
8,425		6.500%, due 04/01/18	8,971	0.0
25,139		6.500%, due 02/01/22	27,815	0.0
32,623		6.500%, due 09/01/22	36,145	0.0
87,265		6.500%, due 04/15/28	99,619	0.0
17,968		6.500%, due 06/15/31	20,488	0.0
154,305		6.500%, due 02/15/32	174,147	0.1
120,355		6.500%, due 06/15/32	137,027	0.1
8,584		6.500%, due 08/01/32	9,520	0.0
19,114		6.500%, due 07/01/34	21,626	0.0
15,245		6.500%, due 07/01/34	17,200	0.0
111,419		6.750%, due 02/15/24	125,762	0.1
149,203		7.000%, due 09/15/26	170,526	0.1
25,683	ˆ	7.000%, due 03/15/28	4,887	0.0
147,039	ˆ	7.000%, due 04/15/28	27,929	0.0
248,838	ˆ	7.468%, due 03/15/29	49,265	0.0
130,498		7.500%, due 09/15/22	148,354	0.1
240,198	ˆ	7.518%, due 03/15/29	43,165	0.0
323,201	ˆ	8.768%, due 08/15/29	80,359	0.0
26,838		23.715%, due 06/15/34	32,981	0.0
48,544		24.082%, due 08/15/35	66,308	0.0
			10,901,828	3.2

		Federal National Mortgage Association: 2.6%##
13,568		0.579%, due 11/25/33	13,585	0.0
14,608		0.679%, due 10/18/32	14,701	0.0
50,419		1.179%, due 12/25/31	51,451	0.0
23,023		1.179%, due 04/25/32	23,502	0.0
7,085		1.179%, due 04/25/32	7,232	0.0
69,410		1.179%, due 09/25/32	70,854	0.0
69,419		1.179%, due 12/25/32	70,864	0.0

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
430,665		2.652%, due 10/01/36	$457,308	0.2
10,909,425	ˆ	3.871%, due 02/25/37	514,172	0.2
265,078		4.500%, due 08/25/25	287,175	0.1
6,491,144	ˆ	5.000%, due 05/25/18	459,141	0.2
735,926		5.000%, due 07/25/40	791,195	0.2
164,804		5.000%, due 06/01/41	180,215	0.1
28,724		5.500%, due 09/01/19	30,736	0.0
37,775		5.500%, due 09/01/19	40,491	0.0
82,863		5.500%, due 09/01/24	91,007	0.0
129,578	ˆ	5.500%, due 07/01/33	20,692	0.0
52,992	ˆ	5.500%, due 06/01/35	7,549	0.0
28,672		6.000%, due 03/25/17	30,211	0.0
46,512		6.000%, due 06/01/17	49,314	0.0
19,047		6.000%, due 05/01/21	20,705	0.0
58,997		6.000%, due 01/25/32	65,291	0.0
236,735	ˆ	6.000%, due 12/01/32	35,732	0.0
94,841	ˆ	6.000%, due 02/01/33	15,538	0.0
96,916	ˆ	6.000%, due 03/01/33	15,931	0.0
119,604	ˆ	6.000%, due 03/01/33	21,230	0.0
316,681		6.000%, due 11/01/34	351,194	0.1
476,956		6.000%, due 04/01/35	528,700	0.2
54,626	ˆ	6.000%, due 09/01/35	7,494	0.0
6,852,497	ˆ	6.271%, due 02/25/42	1,251,655	0.4
281,178	ˆ	6.361%, due 06/25/37	36,028	0.0
771,778	ˆ	6.391%, due 06/25/36	109,596	0.0
33,782		6.500%, due 04/25/29	38,156	0.0
54,424		6.500%, due 11/25/29	61,026	0.0
180,431		6.500%, due 12/01/29	203,674	0.1
64,059		6.500%, due 10/25/31	71,506	0.0
384,201	ˆ	6.500%, due 02/01/32	74,769	0.0
57,272		6.500%, due 04/25/32	63,013	0.0
75,278		6.500%, due 01/01/34	85,327	0.0
40,245	ˆ	6.571%, due 05/25/35	6,493	0.0
44,031	ˆ	6.871%, due 10/25/22	1,213	0.0
67,645	ˆ	6.921%, due 06/25/23	8,738	0.0
1,151		7.000%, due 09/01/14	1,170	0.0
6,429		7.000%, due 11/01/17	6,671	0.0
63,695	ˆ	7.000%, due 02/01/28	12,022	0.0
594		7.000%, due 02/01/31	639	0.0
78,963	ˆ	7.000%, due 03/25/33	19,819	0.0
1,412		7.000%, due 04/01/33	1,624	0.0
62,373	ˆ	7.000%, due 04/25/33	12,014	0.0
212,048	ˆ	7.051%, due 09/25/36	37,399	0.0
373,754	ˆ	7.371%, due 10/25/33	65,463	0.0
330,110	ˆ	7.451%, due 03/25/23	27,429	0.0
90,926	ˆ	7.500%, due 01/01/24	17,958	0.0
47,362		7.500%, due 09/01/32	56,259	0.0
123,449		7.500%, due 01/01/33	145,006	0.1
221,551	ˆ	7.571%, due 07/25/31	35,417	0.0
130,948	ˆ	7.571%, due 02/25/32	22,856	0.0
74,748	ˆ	7.771%, due 07/25/32	14,585	0.0
144,490		23.285%, due 07/25/35	151,735	0.1
79,066		23.543%, due 06/25/36	111,904	0.0
45,122		23.911%, due 03/25/36	65,588	0.0
82,539		27.373%, due 04/25/35	135,157	0.1
956,913		32.556%, due 11/25/36	1,477,805	0.5
			8,702,924	2.6
		Government National Mortgage Association: 1.2%
3,709,050	ˆ	4.000%, due 04/20/38	479,085	0.2
116,442		5.000%, due 04/15/34	127,952	0.0
7,738,691	ˆ	5.670%, due 06/20/40	1,240,885	0.4
31,889		6.500%, due 02/20/35	36,332	0.0
83,123		8.000%, due 01/16/30	97,279	0.0
381,429		8.000%, due 02/16/30	449,603	0.1
1,048,804		21.465%, due 03/20/37	1,477,393	0.5
			3,908,529	1.2
		Total U.S. Government Agency Obligations (Cost $21,744,412)	23,513,281	7.0

FOREIGN GOVERNMENT BONDS: 17.0%
		Brazil: 0.2%
BRL 705,000		Brazil Notas do Tesouro Nacional Series F, 5.910%, 05/15/45	758,184	0.2

		Canada: 0.2%
CAD 600,000		Canadian Government Bond, 4.000%, 06/01/41	682,161	0.2

		Dominican Republic: 1.0%
DOP 80,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	1,915,842	0.6
DOP 57,500,000		Dominican Republic International Bond, 15.500%, 04/19/19	1,457,241	0.4
			3,373,083	1.0

		Germany: 4.1%
EUR 250,000		Bundesobligation, 0.250%, 04/13/18	331,841	0.1
EUR 1,800,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	2,491,787	0.8
EUR 2,810,000		Bundesschatzanweisungen, 0.140%, 06/12/15	3,792,637	1.1
EUR 5,180,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	6,959,825	2.1
EUR 70,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	92,791	0.0
			13,668,881	4.1

		Ireland: 2.9%
EUR 7,160,000		Ireland Government Bond, 3.900%, 03/20/23	9,721,455	2.9

		Italy: 3.8%
EUR 9,412,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 05/01/23	12,834,893	3.8

		Mexico: 0.3%
MXN 12,000,000		Mexican Bonos, 6.500%, 06/09/22	951,495	0.3

		Poland: 0.1%
PLN 1,500,000		Poland Government Bond, 4.000%, 10/25/23	462,633	0.1

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Portugal: 2.0%
EUR 5,357,000	#	Portugal Obrigacoes do Tesouro OT, 5.650%, 02/15/24	$6,580,324	$2.0

		Russia: 0.4%
RUB 44,274,000		Russian Federal Bond — OFZ, 7.050%, 01/19/28	1,301,513	0.4

		South Africa: 0.0%
ZAR 1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	114,282	0.0

		United Kingdom: 2.0%
GBP 20,000		United Kingdom Gilt, 1.250%, 07/22/18	31,960	0.0
GBP 50,000		United Kingdom Gilt, 1.750%, 09/07/22	75,835	0.0
GBP 2,230,000		United Kingdom Gilt, 3.250%, 01/22/44	3,418,467	1.0
GBP 10,000		United Kingdom Gilt, 4.250%, 06/07/32	18,356	0.0
GBP 60,000		United Kingdom Gilt, 4.500%, 12/07/42	115,512	0.1
GBP 1,700,000		United Kingdom Gilt, 5.000%, 09/07/14	2,870,476	0.9
			6,530,606	2.0
		Total Foreign Government Bonds (Cost $55,654,927)	56,979,510	17.0

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.6%
694,000		2.875%, due 05/15/43	589,032	0.2
1,420,000		3.125%, due 02/15/43	1,272,232	0.4
			1,861,264	0.6

		U.S. Treasury Notes: 2.8%
3,255,000		0.250%, due 09/30/15	3,250,551	1.0
3,347,000		0.875%, due 09/15/16	3,372,494	1.0
35,000		1.375%, due 09/30/18	34,985	0.0
1,429,000		2.000%, due 09/30/20	1,427,995	0.4
1,352,000		2.500%, due 08/15/23	1,339,009	0.4
			9,425,034	2.8
		Total U.S. Treasury Obligations (Cost $11,240,829)	11,286,298	3.4

ASSET-BACKED SECURITIES: 5.6%
		United States: 5.6%
1,000,000	#	Apidos CDO II, 1.064%, 12/21/18	963,473	0.3
740,000	#	Ares XII CLO Ltd., 2.262%, 11/25/20	729,844	0.2
1,605,000		BA Credit Card Trust, 4.932%, 03/15/16	1,607,988	0.5
950,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.023%, 06/20/17	902,591	0.3
1,450,000	#	Castle Garden Funding, 2.010%, 10/27/20	1,418,493	0.4
330,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	381,749	0.1
120,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	139,151	0.0
1,254,285	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	1,247,844	0.4
1,625,000	#	Gulf Stream — Compass CLO 2005-II Ltd., 1.065%, 01/24/20	1,592,280	0.5
1,000,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.963%, 05/21/18	989,485	0.3
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.715%, 08/07/21	386,579	0.1
220,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	222,125	0.1
200,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	202,436	0.1
169,060	#	Lightpoint CLO Ltd., 0.514%, 09/15/17	166,461	0.0
350,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	351,511	0.1
1,840,000	#	Madison Park Funding I Ltd., 1.035%, 05/10/19	1,823,926	0.5
1,680,000	#	Madison Park Funding I Ltd., 2.165%, 05/10/19	1,679,558	0.5
1,300,000	#	Morgan Stanley Investment Management Croton Ltd., 1.018%, 01/15/18	1,236,443	0.4
100,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	102,271	0.0
900,000	#	Stanfield Azure CLO Ltd., 0.962%, 05/27/20	880,383	0.3
300,000	#	Stanfield Bristol CLO Ltd, 0.714%, 10/15/19	295,434	0.1
320,000		Toyota Auto Receivables Owner Trust, 1.460%, 01/15/19	323,285	0.1
153,064	#	Venture III CDO Ltd, 1.866%, 01/21/16	153,088	0.0
1,000,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	989,232	0.3
		Total Asset-Backed Securities (Cost $18,710,101)	18,785,630	5.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.2%
		United States: 0.2%
43,083	@,L	American Media, Inc.	495,455	0.2
4,988	@	Resolute Forest Products	65,941	0.0

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
274		Rock-Tenn Co.	$27,748	0.0
		Total Common Stock (Cost $1,315,740)	589,144	0.2

PREFERRED STOCK: 0.2%
		United States: 0.2%
27,000	P	Goldman Sachs Group, Inc.	605,880	0.2
		Total Preferred Stock (Cost $672,300)	605,880	0.2

WARRANTS: —%
		Consumer Discretionary: —%
2,406	X	Media News Group	—	—
		Total Warrants (Cost $—)	—	—

INVESTMENT COMPANIES: 27.7%
		United States: 27.7%
1,299,325	**	ING Emerging Markets Corporate Debt Fund — Class P	12,616,441	3.7
4,315,347	**	ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	40,219,036	12.0
3,759,399	**	ING Emerging Markets Local Currency Debt Fund — Class P	34,248,126	10.2
739,663	**	ING High Yield Bond Fund — Class P	6,035,647	1.8
		Total Investment Companies (Cost $100,353,639)	93,119,250	27.7

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.5%
		Interest Rate Swaption: 0.4%
15,350,000	@	Receive a floating rate based on the EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.9125%, Exp. 08/24/15 Counterparty: Citigroup, Inc.	1,467,029	0.4

		Options on Currencies: 0.1%
13,700,000	@	Call USD vs. Put GBP, Strike @ 1.535, Exp. 02/14/14 Counterparty: Deutsche Bank AG	58,730	0.0
10,500,000	@	Call USD. Put EUR, Strike @ 1.300, Exp. 12/20/13 Counterparty: Deutsche Bank AG	36,884	0.0
7,280,000	@	Put USD vs. Call CAD, Strike @ 1.050, Exp. 11/08/13 Counterparty: Citigroup, Inc.	21,883	0.0
13,772,722	@	Put USD vs. Call JPY, Strike @ 98.000, Exp. 12/20/13 Counterparty: Barclays Bank PLC	266,730	0.1
			384,227	0.1
		Total Purchased Options (Cost $2,568,038)	1,851,256	0.5
		Total Long-Term Investments (Cost $323,287,023)	315,102,592	93.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
		U.S. Treasury Bills: 0.0%
9,000		United States Treasury Bill, 0.080%, 09/18/14 (Cost $8,992)	8,993	0.0

		Securities Lending Collateralcc(1): 0.2%
616,006		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $616,007, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $628,340, due 07/15/16-02/15/43) (Cost $616,006)	616,006	0.2

		Foreign Government Bonds: 1.2%
NGN 126,044,000	Z	Nigeria Treasury Bill, 10.360%, 10/24/13	776,187	0.2
NGN 382,200,000	Z	Nigeria Treasury Bill, 10.560%, 10/17/13	2,358,103	0.7
NGN 137,827,000	Z	Nigeria Treasury Bill, 15.540%, 12/19/13	827,978	0.3
			3,962,268	1.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
4,468,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $4,468,000)	4,468,000	1.3
		Total Short-Term Investments (Cost $9,127,633)	9,055,267	2.7
		Total Investments in Securities (Cost $332,414,656)	$324,157,859	96.5
		Assets in Excess of Other Liabilities	11,868,027	3.5
		Net Assets	$336,025,886	100.0

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

**	Investment in affiliate

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

CAD	Canadian Dollar

DOP	Dominican Peso

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

PLN	Polish Zloty

RUB	Russian Ruble

ZAR	South African Rand

Cost for federal income tax purposes is $333,856,861.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6,679,559
Gross Unrealized Depreciation	(16,378,561)
Net Unrealized Depreciation	$(9,699,002)

Sector Diversification	Percentage of Net Assets
Affiliated Mutual Funds	27.7%
Foreign Government Bonds	18.2
Collateralized Mortgage Obligations	10.3
Financials	8.9
Asset-Backed Securities	5.5
Federal Home Loan Mortgage Corporation	3.2
Consumer Discretionary	2.7
Federal National Mortgage Association	2.6
U.S. Treasury Notes	2.4
Health Care	1.6
Telecommunication Services	1.5
Information Technology	1.5
Utilities	1.4
Energy	1.3
Government National Mortgage Association	1.2
Materials	1.1
Consumer Staples	1.0
U.S. Treasury Bonds	1.0
Industrials	1.0
Interest Rate Swaption	0.4
Structured Products	0.3
Options on Currencies	0.1
Credit Card Asset-Backed Securities	0.1
Other Asset-Backed Securities	0.0
U.S. Treasury Bills	0.0
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	3.5
Net Assets	100.0%

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
United States	$93,689	$—	$495,455	$589,144
Total Common Stock	93,689	—	495,455	589,144
Preferred Stock	605,880	—	—	605,880
Warrants	—	—	—	—
Purchased Options	—	1,851,256	—	1,851,256
Corporate Bonds/Notes	—	72,507,615	30,471	72,538,086
Collateralized Mortgage Obligations	—	34,064,400	720,675	34,785,075
Structured Products	—	—	1,049,182	1,049,182
Short-Term Investments	4,468,000	4,587,267	—	9,055,267
U.S. Treasury Obligations	—	11,286,298	—	11,286,298
U.S. Government Agency Obligations	—	23,513,281	—	23,513,281
Asset-Backed Securities	—	18,785,630	—	18,785,630
Foreign Government Bonds	—	56,979,510	—	56,979,510
Investment Companies	93,119,250	—	—	93,119,250
Total Investments, at fair value	$98,286,819	$223,575,257	$2,295,783	$324,157,859
Other Financial Instruments+
Swaps	205,574	—	—	205,574
Futures	742,686	—	—	742,686
Forward Foreign Currency Contracts	—	3,067,458	—	3,067,458
Total Assets	$99,235,079	$226,642,715	$2,295,783	$328,173,577
Liabilities Table
Other Financial Instruments+
Swaps	$(520,206)	$(1,693,941)	$—	$(2,214,147)
Futures	(618,435)	—	—	(618,435)
Written Options	—	(1,675,963)	—	(1,675,963)
Forward Foreign Currency Contracts	—	(1,868,341)	—	(1,868,341)
Total Liabilities	$(1,138,641)	$(5,238,245)	$—	$(6,376,886)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$23,026,804	$143,887	$(9,170,081)	$(1,384,169)	$12,616,441	$664,496	$479,919	$—
ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	52,028,477	565,094	(7,434,113)	(4,940,422)	40,219,036	1,764,689	65,886	—
ING Emerging Markets Local Currency Debt Fund — Class P	43,722,000	—	(4,406,009)	(5,067,865)	34,248,126	1,199,040	93,991	—
ING High Yield Bond Fund — Class P	—	6,079,395	—	(43,748)	6,035,647	79,391	—	—
	$118,777,281	$6,788,376	$(21,010,203)	$(11,436,204)	$93,119,250	$3,707,616	$639,796	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Mexican Peso	84,944,630	Buy	10/04/13	$6,470,000	$6,488,328	$18,328
Barclays Bank PLC	Colombian Peso	6,484,620,000	Buy	10/04/13	3,404,000	3,401,060	(2,940)
Barclays Bank PLC	Australian Dollar	1,840,932	Buy	12/13/13	1,714,000	1,709,256	(4,744)
Barclays Bank PLC	Norwegian Krone	5,444,630	Buy	12/13/13	907,000	902,976	(4,024)
Barclays Bank PLC	British Pound	555,418	Buy	12/13/13	891,000	898,689	7,689
Barclays Bank PLC	South African Rand	18,833,874	Buy	12/13/13	1,921,726	1,855,681	(66,045)
Barclays Bank PLC	EU Euro	2,899,296	Buy	12/13/13	3,889,000	3,923,057	34,057
Barclays Bank PLC	Norwegian Krone	5,643,992	Buy	12/13/13	967,000	936,039	(30,961)
Barclays Bank PLC	New Zealand Dollar	3,753,094	Buy	12/13/13	3,124,000	3,101,513	(22,487)
Barclays Bank PLC	Australian Dollar	3,970,556	Buy	12/13/13	3,692,617	3,686,555	(6,062)
Barclays Bank PLC	Norwegian Krone	4,587,458	Buy	12/13/13	775,205	760,816	(14,389)
Barclays Bank PLC	Swedish Krona	12,238,237	Buy	12/13/13	1,882,169	1,901,074	18,905
Barclays Bank PLC	Colombian Peso	4,497,506,687	Buy	10/04/13	2,313,532	2,358,857	45,325
Barclays Bank PLC	South Korean Won	3,709,088,600	Buy	12/13/13	3,353,000	3,435,473	82,473
Barclays Bank PLC	South Korean Won	4,038,577,800	Buy	12/13/13	3,594,000	3,740,656	146,656
Barclays Bank PLC	Russian Ruble	112,809,535	Buy	12/13/13	3,343,000	3,436,806	93,806
Barclays Bank PLC	Israeli New Shekel	6,848,305	Buy	12/13/13	1,911,279	1,940,717	29,438
Barclays Bank PLC	Indian Rupee	267,428,058	Buy	12/13/13	4,075,405	4,187,832	112,427
Citigroup, Inc.	Swiss Franc	3,422,862	Buy	12/13/13	3,733,000	3,787,190	54,190
Citigroup, Inc.	Indian Rupee	233,591,850	Buy	12/13/13	3,699,000	3,657,968	(41,032)
Citigroup, Inc.	Malaysian Ringgit	11,772,068	Buy	12/13/13	3,699,000	3,594,802	(104,198)
Citigroup, Inc.	Swiss Franc	3,246,926	Buy	12/13/13	3,510,000	3,592,527	82,527
Citigroup, Inc.	EU Euro	2,626,322	Buy	12/13/13	3,510,000	3,553,693	43,693
Citigroup, Inc.	Danish Krone	6,741,468	Buy	12/13/13	1,209,301	1,223,651	14,350
Citigroup, Inc.	EU Euro	28,540,687	Buy	12/13/13	38,155,331	38,618,596	463,265
Citigroup, Inc.	EU Euro	2,083,430	Buy	12/13/13	2,779,000	2,819,103	40,103
Citigroup, Inc.	New Zealand Dollar	10,717,069	Buy	12/13/13	8,737,734	8,856,463	118,729
Credit Suisse Group AG	British Pound	10,712,391	Buy	12/13/13	17,021,636	17,333,069	311,433
Deutsche Bank AG	Chinese Offshore Yuan	25,761,027	Buy	01/14/14	4,091,000	4,193,969	102,969
Deutsche Bank AG	Mexican Peso	41,041,455	Buy	10/04/13	3,210,000	3,134,871	(75,129)
Deutsche Bank AG	Colombian Peso	6,367,001,500	Buy	10/04/13	3,271,000	3,339,371	68,371
Deutsche Bank AG	Mexican Peso	47,047	Buy	10/04/13	3,527	3,594	67
Deutsche Bank AG	Mexican Peso	84,983,450	Buy	10/04/13	6,470,000	6,491,293	21,293
Deutsche Bank AG	Philippine Peso	123,758,519	Buy	12/13/13	2,858,164	2,842,279	(15,885)
Deutsche Bank AG	Swedish Krona	8,131,293	Buy	12/13/13	1,246,000	1,263,106	17,106
Deutsche Bank AG	Turkish Lira	5,997,878	Buy	12/13/13	2,865,000	2,930,542	65,542
Deutsche Bank AG	Chilean Peso	1,615,607,000	Buy	12/13/13	3,098,000	3,167,955	69,955
Deutsche Bank AG	Chilean Peso	1,190,868,635	Buy	12/13/13	2,272,650	2,335,109	62,459
Deutsche Bank AG	Czech Koruna	7,548,345	Buy	12/13/13	390,327	397,703	7,376
Deutsche Bank AG	Hong Kong Sar Dollar	762,813	Buy	12/13/13	98,408	98,368	(40)
Deutsche Bank AG	South Korean Won	71,668,318	Buy	12/13/13	63,904	66,381	2,477
Deutsche Bank AG	Russian Ruble	6,400,162	Buy	12/13/13	190,850	194,984	4,134
Deutsche Bank AG	Singapore Dollar	707,036	Buy	12/13/13	553,971	563,623	9,652
Goldman Sachs & Co.	Swiss Franc	6,671,813	Buy	12/13/13	7,265,000	7,381,957	116,957
Goldman Sachs & Co.	British Pound	4,526,460	Buy	12/13/13	7,198,000	7,323,990	125,990
JPMorgan Chase & Co.	British Pound	3,112,816	Buy	12/13/13	4,990,000	5,036,659	46,659
JPMorgan Chase & Co.	Japanese Yen	3,802,030,770	Buy	12/13/13	38,507,622	38,698,271	190,649
UBS Warburg LLC	Mexican Peso	9,073,307	Buy	10/04/13	700,000	693,047	(6,953)
							$2,234,161
Barclays Bank PLC	Mexican Peso	49,198,065	Sell	10/04/13	$3,745,000	$3,757,897	$(12,897)
Barclays Bank PLC	British Pound	1,336,328	Sell	12/13/13	2,142,000	2,162,231	(20,231)
Barclays Bank PLC	New Zealand Dollar	367,471	Sell	12/13/13	302,848	303,674	(826)
Barclays Bank PLC	Brazilian Real	3,471,698	Sell	12/13/13	1,546,000	1,540,788	5,212
Barclays Bank PLC	EU Euro	1,866,295	Sell	12/13/13	2,520,000	2,525,296	(5,296)
Barclays Bank PLC	EU Euro	3,530,016	Sell	12/13/13	4,777,386	4,776,488	898
Barclays Bank PLC	New Zealand Dollar	2,070,528	Sell	12/13/13	1,691,000	1,711,060	(20,060)
Barclays Bank PLC	Singapore Dollar	4,163,250	Sell	12/13/13	3,333,000	3,318,791	14,209
Barclays Bank PLC	EU Euro	668,276	Sell	12/13/13	893,055	904,249	(11,194)
Barclays Bank PLC	Canadian Dollar	2,541,966	Sell	12/13/13	2,462,811	2,463,274	(463)
Barclays Bank PLC	Swiss Franc	9,756,916	Sell	12/13/13	10,543,652	10,795,438	(251,786)
Barclays Bank PLC	Norwegian Krone	7,282,447	Sell	12/13/13	1,229,000	1,207,772	21,228
Barclays Bank PLC	Russian Ruble	115,302,494	Sell	12/13/13	3,491,000	3,512,755	(21,755)
Barclays Bank PLC	Chilean Peso	1,518,800,400	Sell	12/13/13	2,988,000	2,978,132	9,868
Barclays Bank PLC	Malaysian Ringgit	9,958,548	Sell	12/13/13	2,999,834	3,041,013	(41,179)

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Peruvian Nuevo Sol	1,483,191	Sell	12/13/13	$522,066	$527,978	$(5,912)
Citigroup, Inc.	Mexican Peso	43,522,431	Sell	10/04/13	3,314,000	3,324,375	(10,375)
Citigroup, Inc.	Mexican Peso	15,413,668	Sell	10/04/13	1,151,000	1,177,343	(26,343)
Citigroup, Inc.	Mexican Peso	48,107,782	Sell	10/04/13	3,689,190	3,674,618	14,572
Citigroup, Inc.	New Zealand Dollar	1,077,382	Sell	12/13/13	882,000	890,336	(8,336)
Citigroup, Inc.	Swedish Krona	8,082,619	Sell	12/13/13	1,268,000	1,255,545	12,455
Citigroup, Inc.	Norwegian Krone	5,466,003	Sell	12/13/13	935,000	906,520	28,480
Citigroup, Inc.	Swiss Franc	1,002,503	Sell	12/13/13	1,102,000	1,109,209	(7,209)
Citigroup, Inc.	New Zealand Dollar	18,054	Sell	12/13/13	14,786	14,919	(133)
Citigroup, Inc.	British Pound	10,864,433	Sell	12/13/13	17,315,472	17,579,078	(263,606)
Citigroup, Inc.	Hungarian Forint	410,743,754	Sell	12/13/13	1,825,528	1,858,685	(33,157)
Citigroup, Inc.	South African Rand	32,755,373	Sell	12/13/13	3,262,000	3,227,351	34,649
Citigroup, Inc.	South African Rand	4,339,601	Sell	12/13/13	414,000	427,576	(13,576)
Citigroup, Inc.	Chilean Peso	1,887,774,840	Sell	12/13/13	3,636,000	3,701,634	(65,634)
Citigroup, Inc.	Israeli New Shekel	5,787,545	Sell	12/13/13	1,576,000	1,640,112	(64,112)
Citigroup, Inc.	Romanian New Leu	2,380,567	Sell	12/13/13	705,458	719,287	(13,829)
Citigroup, Inc.	Taiwan New Dollar	793,170	Sell	12/13/13	26,527	26,856	(329)
Citigroup, Inc.	South African Rand	37,117,466	Sell	12/13/13	3,590,739	3,657,143	(66,404)
Citigroup, Inc.	Thai Baht	45,852,799	Sell	12/13/13	1,450,349	1,459,463	(9,114)
Deutsche Bank AG	Chinese Offshore Yuan	21,010,672	Sell	01/14/14	3,369,957	3,420,597	(50,640)
Deutsche Bank AG	Mexican Peso	43,352,091	Sell	10/04/13	3,314,000	3,311,364	2,636
Deutsche Bank AG	New Zealand Dollar	626,481	Sell	12/13/13	513,000	517,717	(4,717)
Deutsche Bank AG	Swedish Krona	9,699,087	Sell	12/13/13	1,513,000	1,506,645	6,355
Deutsche Bank AG	Philippine Peso	18,679,360	Sell	12/13/13	434,000	428,996	5,004
Deutsche Bank AG	Russian Ruble	109,283,475	Sell	12/13/13	3,405,000	3,329,383	75,617
Deutsche Bank AG	Colombian Peso	7,600,123,250	Sell	10/04/13	3,901,000	3,986,120	(85,120)
Deutsche Bank AG	Russian Ruble	38,533,330	Sell	12/13/13	1,133,000	1,173,940	(40,940)
Deutsche Bank AG	South African Rand	8,738,556	Sell	12/13/13	841,000	861,000	(20,000)
Deutsche Bank AG	Indian Rupee	153,692,270	Sell	12/13/13	2,297,000	2,406,768	(109,768)
Deutsche Bank AG	Indonesian Rupiah	30,053,225,640	Sell	12/13/13	2,613,324	2,561,256	52,068
Deutsche Bank AG	Turkish Lira	11,475,433	Sell	12/13/13	5,742,310	5,606,856	135,454
Deutsche Bank AG	Polish Zloty	9,437,995	Sell	12/13/13	2,942,019	3,009,167	(67,148)
Goldman Sachs & Co.	Colombian Peso	6,290,991,000	Sell	10/04/13	3,274,000	3,299,505	(25,505)
JPMorgan Chase & Co.	New Zealand Dollar	2,983,218	Sell	12/13/13	2,485,000	2,465,297	19,703
JPMorgan Chase & Co.	Brazilian Real	9,118,751	Sell	12/13/13	3,960,542	4,047,029	(86,487)
UBS Warburg LLC	Chinese Offshore Yuan	4,750,355	Sell	01/14/14	764,000	773,371	(9,371)
							$(1,035,044)

ING Global Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	15	12/06/13	$2,546,741	$46,894
Australia 10-Year Bond	28	12/16/13	3,072,229	62,323
Australia 3-Year Bond	43	12/16/13	4,371,121	39,618
Canada 10-Year Bond	53	12/18/13	6,670,472	73,501
Euro-Bund	33	12/06/13	6,272,491	100,210
Euro-Schatz	270	12/06/13	40,325,766	21,549
Japan 10-Year Bond (TSE)	18	12/11/13	26,391,576	244,178
Japanese Government Bonds 10-Year Mini	26	12/10/13	3,812,117	35,281
Long Gilt	60	12/27/13	10,715,882	68,001
Short Gilt	50	12/27/13	8,425,611	(8,311)
U.S. Treasury 10-Year Note	43	12/19/13	5,434,797	38,862
U.S. Treasury Ultra Long Bond	5	12/19/13	710,469	12,269
			$118,749,272	$734,375
Short Contracts
Euro-Bobl 5-Year	(13)	12/06/13	(2,188,533)	(12,555)
U.S. Treasury 2-Year Note	(7)	12/31/13	(1,541,859)	(1,221)
U.S. Treasury 5-Year Note	(122)	12/31/13	(14,767,719)	(269,708)
U.S. Treasury Long Bond	(113)	12/19/13	(15,071,375)	(326,640)
			$(33,569,486)	$(610,124)

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

ING Global Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 18,000,000	$(1,434,935)	$(1,450,794)	$15,859
						$(1,434,935)	$(1,450,794)	$15,859

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Global Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.963% and pay a floating rate based on the 3-month AUD-BBR-BBSW	08/15/15	AUD 100,949,000	$32,882	$32,882
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP 14,040,000	(2,024)	(2,024)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.842%	09/16/18	USD 33,900,000	(518,182)	(518,182)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.800%	09/25/25	USD 104,843,000	172,692	172,692
			$(314,632)	$(314,632)

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD 22,570,000	$(40,590)	$—	$(40,590)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD 56,490,000	(218,416)	—	(218,416)
			$(259,006)	$—	$(259,006)

ING Global Bond Portfolio Written OTC Options on September 30, 2013:

	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
7,280,000	Citigroup, Inc.	Call USD vs. Put CAD	1.015 USD	11/08/13	$19,729	$(17,186)
10,500,000	Deutsche Bank AG	Call USD vs. Put EUR	1.260 USD	12/20/13	66,990	(12,745)
8,525,941	Barclays Bank PLC	Call USD vs. Put JPY	104.000 USD	12/20/13	76,563	(30,561)
10,500,000	Deutsche Bank AG	Put USD vs. Call EUR	1.360 USD	12/20/13	45,045	(118,044)
17,051,941	Barclays Bank PLC	Put USD vs. Call JPY	94.000 USD	12/20/13	157,901	(108,668)
			Total Written OTC Options		$366,228	$(287,204)

ING Global Bond Portfolio Written Swaptions Open on September 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	EUR-EURIBOR- Reuters	Pay	2.890%	08/24/15	EUR 33,966,000	$1,827,693	$(1,388,759)
					Total Written Swaptions		$1,827,693	$(1,388,759)

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Investments in securities at value*	$384,227
Interest rate contracts	Investments in securities at value*	1,467,029
Foreign exchange contracts	Forward foreign currency contracts	3,067,458
Interest rate contracts	Futures contracts	742,686
Interest rate contracts	Interest rate swaps**	205,574
Total Asset Derivatives		$5,866,974

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,868,341
Interest rate contracts	Futures contracts	618,435
Credit contracts	Credit default swaps	1,434,935
Interest rate contracts	Interest rate swaps	259,006
Interest rate contracts	Interest rate swaps**	520,206
Foreign exchange contracts	Written options	287,204
Interest rate contracts	Written options	1,388,759
Total Liability Derivatives		$6,376,886

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldmans Sachs & Co.	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased options	$266,730	$1,488,912	$—	$95,614	$—	$—	$—	$1,851,256
Forward foreign currency contracts	640,519	907,013	311,433	708,535	242,947	257,011	—	3,067,458
Total Assets	$907,249	$2,395,925	$311,433	$804,149	$242,947	$257,011	$—	$4,918,714
Liabilities:
Forward foreign currency contracts	$543,251	$727,387	$—	$469,387	$25,505	$86,487	$16,324	$1,868,341
Credit default swaps	—	—	—	1,434,935	—	—	—	1,434,935
Interest rate swaps	—	259,006	—	—	—	—	—	259,006
Written options	139,229	1,405,945	—	130,789	—	—	—	1,675,963
Total Liabilities	$682,480	$2,392,338	$—	$2,035,111	$25,505	$86,487	$16,324	$5,238,245
Net OTC derivative instruments by counterparty, at fair value	$224,769	$3,587	$311,433	$(1,230,962)	$217,442	$170,524	$(16,324)	(319,531)
Total collateral pledged by Portfolio/(Received from counterparty)	$1,070,000	$5,918,000	$—	$1,450,000	$—	$—	$—	$8,438,000
Net Exposure(1)	$1,294,769	$5,921,587	$311,433	$219,038	$217,442	$170,524	$(16,324)	$8,118,469

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 16.0%
151,101	iShares MSCI EMU Index Fund	5,699,530	2.0
218,762	iShares iBoxx $ High Yield Corporate Bond Fund	20,029,849	7.0
139,159	iShares MSCI Emerging Markets Index Fund	5,673,512	2.0
359,538	SPDR Barclays Capital High Yield Bond ETF	14,323,994	5.0
	Total Exchange-Traded Funds (Cost $45,903,332)	45,726,885	16.0

MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 84.0%
515,226	ING Emerging Markets Index Portfolio — Class I	5,657,182	2.0
2,689,662	ING International Index Portfolio — Class I	25,551,787	9.0
1,544,277	ING RussellTM Mid Cap Index Portfolio — Class I	22,839,864	8.0
367,496	ING RussellTM Small Cap Index Portfolio — Class I	5,725,591	2.0
12,509,530	ING U.S. Bond Index Portfolio — Class I	131,600,260	46.1
3,613,132	ING U.S. Stock Index Portfolio — Class I	48,379,832	16.9
	Total Mutual Funds (Cost $230,142,389)	239,754,516	84.0
	Total Investments in Securities (Cost $276,045,721)	$285,481,401	100.0
	Liabilities in Excess of Other Assets	(90,293)	—
	Net Assets	$285,391,108	100.0

Cost for federal income tax purposes is $277,567,516.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,545,111
Gross Unrealized Depreciation	(7,631,226)
Net Unrealized Appreciation	$7,913,885

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$45,726,885	$—	$—	$45,726,885
Mutual Funds	239,754,516	—	—	239,754,516
Total Investments, at fair value	$285,481,401	$—	$—	$285,481,401

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$11,382,425	$2,460,234	$(7,411,040)	$(774,437)	$5,657,182	$13,900	$(53,045)	$49,575
ING International Index Portfolio — Class I	27,516,918	4,849,089	(8,161,936)	1,347,716	25,551,787	598,393	1,795,729	—
ING RussellTM Mid Cap Index Portfolio — Class I	24,408,308	3,843,185	(8,623,848)	3,212,219	22,839,864	268,246	1,043,037	668,311
ING RussellTM Small Cap Index Portfolio — Class I	5,472,948	947,923	(1,407,009)	711,729	5,725,591	78,518	406,004	198,625
ING U.S. Bond Index Portfolio — Class I	125,297,356	43,132,929	(31,320,818)	(5,509,207)	131,600,260	1,325,026	(170,249)	1,313,465
ING U.S. Stock Index Portfolio — Class I	48,144,206	18,335,229	(21,646,338)	3,546,735	48,379,832	204,532	4,467,870	1,394,344
	$242,222,161	$73,568,589	$(78,570,989)	$2,534,755	$239,754,516	$2,488,615	$7,489,346	$3,624,320

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 17.3%
3	iShares Barclays 20+ Year Treasury Bond Fund	319	1.8
9	iShares MSCI EMU Index Fund	340	2.0
13	iShares iBoxx $ High Yield Corporate Bond Fund	1,190	6.8
8	iShares MSCI Emerging Markets Index Fund	326	1.9
21	SPDR Barclays Capital High Yield Bond ETF	837	4.8
	Total Exchange-Traded Funds (Cost $3,046)	3,012	17.3

MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 80.4%
31	ING Emerging Markets Index Portfolio — Class I	340	1.9
197	ING International Index Portfolio — Class I	1,870	10.7
127	ING RussellTM Mid Cap Index Portfolio — Class I	1,879	10.8
33	ING RussellTM Small Cap Index Portfolio — Class I	514	2.9
509	ING U.S. Bond Index Portfolio — Class I	5,354	30.7
305	ING U.S. Stock Index Portfolio — Class I	4,087	23.4
	Total Mutual Funds (Cost $12,710)	14,044	80.4
	Total Investments in Securities (Cost $15,756)	$17,056	97.7
	Assets in Excess of Other Liabilities	406	2.3
	Net Assets	$17,462	100.0

Cost for federal income tax purposes is $15,802.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,590
Gross Unrealized Depreciation	(336)
Net Unrealized Appreciation	$1,254

ING INDEX SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,012	$—	$—	$3,012
Mutual Funds	14,044	—	—	14,044
Total Investments, at fair value	$17,056	$—	$—	$17,056

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$716	$85	$(404)	$(57)	$340	$1	$2	$3
ING International Index Portfolio — Class I	2,103	158	(477)	86	1,870	46	149	—
ING RussellTM Mid Cap Index Portfolio — Class I	1,900	263	(425)	141	1,879	21	201	53
ING RussellTM Small Cap Index Portfolio — Class I	523	27	(93)	57	514	7	48	19
ING U.S. Bond Index Portfolio — Class I	5,888	1,678	(2,028)	(184)	5,354	60	(78)	63
ING U.S. Stock Index Portfolio — Class I	4,258	794	(1,325)	360	4,087	17	342	117
	$15,388	$3,005	$(4,752)	$403	$14,044	$152	$664	$255

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 17.0%
44,628	iShares Barclays 20+ Year Treasury Bond Fund	4,748,419	1.0
250,358	iShares MSCI EMU Index Fund	9,443,504	2.0
362,465	iShares iBoxx $ High Yield Corporate Bond Fund	33,187,295	7.0
230,572	iShares MSCI Emerging Markets Index Fund	9,400,421	2.0
595,783	SPDR Barclays Capital High Yield Bond ETF	23,735,995	5.0
	Total Exchange-Traded Funds (Cost $81,272,629)	80,515,634	17.0

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 83.0%
1,288,633	ING Emerging Markets Index Portfolio — Class I	14,149,190	3.0
6,959,629	ING International Index Portfolio — Class I	66,116,479	13.9
4,492,223	ING RussellTM Mid Cap Index Portfolio — Class I	66,439,974	14.0
1,221,717	ING RussellTM Small Cap Index Portfolio — Class I	19,034,354	4.0
9,502,849	ING U.S. Bond Index Portfolio — Class I	99,969,969	21.1
9,539,104	ING U.S. Stock Index Portfolio — Class I	127,728,602	27.0
	Total Mutual Funds (Cost $356,203,702)	393,438,568	83.0
	Total Investments in Securities (Cost $437,476,331)	$473,954,202	100.0
	Liabilities in Excess of Other Assets	(113,218)	—
	Net Assets	$473,840,984	100.0

Cost for federal income tax purposes is $439,590,087.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$41,892,880
Gross Unrealized Depreciation	(7,528,765)
Net Unrealized Appreciation	$34,364,115

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$80,515,634	$—	$—	$80,515,634
Mutual Funds	393,438,568	—	—	393,438,568
Total Investments, at fair value	$473,954,202	$—	$—	$473,954,202

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$20,087,812	$5,818,094	$(10,020,540)	$(1,736,176)	$14,149,190	$27,079	$168,941	$96,576
ING International Index Portfolio — Class I	58,451,084	14,591,456	(13,774,103)	6,848,042	66,116,479	1,449,285	580,841	—
ING RussellTM Mid Cap Index Portfolio — Class I	53,773,631	16,952,466	(11,307,715)	7,021,592	66,439,974	679,209	3,292,342	1,696,491
ING RussellTM Small Cap Index Portfolio — Class I	15,501,344	3,783,936	(2,632,692)	2,381,766	19,034,354	244,753	1,012,451	619,146
ING U.S. Bond Index Portfolio — Class I	91,129,876	49,899,655	(37,846,390)	(3,213,172)	99,969,969	991,335	(1,245,921)	1,076,038
ING U.S. Stock Index Portfolio — Class I	106,031,859	42,457,655	(31,216,488)	10,455,576	127,728,602	478,363	7,818,859	3,263,857
	$344,975,606	$133,503,262	$(106,797,928)	$21,757,628	$393,438,568	$3,870,024	$11,627,513	$6,752,108

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.3%
3	iShares Barclays 20+ Year Treasury Bond Fund	319	1.7
10	iShares MSCI EMU Index Fund	377	2.0
11	iShares iBoxx $ High Yield Corporate Bond Fund	1,007	5.4
9	iShares MSCI Emerging Markets Index Fund	367	1.9
16	SPDR Barclays Capital High Yield Bond ETF	638	3.4
3	Vanguard FTSE Europe ETF	164	0.9
	Total Exchange-Traded Funds (Cost $2,907)	2,872	15.3

MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
67	ING Emerging Markets Index Portfolio — Class I	734	3.9
368	ING International Index Portfolio — Class I	3,494	18.6
175	ING RussellTM Mid Cap Index Portfolio — Class I	2,588	13.8
48	ING RussellTM Small Cap Index Portfolio — Class I	741	3.9
286	ING U.S. Bond Index Portfolio — Class I	3,012	16.0
372	ING U.S. Stock Index Portfolio — Class I	4,975	26.5
	Total Mutual Funds (Cost $13,191)	15,544	82.7
	Total Investments in Securities (Cost $16,098)	$18,416	98.0
	Assets in Excess of Other Liabilities	370	2.0
	Net Assets	$18,786	100.0

Cost for federal income tax purposes is $16,178.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,473
Gross Unrealized Depreciation	(235)
Net Unrealized Appreciation	$2,238

ING INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,872	$—	$—	$2,872
Mutual Funds	15,544	—	—	15,544
Total Investments, at fair value	$18,416	$—	$—	$18,416

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,107	$169	$(419)	$(123)	$734	$1	$33	$5
ING International Index Portfolio — Class I	3,614	261	(609)	228	3,494	85	196	—
ING RussellTM Mid Cap Index Portfolio — Class I	2,494	307	(453)	240	2,588	29	216	73
ING RussellTM Small Cap Index Portfolio — Class I	719	57	(120)	85	741	11	62	27
ING U.S. Bond Index Portfolio — Class I	3,120	1,973	(2,025)	(56)	3,012	31	(84)	35
ING U.S. Stock Index Portfolio — Class I	5,443	1,056	(1,925)	401	4,975	22	504	150
	$16,497	$3,823	$(5,551)	$775	$15,544	$179	$927	$290

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.7%
26,302	iShares Barclays 20+ Year Treasury Bond Fund	2,798,533	0.7
197,238	iShares MSCI EMU Index Fund	7,439,817	2.0
224,367	iShares iBoxx $ High Yield Corporate Bond Fund	20,543,043	5.5
181,650	iShares MSCI Emerging Markets Index Fund	7,405,871	2.0
328,560	SPDR Barclays Capital High Yield Bond ETF	13,089,830	3.5
68,342	Vanguard FTSE Europe ETF	3,725,322	1.0
	Total Exchange-Traded Funds (Cost $55,578,049)	55,002,416	14.7

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
1,353,079	ING Emerging Markets Index Portfolio — Class I	14,856,806	4.0
7,439,666	ING International Index Portfolio — Class I	70,676,826	19.0
3,791,119	ING RussellTM Mid Cap Index Portfolio — Class I	56,070,654	15.0
1,202,871	ING RussellTM Small Cap Index Portfolio — Class I	18,740,735	5.0
3,297,163	ING U.S. Bond Index Portfolio — Class I	34,686,152	9.3
9,183,446	ING U.S. Stock Index Portfolio — Class I	122,966,338	33.0
	Total Mutual Funds (Cost $280,449,739)	317,997,511	85.3
	Total Investments in Securities (Cost $336,027,788)	$372,999,927	100.0
	Liabilities in Excess of Other Assets	(76,028)	—
	Net Assets	$372,923,899	100.0

Cost for federal income tax purposes is $337,472,469.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,869,944
Gross Unrealized Depreciation	(3,342,486)
Net Unrealized Appreciation	$35,527,458

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,002,416	$—	$—	$55,002,416
Mutual Funds	317,997,511	—	—	317,997,511
Total Investments, at fair value	$372,999,927	$—	$—	$372,999,927

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$18,241,336	$5,868,861	$(7,410,779)	$(1,842,612)	$14,856,806	$24,981	$370,669	$89,093
ING International Index Portfolio — Class I	59,203,426	16,157,607	(11,506,537)	6,822,330	70,676,826	1,512,861	932,941	—
ING RussellTM Mid Cap Index Portfolio — Class I	43,764,726	14,525,922	(8,789,845)	6,569,851	56,070,654	562,522	1,906,203	1,405,409
ING RussellTM Small Cap Index Portfolio — Class I	14,718,138	3,876,332	(2,208,499)	2,354,764	18,740,735	235,203	906,052	594,986
ING U.S. Bond Index Portfolio — Class I	28,789,596	35,558,186	(29,346,210)	(315,420)	34,686,152	295,836	(1,116,514)	363,578
ING U.S. Stock Index Portfolio — Class I	106,411,375	42,351,915	(35,122,652)	9,325,700	122,966,338	480,140	9,005,796	3,274,786
	$271,128,597	$118,338,823	$(94,384,522)	$22,914,613	$317,997,511	$3,111,543	$12,005,147	$5,727,852

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.2%
3	iShares Barclays 20+ Year Treasury Bond Fund	319	1.6
10	iShares MSCI EMU Index Fund	377	1.9
7	iShares iBoxx $ High Yield Corporate Bond Fund	641	3.3
9	iShares MSCI Emerging Markets Index Fund	367	1.9
7	SPDR Barclays Capital High Yield Bond ETF	279	1.4
4	Vanguard FTSE Europe ETF	218	1.1
	Total Exchange-Traded Funds (Cost $2,239)	2,201	11.2

MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 87.3%
88	ING Emerging Markets Index Portfolio — Class I	967	4.9
408	ING International Index Portfolio — Class I	3,872	19.7
210	ING RussellTM Mid Cap Index Portfolio — Class I	3,113	15.8
63	ING RussellTM Small Cap Index Portfolio — Class I	975	4.9
83	ING U.S. Bond Index Portfolio — Class I	878	4.5
550	ING U.S. Stock Index Portfolio — Class I	7,370	37.5
	Total Mutual Funds (Cost $14,029)	17,175	87.3
	Total Investments in Securities (Cost $16,268)	$19,376	98.5
	Assets in Excess of Other Liabilities	300	1.5
	Net Assets	$19,676	100.0

Cost for federal income tax purposes is $16,317.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,178
Gross Unrealized Depreciation	(119)
Net Unrealized Appreciation	$3,059

ING INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,201	$—	$—	$2,201
Mutual Funds	17,175	—	—	17,175
Total Investments, at fair value	$19,376	$—	$—	$19,376

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,320	$200	$(402)	$(151)	$967	$2	$41	$6
ING International Index Portfolio — Class I	3,877	279	(563)	279	3,872	92	183	—
ING RussellTM Mid Cap Index Portfolio — Class I	2,911	341	(458)	319	3,113	35	219	87
ING RussellTM Small Cap Index Portfolio — Class I	918	56	(124)	125	975	14	64	35
ING U.S. Bond Index Portfolio — Class I	1,405	1,587	(2,131)	17	878	10	(69)	17
ING U.S. Stock Index Portfolio — Class I	7,173	1,665	(2,112)	644	7,370	30	555	207
	$17,604	$4,128	$(5,790)	$1,233	$17,175	$183	$993	$352

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.5%
31,331	iShares Barclays 20+ Year Treasury Bond Fund	3,333,618	1.5
117,114	iShares MSCI EMU Index Fund	4,417,540	2.0
36,352	iShares iBoxx $ High Yield Corporate Bond Fund	3,328,389	1.5
107,914	iShares MSCI Emerging Markets Index Fund	4,399,654	2.0
83,653	SPDR Barclays Capital High Yield Bond ETF	3,332,736	1.5
40,601	Vanguard FTSE Europe ETF	2,213,161	1.0
	Total Exchange-Traded Funds (Cost $21,391,439)	21,025,098	9.5

MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
1,407,059	ING Emerging Markets Index Portfolio — Class I	15,449,507	7.0
4,886,499	ING International Index Portfolio — Class I	46,421,742	21.0
2,553,226	ING RussellTM Mid Cap Index Portfolio — Class I	37,762,210	17.0
714,791	ING RussellTM Small Cap Index Portfolio — Class I	11,136,445	5.0
529,964	ING U.S. Bond Index Portfolio — Class I	5,575,218	2.5
6,284,128	ING U.S. Stock Index Portfolio — Class I	84,144,474	38.0
	Total Mutual Funds (Cost $176,609,684)	200,489,596	90.5
	Total Investments in Securities (Cost $198,001,123)	$221,514,694	100.0
	Liabilities in Excess of Other Assets	(69,498)	—
	Net Assets	$221,445,196	100.0

Cost for federal income tax purposes is $198,702,411.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,336,602
Gross Unrealized Depreciation	(1,524,319)
Net Unrealized Appreciation	$22,812,283

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,025,098	$—	$—	$21,025,098
Mutual Funds	200,489,596	—	—	200,489,596
Total Investments, at fair value	$221,514,694	$—	$—	$221,514,694

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$15,794,543	$6,248,486	$(5,048,553)	$(1,544,969)	$15,449,507	$21,426	$294,659	$76,414
ING International Index Portfolio — Class I	37,679,144	12,177,833	(8,006,883)	4,571,648	46,421,742	955,540	342,704	—
ING RussellTM Mid Cap Index Portfolio — Class I	28,705,966	10,842,842	(5,578,203)	3,791,605	37,762,210	367,502	1,659,079	918,412
ING RussellTM Small Cap Index Portfolio — Class I	8,516,874	2,680,601	(1,530,694)	1,469,664	11,136,445	134,484	388,775	340,200
ING U.S. Bond Index Portfolio — Class I	6,556,642	15,215,819	(16,293,316)	96,073	5,575,218	23,549	(252,026)	94,875
ING U.S. Stock Index Portfolio — Class I	66,581,296	34,612,790	(22,740,529)	5,690,917	84,144,474	307,956	5,556,831	2,101,158
	$163,834,465	$81,778,371	$(59,198,178)	$14,074,938	$200,489,596	$1,810,457	$7,990,022	$3,531,059

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.3%
3	iShares Barclays 20+ Year Treasury Bond Fund	319	1.6
10	iShares MSCI EMU Index Fund	377	1.9
3	iShares iBoxx $ High Yield Corporate Bond Fund	275	1.4
9	iShares MSCI Emerging Markets Index Fund	367	1.9
7	SPDR Barclays Capital High Yield Bond ETF	279	1.4
4	Vanguard FTSE Europe ETF	218	1.1
	Total Exchange-Traded Funds (Cost $1,870)	1,835	9.3

MUTUAL FUNDS: 89.2%
	Affiliated Investment Companies: 89.2%
124	ING Emerging Markets Index Portfolio — Class I	1,356	6.9
429	ING International Index Portfolio — Class I	4,075	20.7
224	ING RussellTM Mid Cap Index Portfolio — Class I	3,316	16.8
63	ING RussellTM Small Cap Index Portfolio — Class I	978	4.9
46	ING U.S. Bond Index Portfolio — Class I	489	2.5
552	ING U.S. Stock Index Portfolio — Class I	7,388	37.4
	Total Mutual Funds (Cost $14,387)	17,602	89.2
	Total Investments in Securities (Cost $16,257)	$19,437	98.5
	Assets in Excess of Other Liabilities	288	1.5
	Net Assets	$19,725	100.0

Cost for federal income tax purposes is $16,263.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,255
Gross Unrealized Depreciation	(81)
Net Unrealized Appreciation	$3,174

ING INDEX SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,835	$—	$—	$1,835
Mutual Funds	17,602	—	—	17,602
Total Investments, at fair value	$19,437	$—	$—	$19,437

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$1,679	$264	$(420)	$(167)	$1,356	$2	$24	$8
ING International Index Portfolio — Class I	4,018	280	(531)	308	4,075	96	173	—
ING RussellTM Mid Cap Index Portfolio — Class I	3,059	345	(444)	356	3,316	37	211	92
ING RussellTM Small Cap Index Portfolio — Class I	908	54	(114)	130	978	13	59	34
ING U.S. Bond Index Portfolio — Class I	696	1,370	(1,587)	10	489	2	(26)	9
ING U.S. Stock Index Portfolio — Class I	7,095	1,677	(2,038)	654	7,388	30	533	205
	$17,455	$3,990	$(5,134)	$1,291	$17,602	$180	$974	$348

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.7%
2,841	iShares Barclays 20+ Year Treasury Bond Fund	302,282	0.7
21,251	iShares MSCI EMU Index Fund	801,588	2.0
6,593	iShares iBoxx $ High Yield Corporate Bond Fund	603,655	1.5
19,572	iShares MSCI Emerging Markets Index Fund	797,950	2.0
15,171	SPDR Barclays Capital High Yield Bond ETF	604,413	1.5
7,355	Vanguard FTSE Europe ETF	400,921	1.0
	Total Exchange-Traded Funds (Cost $3,553,868)	3,510,809	8.7

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 91.3%
255,812	ING Emerging Markets Index Portfolio — Class I	2,808,819	7.0
888,148	ING International Index Portfolio — Class I	8,437,409	21.0
463,934	ING RussellTM Mid Cap Index Portfolio — Class I	6,861,584	17.0
129,880	ING RussellTM Small Cap Index Portfolio — Class I	2,023,536	5.0
125,401	ING U.S. Bond Index Portfolio — Class I	1,319,217	3.3
1,141,868	ING U.S. Stock Index Portfolio — Class I	15,289,616	38.0
	Total Mutual Funds (Cost $32,869,356)	36,740,181	91.3
	Total Investments in Securities (Cost $36,423,224)	$40,250,990	100.0
	Liabilities in Excess of Other Assets	(7,598)	—
	Net Assets	$40,243,392	100.0

Cost for federal income tax purposes is $36,610,630.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,942,944
Gross Unrealized Depreciation	(302,584)
Net Unrealized Appreciation	$3,640,360

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,510,809	$—	$—	$3,510,809
Mutual Funds	36,740,181	—	—	36,740,181
Total Investments, at fair value	$40,250,990	$—	$—	$40,250,990

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$2,590,759	$1,436,665	$(1,002,443)	$(216,162)	$2,808,819	$3,567	$21,220	$12,721
ING International Index Portfolio — Class I	6,161,176	3,007,419	(1,352,297)	621,111	8,437,409	158,975	240,514	—
ING RussellTM Mid Cap Index Portfolio — Class I	4,695,825	2,589,220	(1,143,077)	719,616	6,861,584	61,156	210,145	153,125
ING RussellTM Small Cap Index Portfolio — Class I	1,393,096	676,516	(326,905)	280,829	2,023,536	22,387	39,846	56,632
ING U.S. Bond Index Portfolio — Class I	1,076,681	2,804,043	(2,577,903)	16,396	1,319,217	5,269	(46,731)	16,019
ING U.S. Stock Index Portfolio — Class I	10,893,575	7,786,506	(4,393,896)	1,003,431	15,289,616	54,750	868,854	373,619
	$26,811,112	$18,300,369	$(10,796,521)	$2,425,221	$36,740,181	$306,104	$1,333,848	$612,116

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 16.0%
95,999	iShares MSCI EMU Index Fund	3,621,082	2.0
139,029	iShares iBoxx $ High Yield Corporate Bond Fund	12,729,495	7.0
88,489	iShares MSCI Emerging Markets Index Fund	3,607,697	2.0
228,469	SPDR Barclays Capital High Yield Bond ETF	9,102,205	5.0
	Total Exchange-Traded Funds (Cost $29,137,113)	29,060,479	16.0

MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 84.0%
163,723	ING Emerging Markets Index Portfolio — Class I	1,797,674	1.0
950,123	ING International Index Portfolio — Class I	9,026,172	5.0
981,978	ING RussellTM Mid Cap Index Portfolio — Class I	14,523,448	8.0
9,167,756	ING U.S. Bond Index Portfolio — Class I	96,444,795	53.1
2,297,500	ING U.S. Stock Index Portfolio — Class I	30,763,527	16.9
	Total Mutual Funds (Cost $148,491,450)	152,555,616	84.0
	Total Investments in Securities (Cost $177,628,563)	$181,616,095	100.0
	Liabilities in Excess of Other Assets	(54,239)	—
	Net Assets	$181,561,856	100.0

Cost for federal income tax purposes is $178,612,997.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,909,183
Gross Unrealized Depreciation	(4,906,085)
Net Unrealized Appreciation	$3,003,098

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,060,479	$—	$—	$29,060,479
Mutual Funds	152,555,616	—	—	152,555,616
Total Investments, at fair value	$181,616,095	$—	$—	$181,616,095

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Index Portfolio — Class I	$3,949,719	$628,641	$(2,549,410)	$(231,276)	$1,797,674	$4,665	$(46,719)	$16,639
ING International Index Portfolio — Class I	11,620,744	1,196,030	(3,989,005)	198,403	9,026,172	223,183	998,981	—
ING RussellTM Mid Cap Index Portfolio — Class I	15,277,656	3,293,397	(6,139,780)	2,092,175	14,523,448	157,527	559,808	393,207
ING U.S. Bond Index Portfolio — Class I	105,974,425	25,121,045	(30,223,775)	(4,426,900)	96,444,795	1,035,090	40,159	1,065,550
ING U.S. Stock Index Portfolio — Class I	32,016,191	11,361,591	(14,314,176)	1,699,921	30,763,527	133,112	3,508,100	907,437
	$168,838,735	$41,600,704	$(57,216,146)	$(667,677)	$152,555,616	$1,553,577	$5,060,329	$2,382,833

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 15.7%
181,020		Carnival Corp.	$5,908,493	1.4
155,437		Comcast Corp. — Class A	7,017,980	1.6
259,534		General Motors Co.	9,335,438	2.2
108,984		Johnson Controls, Inc.	4,522,836	1.0
66,836		Kohl’s Corp.	3,458,763	0.8
14,208		Murphy USA, Inc.	573,861	0.1
97,134		Newell Rubbermaid, Inc.	2,671,185	0.6
59,644		Staples, Inc.	873,785	0.2
49,804		Target Corp.	3,186,460	0.7
81,620		Time Warner Cable, Inc.	9,108,792	2.1
50,055		Time Warner, Inc.	3,294,119	0.8
201,924		Twenty-First Century Fox, Inc.	6,744,262	1.6
135,679		Viacom — Class B	11,340,051	2.6
			68,036,025	15.7

		Consumer Staples: 5.6%
85,842		Archer-Daniels-Midland Co.	3,162,419	0.7
143,583		ConAgra Foods, Inc.	4,356,308	1.0
110,688		CVS Caremark Corp.	6,281,544	1.4
122,269		Mondelez International, Inc.	3,841,692	0.9
101,670		Tyson Foods, Inc.	2,875,228	0.7
98,628	L	Unilever NV ADR	3,720,248	0.9
			24,237,439	5.6

		Energy: 14.7%
198,086		BP PLC ADR	8,325,555	1.9
43,963		Chevron Corp.	5,341,505	1.2
193,403		Halliburton Co.	9,312,355	2.1
96,648		Murphy Oil Corp.	5,829,807	1.3
52,442		Noble Corp.	1,980,734	0.5
58,182		Occidental Petroleum Corp.	5,442,344	1.3
164,981		QEP Resources, Inc.	4,568,324	1.1
105,886		Royal Dutch Shell PLC — Class A ADR	6,954,593	1.6
141,898		Suncor Energy, Inc.	5,077,110	1.2
693,764	@	Weatherford International Ltd.	10,635,402	2.5
			63,467,729	14.7

		Financials: 23.5%
46,411		Aflac, Inc.	2,877,018	0.7
167,012		Allstate Corp.	8,442,457	2.0
512,137		Bank of America Corp.	7,067,491	1.6
302,467		Bank of New York Mellon Corp.	9,131,479	2.1
357,587		Citigroup, Inc.	17,346,545	4.0
235,293		Fifth Third Bancorp.	4,244,686	1.0
27,265		Goldman Sachs Group, Inc.	4,313,596	1.0
255,425		JPMorgan Chase & Co.	13,202,918	3.0
117,232		Metlife, Inc.	5,504,042	1.3
241,351		Morgan Stanley	6,504,409	1.5
90,662		PNC Financial Services Group, Inc.	6,568,462	1.5
51,362		State Street Corp.	3,377,051	0.8
20,153		Travelers Cos., Inc.	1,708,370	0.4
59,783		US Bancorp.	2,186,862	0.5
218,480		Wells Fargo & Co.	9,027,594	2.1
			101,502,980	23.5

		Health Care: 14.6%
139,447		Bristol-Myers Squibb Co.	6,453,607	1.5
70,870		Cardinal Health, Inc.	3,695,871	0.9
26,409		Express Scripts Holding Co.	1,631,548	0.4
81,218		GlaxoSmithKline PLC ADR	4,074,707	0.9
194,459		Merck & Co., Inc.	9,258,193	2.1
86,431		Novartis AG	6,648,115	1.5
261,443		Pfizer, Inc.	7,506,029	1.7
64,066		Roche Holding AG ADR	4,326,377	1.0
111,596		Sanofi-Aventis SA ADR	5,650,105	1.3
124,977		UnitedHealth Group, Inc.	8,949,603	2.1
61,513		WellPoint, Inc.	5,143,102	1.2
			63,337,257	14.6

		Industrials: 6.3%
81,148		Emerson Electric Co.	5,250,276	1.2
350,881		General Electric Co.	8,382,547	1.9
40,561		Honeywell International, Inc.	3,368,185	0.8
111,367		Ingersoll-Rand PLC — Class A	7,232,173	1.7
115,703		Textron, Inc.	3,194,560	0.7
			27,427,741	6.3

		Information Technology: 9.7%
59,233	@	Autodesk, Inc.	2,438,623	0.5
197,035		Cisco Systems, Inc.	4,614,560	1.1
348,516		Corning, Inc.	5,084,848	1.2
117,049		eBay, Inc.	6,530,164	1.5
370,553		Hewlett-Packard Co.	7,774,202	1.8
106,151		Intel Corp.	2,432,981	0.5
294,124		Microsoft Corp.	9,797,270	2.3
103,835		Yahoo!, Inc.	3,443,168	0.8
			42,115,816	9.7

		Materials: 1.9%
437,693		Alcoa, Inc.	3,554,067	0.8
105,025		International Paper Co.	4,705,120	1.1
			8,259,187	1.9

		Telecommunication Services: 2.3%
51,981		AT&T, Inc.	1,757,997	0.4
56,390		Verizon Communications, Inc.	2,631,157	0.6
57,692		Vivendi	1,327,105	0.3
115,953		Vodafone Group PLC ADR	4,079,227	1.0
			9,795,486	2.3

ING INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 1.8%
68,353	FirstEnergy Corp.	$2,491,467	0.6
180,169	PPL Corp.	5,473,534	1.2
		7,965,001	1.8
	Total Common Stock (Cost $304,515,718)	416,144,661	96.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc(1): 0.1%
227,689	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $227,689, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $232,243, due 10/15/13-02/15/43) (Cost $227,689)	227,689	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
16,147,530	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $16,147,530)	16,147,530	3.7
	Total Short-Term Investments (Cost $16,375,219)	16,375,219	3.8
	Total Investments in Securities (Cost $320,890,937)	$432,519,880	99.9
	Assets in Excess of Other Liabilities	276,099	0.1
	Net Assets	$432,795,979	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $343,632,003.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$118,243,525
Gross Unrealized Depreciation	(29,355,648)
Net Unrealized Appreciation	$88,887,877

ING INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$68,036,025	$—	$—	$68,036,025
Consumer Staples	24,237,439	—	—	24,237,439
Energy	63,467,729	—	—	63,467,729
Financials	101,502,980	—	—	101,502,980
Health Care	56,689,142	6,648,115	—	63,337,257
Industrials	27,427,741	—	—	27,427,741
Information Technology	42,115,816	—	—	42,115,816
Materials	8,259,187	—	—	8,259,187
Telecommunication Services	8,468,381	1,327,105	—	9,795,486
Utilities	7,965,001	—	—	7,965,001
Total Common Stock	408,169,441	7,975,220	—	416,144,661
Short-Term Investments	16,147,530	227,689	—	16,375,219
Total Investments, at fair value	$424,316,971	$8,202,909	$—	$432,519,880
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(997,073)	$—	$(997,073)
Total Liabilities	$—	$(997,073)	$—	$(997,073)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	British Pound	2,152,314	Sell	10/18/13	$3,382,921	$3,483,919	$(100,998)
The Bank of New York Mellon Corp.	Swiss Franc	2,625,673	Sell	10/18/13	2,810,371	2,903,776	(93,405)
The Bank of New York Mellon Corp.	EU Euro	2,482,130	Sell	10/18/13	3,292,377	3,358,096	(65,719)
CIBC World Markets	EU Euro	2,482,130	Sell	10/18/13	3,293,352	3,358,096	(64,744)
CIBC World Markets	Canadian Dollar	4,434,585	Sell	10/18/13	4,279,620	4,303,476	(23,856)
CIBC World Markets	British Pound	2,152,314	Sell	10/18/13	3,382,469	3,483,919	(101,450)
Citigroup, Inc.	British Pound	2,155,240	Sell	10/18/13	3,387,100	3,488,655	(101,555)
Citigroup, Inc.	Swiss Franc	3,135,630	Sell	10/18/13	3,352,991	3,467,745	(114,754)
Citigroup, Inc.	EU Euro	2,482,130	Sell	10/18/13	3,293,091	3,358,096	(65,005)
State Street Bank	EU Euro	2,655,045	Sell	10/18/13	3,520,669	3,592,034	(71,365)
State Street Bank	Swiss Franc	2,625,674	Sell	10/18/13	2,810,101	2,903,777	(93,676)
State Street Bank	British Pound	2,152,315	Sell	10/18/13	3,383,375	3,483,921	(100,546)
							$(997,073)

ING INVESCO COMSTOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$997,073
Total Liability Derivatives		$997,073

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	CIBC World Markets	Citigroup, Inc.	The Bank of New York Mellon Corp.	State Street Bank	Totals
Liabilities:
Forward foreign currency contracts	$190,050	$281,314	$260,122	$265,587	$997,073
Total Liabilities	$190,050	$281,314	$260,122	$265,587	$997,073
Net OTC derivative instruments by counterparty, at fair value	$(190,050)	$(281,314)	$(260,122)	$(265,587)	(997,073)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(190,050)	$(281,314)	$(260,122)	$(265,587)	$(997,073)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 65.0%
	Consumer Discretionary: 8.2%
76,427	Abercrombie & Fitch Co.	$2,703,223	0.3
159,756	ADT Corp.	6,495,679	0.8
219,132	Carnival Corp.	7,152,468	0.9
245,989	Comcast Corp. — Class A	11,106,403	1.3
209,438	General Motors Co.	7,533,485	0.9
90,283	Thomson Reuters Corp.	3,157,122	0.4
103,203	Time Warner Cable, Inc.	11,517,455	1.4
56,402	Time Warner, Inc.	3,711,816	0.4
174,722	Viacom — Class B	14,603,265	1.8
		67,980,916	8.2

	Consumer Staples: 6.5%
205,613	Archer-Daniels-Midland Co.	7,574,783	0.9
651,083	Avon Products, Inc.	13,412,310	1.6
128,538	Coca-Cola Co.	4,869,019	0.6
308,547	Mondelez International, Inc.	9,694,547	1.2
120,428	Procter & Gamble Co.	9,103,152	1.1
203,349	Sysco Corp.	6,472,599	0.8
76,697	Unilever NV ADR	2,893,011	0.3
		54,019,421	6.5

	Energy: 5.9%
90,408	Anadarko Petroleum Corp.	8,407,040	1.0
107,663	Baker Hughes, Inc.	5,286,253	0.6
209,902	Canadian Natural Resources Ltd.	6,596,309	0.8
86,263	Chevron Corp.	10,480,954	1.3
61,916	ExxonMobil Corp.	5,327,253	0.6
97,297	Halliburton Co.	4,684,850	0.6
42,979	Occidental Petroleum Corp.	4,020,256	0.5
107,770	Williams Cos., Inc.	3,918,517	0.5
		48,721,432	5.9

	Financials: 17.9%
77,704	Aon PLC	5,784,286	0.7
301,100	Bank of America Corp.	4,155,180	0.5
160,964	BB&T Corp.	5,432,535	0.7
387,137	Charles Schwab Corp.	8,184,076	1.0
54,765	Chubb Corp.	4,888,324	0.6
376,576	Citigroup, Inc.	18,267,702	2.2
60,714	CME Group, Inc.	4,485,550	0.5
134,233	Comerica, Inc.	5,276,699	0.6
283,901	Fifth Third Bancorp.	5,121,574	0.6
27,939	Goldman Sachs Group, Inc.	4,420,229	0.5
450,399	JPMorgan Chase & Co.	23,281,124	2.8
263,529	Marsh & McLennan Cos., Inc.	11,476,688	1.4
445,076	Morgan Stanley	11,994,798	1.5
91,812	Northern Trust Corp.	4,993,655	0.6
160,039	PNC Financial Services Group, Inc.	11,594,826	1.4
105,111	State Street Corp.	6,911,048	0.8
191,291	Wells Fargo & Co.	7,904,144	1.0
88,593	Willis Group Holdings PLC	3,838,735	0.5
		148,011,173	17.9

	Health Care: 9.5%
81,436	Amgen, Inc.	9,115,946	1.1
124,847	Bristol-Myers Squibb Co.	5,777,919	0.7
67,877	Cigna Corp.	5,217,026	0.6
111,727	Eli Lilly & Co.	5,623,220	0.7
157,557	Medtronic, Inc.	8,389,910	1.0
209,626	Merck & Co., Inc.	9,980,294	1.2
8,617	Novartis AG ADR	661,010	0.1
98,024	Novartis AG	7,539,827	0.9
225,222	Pfizer, Inc.	6,466,124	0.8
124,292	Teva Pharmaceutical Industries Ltd. ADR	4,695,752	0.6
89,060	UnitedHealth Group, Inc.	6,377,587	0.8
104,348	WellPoint, Inc.	8,724,536	1.0
		78,569,151	9.5

	Industrials: 5.0%
223,564	CSX Corp.	5,754,537	0.7
50,708	General Dynamics Corp.	4,437,964	0.5
689,404	General Electric Co.	16,469,862	2.0
95,957	Ingersoll-Rand PLC — Class A	6,231,448	0.8
247,143	Tyco International Ltd.	8,645,062	1.0
		41,538,873	5.0

	Information Technology: 7.7%
191,941	Adobe Systems, Inc.	9,969,416	1.2
172,142	Amdocs Ltd.	6,307,283	0.8
659,441	Applied Materials, Inc.	11,566,595	1.4
394,608	Corning, Inc.	5,757,331	0.7
201,879	eBay, Inc.	11,262,829	1.3
176,539	Microsoft Corp.	5,880,514	0.7
294,457	Symantec Corp.	7,287,811	0.9
146,513	Texas Instruments, Inc.	5,900,078	0.7
		63,931,857	7.7

	Materials: 1.6%
190,149	Dow Chemical Co.	7,301,721	0.9
51,097	Freeport-McMoRan Copper & Gold, Inc.	1,690,289	0.2
25,351	PPG Industries, Inc.	4,235,138	0.5
		13,227,148	1.6

	Telecommunication Services: 1.6%
62,083	Verizon Communications, Inc.	2,896,793	0.4
290,726	Vodafone Group PLC ADR	10,227,741	1.2
		13,124,534	1.6

	Utilities: 1.1%
55,591	Edison International	2,560,522	0.3
48,138	FirstEnergy Corp.	1,754,630	0.2

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
91,215		Pinnacle West Capital Corp.	$4,993,109	0.6
			9,308,261	1.1
		Total Common Stock
		(Cost $387,299,746)	538,432,766	65.0

PREFERRED STOCK: 1.7%
		Energy: 0.6%
88,000	P	El Paso Energy Capital Trust I	4,939,440	0.6

		Financials: 0.6%
35,144		Keycorp	4,390,540	0.5
32,000	P	Wells Fargo & Co.	763,840	0.1
			5,154,380	0.6

		Health Care: 0.5%
1,600		Healthsouth Corp.	2,078,400	0.2
30,451	P	Omnicare, Inc.	2,078,890	0.3
			4,157,290	0.5
		Total Preferred Stock
		(Cost $10,290,584)	14,251,110	1.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 20.3%
		Consumer Discretionary: 1.9%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	617,913	0.1
220,000		AutoZone, Inc., 2.875%, 01/15/23	200,206	0.0
395,000		Autozone, Inc., 6.500%, 01/15/14	401,380	0.1
560,000		Comcast Corp., 4.250%, 01/15/33	529,743	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	641,424	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	161,683	0.0
340,000	#	COX Communications, Inc., 4.700%, 12/15/42	276,308	0.0
106,000		Cox Communications, Inc., 5.450%, 12/15/14	112,011	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	71,368	0.0
285,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	275,127	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	186,039	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	264,615	0.0
545,000	#	General Motors Co., 4.875%, 10/02/23	535,463	0.1
71,000	#	General Motors Co., 6.250%, 10/02/43	70,290	0.0
1,400,000		International Game Technology, 3.250%, 05/01/14	1,550,500	0.2
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	280,252	0.0
509,000	#	Liberty Interactive LLC, 0.750%, 03/30/43	577,079	0.1
4,434,000		MGM Resorts International, 4.250%, 04/15/15	5,656,121	0.7
200,000		NBCUniversal Media, LLC, 2.100%, 04/01/14	201,641	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	141,989	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	237,998	0.0
645,000		Target Corp., 2.900%, 01/15/22	631,147	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	181,386	0.0
445,000		Time Warner, Inc., 5.875%, 11/15/40	379,857	0.1
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	838,556	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	213,248	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	138,671	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	600,610	0.1
			15,972,625	1.9

		Consumer Staples: 0.5%
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	256,285	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	392,195	0.1
110,000		Avon Products, Inc., 2.375%, 03/15/16	112,318	0.0
240,000		Brown-Forman Corp., 2.250%, 01/15/23	218,417	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	273,390	0.0
694,419		CVS Pass-Through Trust, 6.036%, 12/10/28	767,668	0.1
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	444,175	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	311,072	0.0
395,000		Kraft Foods, Inc., 6.500%, 02/09/40	465,141	0.1
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	431,946	0.1
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	121,259	0.0

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	$62,261	0.0
			3,856,127	0.5

		Energy: 1.1%
360,000		Chevron Corp., 1.718%, 06/24/18	359,318	0.1
2,872,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	3,040,730	0.4
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	194,574	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	356,181	0.1
848,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,133,670	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	251,497	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	130,815	0.0
320,000		Phillips 66, 1.950%, 03/05/15	324,984	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	292,033	0.0
510,000		Southwestern Energy Co., 4.100%, 03/15/22	511,192	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	197,341	0.0
1,841,000		Stone Energy Corp., 1.750%, 03/01/17	2,012,443	0.3
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	257,895	0.0
			9,062,673	1.1

		Financials: 5.8%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	166,980	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	299,328	0.0
300,000		Aegon NV, 4.625%, 12/01/15	321,746	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	494,912	0.1
850,000		American Tower Corp., 4.500%, 01/15/18	898,763	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	130,665	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	444,890	0.1
340,000		Bank of America Corp., 4.100%, 07/24/23	338,711	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	564,950	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	451,738	0.1
520,000		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	451,100	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	169,398	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	319,140	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	628,178	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	311,769	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	430,086	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	563,051	0.1
365,000		Citigroup, Inc., 3.500%, 05/15/23	330,175	0.0
375,000		Citigroup, Inc., 4.050%, 07/30/22	365,019	0.0
575,000		Citigroup, Inc., 6.125%, 11/21/17	661,970	0.1
560,000		Citigroup, Inc., 6.675%, 09/13/43	605,013	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	441,263	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	375,452	0.1
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	638,808	0.1
1,245,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,262,383	0.2
830,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	892,839	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	356,434	0.0
260,000		EPR Properties, 5.250%, 07/15/23	253,004	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	346,900	0.0
600,000		General Electric Capital Corp., 5.250%, 06/29/49	557,700	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	815,868	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	4,562,862	0.5
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	383,852	0.1
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	824,479	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	361,100	0.0

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
4,179,000	#	Goldman Sachs Group, Inc./The, 1.000%, 09/28/20	$4,116,532	0.5
465,000	#	HBOS PLC, 6.750%, 05/21/18	519,131	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	473,543	0.1
225,000		International Lease Finance Corp., 5.875%, 08/15/22	222,750	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	360,548	0.0
510,000		JPMorgan Chase & Co., 5.150%, 05/29/49	448,800	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	890,968	0.1
310,000		Lincoln National Corp., 4.000%, 09/01/23	309,310	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	556,727	0.1
285,000		Markel Corp., 5.000%, 03/30/43	266,369	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	276,399	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	507,362	0.1
442,000		MetLife, Inc., 4.368%, 09/15/23	463,209	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	498,437	0.1
281,000		MGIC Investment Corp., 2.000%, 04/01/20	358,099	0.0
1,452,000		MGIC Investment Corp., 5.000%, 05/01/17	1,587,218	0.2
465,000		Moody’s Corp., 4.500%, 09/01/22	465,431	0.1
790,000		Morgan Stanley, 3.450%, 11/02/15	819,359	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	790,034	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	704,419	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	239,112	0.0
560,000		Morgan Stanley, 6.375%, 07/24/42	635,876	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	213,942	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	162,753	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	645,592	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	317,966	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	252,198	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	401,109	0.1
335,000		Prospect Capital Corp., 5.875%, 03/15/23	324,001	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	343,531	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	272,985	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	105,403	0.0
282,000		Radian Group, Inc., 2.250%, 03/01/19	412,778	0.1
700,000		Radian Group, Inc., 3.000%, 11/15/17	996,625	0.1
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	538,144	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	202,906	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	477,607	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	180,125	0.0
705,000		SLM Corp., 3.875%, 09/10/15	722,625	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	778,443	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	327,401	0.0
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	441,553	0.1
110,000		UBS AG, 5.750%, 04/25/18	127,065	0.0
178,000		UBS AG, 5.875%, 12/20/17	205,737	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	521,439	0.1
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	305,476	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	172,028	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	357,557	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	137,933	0.0
553,000		Wells Fargo & Co., 4.125%, 08/15/23	542,785	0.1
570,000		Wells Fargo & Co., 5.625%, 12/11/17	655,591	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	362,579	0.0
			48,036,036	5.8

		Health Care: 3.7%
1,250,000		AbbVie, Inc., 1.200%, 11/06/15	1,255,271	0.2
610,000		Aetna, Inc., 3.950%, 09/01/20	637,890	0.1

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
225,000		Aetna, Inc., 4.125%, 11/15/42	$196,900	0.0
1,840,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	2,167,750	0.3
325,000		Celgene Corp., 4.000%, 08/15/23	324,542	0.0
750,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	812,344	0.1
1,227,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	1,323,626	0.2
677,000		Dendreon Corp., 2.875%, 01/15/16	433,280	0.1
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	491,742	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	282,842	0.0
1,439,000		Gilead Sciences, Inc., 1.625%, 05/01/16	3,986,937	0.5
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	100,129	0.0
270,000		Humana, Inc., 4.625%, 12/01/42	241,317	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,669,525	0.4
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	217,097	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	350,811	0.0
730,000	#	Mylan, Inc., 6.000%, 11/15/18	787,081	0.1
959,000		NuVasive, Inc., 2.750%, 07/01/17	939,820	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,222,287	0.1
2,071,000		Omnicare, Inc., 3.750%, 04/01/42	2,925,287	0.4
1,766,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	2,175,491	0.3
265,000		Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	246,124	0.0
400,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	386,048	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	147,122	0.0
2,254,000		Volcano Corp., 1.750%, 12/01/17	2,341,342	0.3
2,431,000	#	WellPoint, Inc., 2.750%, 10/15/42	3,107,122	0.4
79,000	#	Zoetis, Inc., 4.700%, 02/01/43	73,896	0.0
			30,843,623	3.7

		Industrials: 1.1%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	431,765	0.1
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,347,481	0.2
263,168		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	278,300	0.0
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	393,500	0.1
330,000		CSX Corp., 5.500%, 04/15/41	351,037	0.0
105,000		CSX Corp., 6.150%, 05/01/37	120,209	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	959,752	0.1
197,169		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	215,900	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	716,545	0.1
285,000		General Electric Co., 5.250%, 12/06/17	324,741	0.0
608,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	655,500	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	630,789	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	519,860	0.1
545,000		Pentair Finance SA, 5.000%, 05/15/21	572,847	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	263,281	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	267,880	0.0
570,000	#	Turlock Corp., 0.950%, 11/02/15	570,401	0.1
157,000	#	Union Pacific Corp., 3.646%, 02/15/24	158,202	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	210,777	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	387,596	0.0
			9,376,363	1.1

		Information Technology: 3.0%
460,000		Baidu, Inc., 3.250%, 08/06/18	461,040	0.1
2,081,000		Ciena Corp., 4.000%, 12/15/20	3,152,715	0.4
340,000		Computer Sciences Corp., 4.450%, 09/15/22	334,894	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	377,292	0.0
2,338,000		Lam Research Corp., 1.250%, 05/15/18	2,824,596	0.3

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	$2,261,775	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,055,868	0.2
1,696,000	#	Micron Technology, Inc., 1.625%, 02/15/33	2,887,440	0.4
1,141,000		Novellus Systems, Inc., 2.625%, 05/15/41	1,812,051	0.2
4,972,000		SanDisk Corp., 1.500%, 08/15/17	6,600,330	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	2,378,585	0.3
			25,146,586	3.0

		Materials: 1.8%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	376,096	0.1
570,000		ArcelorMittal, 4.250%, 08/05/15	589,237	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	74,000	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	568,100	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	395,279	0.1
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	295,107	0.0
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	5,079,375	0.6
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	327,383	0.0
285,000		Dow Chemical Co., 4.375%, 11/15/42	247,308	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	391,176	0.1
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	595,166	0.1
195,000		International Paper Co., 6.000%, 11/15/41	209,103	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	242,679	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	622,209	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	185,036	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	435,318	0.1
495,000		Southern Copper Corp., 5.250%, 11/08/42	401,635	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	80,711	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	103,234	0.0
1,700,000		United States Steel Corp., 2.750%, 04/01/19	1,890,188	0.2
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	458,265	0.1
250,000		Vale SA, 5.625%, 09/11/42	219,286	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	321,057	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	318,620	0.0
			14,425,568	1.8

		Telecommunication Services: 1.2%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	229,957	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	375,054	0.1
390,000		AT&T, Inc., 1.600%, 02/15/17	391,277	0.1
440,000		AT&T, Inc., 3.000%, 02/15/22	413,548	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	98,356	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	289,981	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,467	0.0
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	352,057	0.0
180,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	203,920	0.0
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	229,187	0.0
1,408,000	#	JDS Uniphase Corp., 0.625%, 08/15/33	1,510,080	0.2
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	364,210	0.1
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	172,149	0.0
935,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,004,511	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	309,248	0.0
1,290,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,436,585	0.2
835,000		Verizon Communications, Inc., 6.550%, 09/15/43	945,835	0.1
1,170,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	1,221,187	0.2
			9,552,609	1.2

		Utilities: 0.2%
425,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	415,053	0.1

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$174,093	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	362,145	0.0
445,000		Petrobras Global Finance BV, 5.625%, 05/20/43	374,861	0.1
			1,326,152	0.2
		Total Corporate Bonds/Notes
		(Cost $150,134,523)	167,598,362	20.3

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	181,230	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	332,037	0.1
			513,267	0.1

		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	254,757	0.0
		Total Municipal Bonds
		(Cost $734,020)	768,024	0.1

U.S. TREASURY OBLIGATIONS: 6.8%
		U.S. Treasury Bonds: 1.5%
400,000		1.750%, due 03/31/14	403,383	0.1
740,000		2.250%, due 01/31/15	760,379	0.1
1,001,000		2.500%, due 03/31/15	1,035,214	0.1
2,725,000		2.500%, due 08/15/23	2,698,815	0.3
1,400,000		2.625%, due 06/30/14	1,426,496	0.2
1,500,000		2.625%, due 07/31/14	1,531,466	0.2
1,000,000		2.625%, due 04/30/16	1,054,922	0.1
3,816,000		2.875%, due 05/15/43	3,238,830	0.4
			12,149,505	1.5

		U.S. Treasury Notes: 5.3%
4,000,000		0.125%, due 07/31/14	4,001,172	0.5
5,000,000		0.250%, due 02/28/14	5,004,395	0.6
18,000,000		0.250%, due 04/30/14	18,019,332	2.2
310,000		0.625%, due 05/31/17	306,634	0.0
120,000		0.875%, due 04/30/17	119,939	0.0
2,574,000		1.375%, due 09/30/18	2,569,886	0.3
1,500,000		1.875%, due 04/30/14	1,515,762	0.2
880,000		2.125%, due 11/30/14	900,195	0.1
1,500,000		2.625%, due 11/15/20	1,560,645	0.2
10,000,000		2.750%, due 10/31/13	10,021,640	1.2
			44,019,600	5.3
		Total U.S. Treasury Obligations
		(Cost $55,707,896)	56,169,105	6.8

FOREIGN GOVERNMENT BONDS: 0.3%
150,000	#	EDF S.A., 4.600%, 01/27/20	$163,812	0.0
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,076,160	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	233,305	0.0
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	121,750	0.0
1,020,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,096,500	0.2
		Total Foreign Government Bonds
		(Cost $2,547,565)	2,691,527	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
		Federal Home Loan Mortgage Corporation: 0.4%##
550,000		3.000%, due 07/28/14	562,808	0.1
2,400,000		4.875%, due 06/13/18	2,763,468	0.3
			3,326,276	0.4

		Federal National Mortgage Association: 0.4%##
2,130,000		4.375%, due 10/15/15	2,301,748	0.3
915,000		6.625%, due 11/15/30	1,226,355	0.1
			3,528,103	0.4
		Total U.S. Government Agency Obligations
		(Cost $6,330,118)	6,854,379	0.8
		Total Long-Term Investments
		(Cost $613,044,452)	786,765,273	95.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.8%
	Mutual Funds: 4.8%
39,683,752	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $39,683,752)	39,683,752	4.8
	Total Short-Term Investments
	(Cost $39,683,752)	39,683,752	4.8
	Total Investments in Securities (Cost $652,728,204)	$826,449,025	99.8
	Assets in Excess of Other Liabilities	1,918,026	0.2
	Net Assets	$828,367,051	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $653,214,862.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,765,494
Gross Unrealized Depreciation	(5,531,331)
Net Unrealized Appreciation	$173,234,163

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$67,980,916	$—	$—	$67,980,916
Consumer Staples	54,019,421	—	—	54,019,421
Energy	48,721,432	—	—	48,721,432
Financials	148,011,173	—	—	148,011,173
Health Care	71,029,324	7,539,827	—	78,569,151
Industrials	41,538,873	—	—	41,538,873
Information Technology	63,931,857	—	—	63,931,857
Materials	13,227,148	—	—	13,227,148
Telecommunication Services	13,124,534	—	—	13,124,534
Utilities	9,308,261	—	—	9,308,261
Total Common Stock	530,892,939	7,539,827	—	538,432,766
Preferred Stock	763,840	13,487,270	—	14,251,110
Corporate Bonds/Notes	—	158,918,968	8,679,394	167,598,362
Municipal Bonds	—	768,024	—	768,024
U.S. Treasury Obligations	—	56,169,105	—	56,169,105
U.S. Government Agency Obligations	—	6,854,379	—	6,854,379
Short-Term Investments	39,683,752	—	—	39,683,752
Foreign Government Bonds	—	2,691,527	—	2,691,527
Total Investments, at fair value	$571,340,531	$246,429,100	$8,679,394	$826,449,025
Other Financial Instruments+
Forward Foreign Currency Contracts	—	861	—	861
Total Assets	$571,340,531	$246,429,961	$8,679,394	$826,449,886
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(174,088)	$—	$(174,088)
Total Liabilities	$—	$(174,088)	$—	$(174,088)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING INVESCO EQUITY AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2013:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2012	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2013
Asset Table
Investments, at value
Corporate Bonds/Notes	$4,024,990	$4,179,000	$—	$—	$—	$475,404	$—	$—	$8,679,394
Total Investments, at value	$4,024,990	$4,179,000	$—	$—	$—	$475,404	$—	$—	$8,679,394

As of September 30, 2013 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $475,404.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2013.

Investments, at fair value	Ending Balance at September 30, 2013	Valuation Technique Used	Unobservable Inputs	Input Values
Corporate Bonds/Notes	$8,679,394	Third-Party Pricing Vendor	Single Broker Quote	$98.13-$114.13

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	British Pound	2,071,109	Sell	10/31/13	$3,314,085	$3,352,097	$(38,012)
The Bank of New York Mellon Corp.	EU Euro	1,720,477	Sell	10/31/13	2,318,945	2,327,731	(8,786)
The Bank of New York Mellon Corp.	Canadian Dollar	3,687,151	Sell	10/31/13	3,576,668	3,576,967	(299)
The Bank of New York Mellon Corp.	Swiss Franc	2,594,320	Sell	10/31/13	2,843,714	2,869,418	(25,704)
State Street Bank	Israeli New Shekel	12,215,646	Sell	10/31/13	3,436,864	3,464,465	(27,601)
State Street Bank	British Pound	2,484,417	Sell	10/31/13	3,976,458	4,021,037	(44,579)
State Street Bank	Swiss Franc	2,952,108	Sell	10/31/13	3,236,038	3,265,145	(29,107)
State Street Bank	Canadian Dollar	3,907,781	Sell	10/31/13	3,791,864	3,791,003	861
							$(173,227)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$861
Total Asset Derivatives		$861

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$174,088
Total Liability Derivatives		$174,088

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	The Bank of New York Mellon Corp.	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$—	$861	$861
Total Assets	$—	$861	$861

Liabilities:
Forward foreign currency contracts	$72,801	$101,287	$174,088
Total Liabilities	$72,801	$101,287	$174,088

Net OTC derivative instruments by counterparty, at fair value	$(72,801)	$(100,426)	(173,227)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$(72,801)	$(100,426)	$(173,227)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING JPMORGAN MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Consumer Discretionary: 20.3%
24,240		Autozone, Inc.	$10,246,975	1.5
131,190		Bed Bath & Beyond, Inc.	10,148,858	1.5
62,930		Cablevision Systems Corp.	1,059,741	0.2
93,360		CBS Corp. — Class B	5,149,738	0.8
159,671	@	Clear Channel Outdoor Holdings, Inc.	1,309,302	0.2
44,413		Darden Restaurants, Inc.	2,055,878	0.3
182,490		Dish Network Corp. — Class A	8,213,875	1.2
117,020		Expedia, Inc.	6,060,466	0.9
110,930		Family Dollar Stores, Inc.	7,989,179	1.2
74,600		Gannett Co., Inc.	1,998,534	0.3
239,800		Gap, Inc.	9,659,144	1.4
66,450		Genuine Parts Co.	5,375,140	0.8
106,300		Jarden Corp.	5,144,920	0.8
203,770		Kohl’s Corp.	10,545,097	1.5
121,626		Marriott International, Inc.	5,115,590	0.7
59,490		Mohawk Industries, Inc.	7,748,573	1.1
97,200		Petsmart, Inc.	7,412,472	1.1
54,030		PVH Corp.	6,412,821	0.9
49,160		Tiffany & Co.	3,766,639	0.5
99,790		TJX Cos., Inc.	5,627,158	0.8
33,300		TripAdvisor, Inc.	2,525,472	0.4
27,120		VF Corp.	5,398,236	0.8
89,800		Williams-Sonoma, Inc.	5,046,760	0.7
68,300		Yum! Brands, Inc.	4,875,937	0.7
			138,886,505	20.3

		Consumer Staples: 4.5%
100,760		Beam, Inc.	6,514,134	1.0
32,382		Brown-Forman Corp.	2,206,186	0.3
154,970		Dr Pepper Snapple Group, Inc.	6,945,755	1.0
49,230		Energizer Holdings, Inc.	4,487,315	0.7
54,160		Hershey Co.	5,009,800	0.7
140,930		Kroger Co.	5,685,116	0.8
			30,848,306	4.5

		Energy: 3.8%
96,870		Devon Energy Corp.	5,595,211	0.8
69,750		EQT Corp.	6,188,220	0.9
161,200	L	PBF Energy, Inc.	3,618,940	0.5
167,120		QEP Resources, Inc.	4,627,553	0.7
159,737		Williams Cos., Inc.	5,808,037	0.9
			25,837,961	3.8

		Financials: 26.5%
15,523		Alleghany Corp.	6,358,997	0.9
141,830		American Homes 4 Rent	2,290,554	0.3
101,980		Ameriprise Financial, Inc.	9,288,338	1.4
351,670		Annaly Capital Management, Inc.	4,072,339	0.6
266,980		Brookfield Properties Co.	5,091,309	0.7
115,080		Charles Schwab Corp.	2,432,791	0.4
56,500		Chubb Corp.	5,043,190	0.7
59,900		City National Corp.	3,992,934	0.6
23,630		Cullen/Frost Bankers, Inc.	1,667,096	0.2
124,860		Equifax, Inc.	7,472,871	1.1
526,560		Fifth Third Bancorp.	9,499,142	1.4
86,610		First Republic Bank	4,038,624	0.6
184,200		Hartford Financial Services Group, Inc.	5,732,304	0.8
134,510		HCP, Inc.	5,508,185	0.8
195,740		Hudson City Bancorp., Inc.	1,771,447	0.3
352,910		Huntington Bancshares, Inc.	2,915,037	0.4
194,110		Invesco Ltd.	6,192,109	0.9
333,960		Kimco Realty Corp.	6,739,313	1.0
261,540		Loews Corp.	12,224,380	1.8
67,361		M&T Bank Corp.	7,539,043	1.1
269,240		Marsh & McLennan Cos., Inc.	11,725,402	1.7
108,240		Northern Trust Corp.	5,887,174	0.9
297,540		Old Republic International Corp.	4,582,116	0.7
30,360		Rayonier, Inc.	1,689,534	0.2
92,980		Regency Centers Corp.	4,495,583	0.7
219,360		SunTrust Bank	7,111,651	1.0
91,590		T. Rowe Price Group, Inc.	6,588,069	1.0
226,870		UnumProvident Corp.	6,905,923	1.0
85,106		Vornado Realty Trust	7,154,010	1.0
136,870		WR Berkley Corp.	5,866,248	0.9
193,860		XL Group PLC	5,974,765	0.9
125,930		Zions Bancorp.	3,453,001	0.5
			181,303,479	26 .5

		Health Care: 4.8%
108,700		AmerisourceBergen Corp.	6,641,570	1.0
143,450		CareFusion Corp.	5,293,305	0.8
109,560		Cigna Corp.	8,420,781	1.2
48,320		Henry Schein, Inc.	5,010,784	0.7
81,760		Humana, Inc.	7,630,661	1.1
			32,997,101	4.8

		Industrials: 9.1%
145,100		Ametek, Inc.	6,677,502	1.0
118,990		Carlisle Cos., Inc.	8,363,807	1.2
138,990		Fortune Brands Home & Security, Inc.	5,786,154	0.8
44,360		Hubbell, Inc.	4,646,266	0.7
143,010		IDEX Corp.	9,331,402	1.3
98,050		MSC Industrial Direct Co.	7,976,368	1.2
117,330		Regal-Beloit Corp.	7,970,227	1.2
163,659		Rexnord Corp.	3,404,107	0.5
81,341		Snap-On, Inc.	8,093,430	1.2
			62,249,263	9.1

ING JPMORGAN MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: 9.0%
133,290	Amphenol Corp.	$10,313,980	1.5
200,880	Analog Devices, Inc.	9,451,404	1.4
200,510	Arrow Electronics, Inc.	9,730,750	1.4
28,820	CDW Corp./DE	657,961	0.1
174,986	Jack Henry & Associates, Inc.	9,031,027	1.3
102,490	KLA-Tencor Corp.	6,236,517	0.9
177,400	Synopsys, Inc.	6,687,980	1.0
196,180	Xilinx, Inc.	9,192,995	1.4
		61,302,614	9.0

	Materials: 7.6%
79,870	Airgas, Inc.	8,470,213	1.3
134,418	Albemarle Corp.	8,460,269	1.2
269,020	Ball Corp.	12,073,617	1.8
53,480	Rock-Tenn Co.	5,415,920	0.8
20,220	Sherwin-Williams Co.	3,683,680	0.5
82,580	Sigma-Aldrich Corp.	7,044,074	1.0
142,145	Silgan Holdings, Inc.	6,680,815	1.0
		51,828,588	7.6

	Utilities: 11.1%
291,370	CenterPoint Energy, Inc.	6,984,139	1.0
284,360	CMS Energy Corp.	7,484,355	1.1
165,930	Edison International	7,642,736	1.1
134,130	Energen Corp.	10,246,191	1.5
248,740	NiSource, Inc.	7,683,578	1.1
250,170	Questar Corp.	5,626,323	0.8
108,090	Sempra Energy	9,252,504	1.4
229,580	Westar Energy, Inc.	7,036,627	1.1
154,920	Wisconsin Energy Corp.	6,255,670	0.9
269,860	Xcel Energy, Inc.	7,450,835	1.1
		75,662,958	11.1

	Total Common Stock (Cost $510,898,003)	660,916,775	96.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 0.6%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.10%, due 10/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 06/01/14–09/15/49)	1,000,000	0.1
704,837	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.05%, due 10/01/13 (Repurchase Amount $704,838, collateralized by various U.S. Government Securities, 0.000%–9.875%, Market Value plus accrued interest $718,934, due 04/15/14–02/15/43)	704,837	0.1
1,000,000	JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $1,020,011, due 03/01/23–07/01/43)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.798%–5.916%, Market Value plus accrued interest $1,020,008, due 04/17/14–10/01/43)	1,000,000	0.2
		3,704,837	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
19,352,415	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $19,352,415)	19,352,415	2.8

	Total Short-Term Investments (Cost $23,057,252)	23,057,252	3.4

	Total Investments in Securities (Cost $533,955,255)	$683,974,027	100.1
	Liabilities in Excess of Other Assets	(986,651)	(0.1)
	Net Assets	$682,987,376	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

ING JPMORGAN MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $536,492,815.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$153,519,981
Gross Unrealized Depreciation	(6,038,769)
Net Unrealized Appreciation	$147,481,212

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$660,916,775	$—	$—	$660,916,775
Short-Term Investments	19,352,415	3,704,837	—	23,057,252
Total Investments, at fair value	$680,269,190	$3,704,837	$—	$683,974,027

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

ING OPPENHEIMER GLOBAL PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Belgium: 0.0%
9,573	@, L	ThromboGenics NV	$248,280	$0.0

		Brazil: 3.3%
2,488,500		BM&F Bovespa S.A.	13,967,847	0.8
349,000		Cia de Bebidas das Americas ADR	13,384,150	0.7
494,990		Embraer SA ADR	16,072,325	0.9
1,077,698		Itau Unibanco Holding S.A. ADR	15,217,096	0.9
			58,641,418	3.3

		Denmark: 0.5%
153,975	L	FLSmidth & Co. A/S	8,293,055	0.5

		Finland: 0.6%
438,463		Fortum OYJ	9,897,454	0.6

		France: 6.5%
188,388		LVMH Moet Hennessy Louis Vuitton S.A.	37,124,756	2.1
147,680		Kering	33,095,332	1.9
253,480		Societe Generale	12,628,182	0.7
276,264		Technip S.A.	32,434,059	1.8
			115,282,329	6.5

		Germany: 11.3%
182,100		Allianz AG	28,649,516	1.6
220,928		Bayer AG	26,054,237	1.5
459,094		Bayerische Motoren Werke AG	37,455,753	2.1
594,429		Deutsche Bank AG	27,285,044	1.5
87,707		Linde AG	17,380,747	1.0
22,207		Osram Licht AG	1,042,483	0.1
479,135		SAP AG	35,434,465	2.0
212,048		Siemens AG	25,572,636	1.5
			198,874,881	11.3

		India: 2.6%
5,032,092		DLF Ltd.	10,280,691	0.6
605,180		ICICI Bank Ltd. ADR	18,445,887	1.0
179,767		Infosys Ltd.	8,639,571	0.5
2,453,115		Zee Telefilms Ltd.	8,963,765	0.5
			46,329,914	2.6

		Italy: 2.2%
65,362		Brunello Cucinelli SpA	2,123,485	0.1
267,982		Gtech S.p.A	7,667,988	0.4
416,067		Prysmian S.p.A.	10,202,027	0.6
100,211		Tod’s S.p.A.	18,776,924	1.1
			38,770,424	2.2

		Japan: 8.9%
1,302,300		Dai-ichi Life Insurance Co., Ltd.	18,650,154	1.1
70,400		Fanuc Ltd.	11,667,186	0.7
563,300		KDDI Corp.	28,947,966	1.6
65,851		Keyence Corp.	25,055,893	1.4
264,000		Kyocera Corp.	14,078,434	0.8
332,800		Murata Manufacturing Co., Ltd.	25,493,866	1.4
184,800	L	Nidec Corp.	15,569,976	0.9
373,900	L	Sumitomo Mitsui Financial Group, Inc.	18,106,277	1.0
			157,569,752	8.9

		Mexico: 2.0%
205,012		Fomento Economico Mexicano SAB de CV ADR	19,904,615	1.2
517,816		Grupo Televisa SAB ADR	14,472,957	0.8
			34,377,572	2.0

		Netherlands: 2.8%
779,163	L	European Aeronautic Defence and Space Co. NV	49,650,002	2.8

		Spain: 3.9%
2,011,350		Banco Bilbao Vizcaya Argentaria S.A.	22,491,743	1.3
209,025		Inditex S.A.	32,242,653	1.8
591,346		Repsol YPF S.A.	14,661,621	0.8
			69,396,017	3.9

		Sweden: 4.9%
635,482		Assa Abloy AB	29,201,695	1.7
4,272,462		Telefonaktiebolaget LM Ericsson	56,903,828	3.2
			86,105,523	4.9

		Switzerland: 5.4%
551,076		Credit Suisse Group	16,852,965	0.9
273,021		Nestle S.A.	19,038,879	1.1
77,387		Roche Holding AG — Genusschein	20,884,692	1.2
1,885,890		UBS AG — Reg	38,652,143	2.2
			95,428,679	5.4

		Taiwan: 0.9%
4,645,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,817,249	0.9

		United Kingdom: 3.8%
1,458,636		Prudential PLC	27,136,909	1.5
326,690		Shire PLC	13,069,201	0.8
693,745		Unilever PLC	26,973,142	1.5
			67,179,252	3.8

		United States: 39.3%
224,230		3M Co.	26,775,304	1.5
557,303		Adobe Systems, Inc.	28,946,318	1.6
433,810		Aetna, Inc.	27,772,516	1.6
125,440		Allergan, Inc.	11,346,048	0.6
832,310		Altera Corp.	30,928,640	1.8
36,890		Biogen Idec, Inc.	8,881,636	0.5
413,320		Citigroup, Inc.	20,050,153	1.1
521,490		Colgate-Palmolive Co.	30,924,357	1.8
675,040		eBay, Inc.	37,660,482	2.1
260,990		Emerson Electric Co.	16,886,053	1.0
401,440		Facebook, Inc.	20,168,346	1.1

ING OPPENHEIMER GLOBAL PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
410,090		Fidelity National Financial, Inc.	$10,908,394	0.6
676,950	@, L	Fusion-io, Inc.	9,064,360	0.5
314,540		Gilead Sciences, Inc.	19,765,694	1.1
115,380		Goldman Sachs Group, Inc.	18,254,270	1.0
46,160		Google, Inc. — Class A	40,432,006	2.3
389,350		Intuit, Inc.	25,817,798	1.5
686,680		Juniper Networks, Inc.	13,637,465	0.8
864,960		Maxim Integrated Products	25,775,808	1.5
253,000		McDonald’s Corp.	24,341,130	1.4
496,630		McGraw-Hill Cos., Inc.	32,573,962	1.8
88,010	@	Medivation, Inc.	5,275,319	0.3
701,680		Microsoft Corp.	23,372,961	1.3
33,440	@	Red Hat, Inc.	1,542,922	0.1
177,550		St. Jude Medical, Inc.	9,523,782	0.5
367,130		Theravance, Inc.	15,011,946	0.9
286,260		Tiffany & Co.	21,933,241	1.2
288,389		Transocean Ltd.	12,833,310	0.7
204,770		United Parcel Service, Inc. — Class B	18,709,835	1.1
217,770		Vertex Pharmaceuticals, Inc.	16,511,321	0.9
533,480		Walt Disney Co.	34,404,125	2.0
437,810		WellPoint, Inc.	36,605,294	2.1
215,900		Zimmer Holdings, Inc.	17,734,026	1.0
			694,368,822	39.3

		Total Common Stock (Cost $1,130,663,703)	1,746,230,623	98.9

RIGHTS: 0.0%
		Spain: 0.0%
1,850,363		Banco Bilbao Vizcaya Argentaria SA	247,823	0.0

		Total Rights (Cost $247,823)	247,823	0.0

		Total Long-Term Investments (Cost $1,130,911,526)	1,746,478,446	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc(1): 4.8%
15,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $15,000,045, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $15,300,000, due 11/15/13–05/01/51)	15,000,000	0.9
15,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/13, 0.12%, due 10/01/13 (Repurchase Amount $15,000,049, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $15,300,007, due 01/22/14–03/01/48)	15,000,000	0.8
20,099,377	Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $20,099,460, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $20,501,365, due 04/15/18–07/15/53)	20,099,377	1.1
20,276,937	Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $20,276,970, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $20,682,482, due 11/20/13–11/01/47)	20,276,937	1.1

ING OPPENHEIMER GLOBAL PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
15,000,000	Nomura Securities, Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $15,000,033, collateralized by various U.S. Government Agency Obligations, 1.798%–5.916%, Market Value plus accrued interest $15,300,115, due 04/17/14–10/01/43)	15,000,000	0.9
		85,376,314	4.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
15,798,383	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $15,798,383)	15,798,383	0.9

	Total Short-Term Investments (Cost $101,174,697)	101,174,697	5.7

	Total Investments in Securities (Cost $1,232,086,223)	$1,847,653,143	104.6
	Liabilities in Excess of Other Assets	(81,253,644)	(4.6)
	Net Assets	$1,766,399,499	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,245,165,866.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$646,237,126
Gross Unrealized Depreciation	(43,749,849)
Net Unrealized Appreciation	$602,487,277

Sector Diversification	Percentage of Net Assets
Information Technology	24.8%
Financials	17.8
Consumer Discretionary	17.2
Health Care	13.0
Industrials	12.8
Consumer Staples	6.3
Energy	3.3
Telecommunication Services	1.6
Materials	1.5
Utilities	0.6
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

ING OPPENHEIMER GLOBAL PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$248,280	$—	$248,280
Brazil	43,424,322	15,217,096	—	58,641,418
Denmark	—	8,293,055	—	8,293,055
Finland	—	9,897,454	—	9,897,454
France	—	115,282,329	—	115,282,329
Germany	1,042,483	197,832,398	—	198,874,881
India	18,445,887	27,884,027	—	46,329,914
Italy	—	38,770,424	—	38,770,424
Japan	—	157,569,752	—	157,569,752
Mexico	34,377,572	—	—	34,377,572
Netherlands	—	49,650,002	—	49,650,002
Spain	—	69,396,017	—	69,396,017
Sweden	—	86,105,523	—	86,105,523
Switzerland	—	95,428,679	—	95,428,679
Taiwan	—	15,817,249	—	15,817,249
United Kingdom	—	67,179,252	—	67,179,252
United States	694,368,822	—	—	694,368,822
Total Common Stock	791,659,086	954,571,537	—	1,746,230,623
Rights	247,823	—	—	247,823
Short-Term Investments	15,798,383	85,376,314	—	101,174,697
Total Investments, at fair value	$807,705,292	$1,039,947,851	$—	$1,847,653,143

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 12.7%
		Consumer Discretionary: 0.2%
1,000,000	#	Daimler Finance North America, LLC, 0.858%, 03/28/14	$1,002,739	0.1
300,000		DISH DBS Corp., 6.625%, 10/01/14	315,750	0.1
300,000	L	Echostar DBS Corp., 7.000%, 10/01/13	300,045	0.0
			1,618,534	0.2

		Consumer Staples: 0.1%
86,627		CVS Pass-Through Trust, 6.943%, 01/10/30	100,989	0.0
600,000		Reynolds American, Inc., 6.750%, 06/15/17	693,932	0.1
300,000		Reynolds American, Inc., 7.625%, 06/01/16	351,790	0.0
			1,146,711	0.1

		Energy: 0.1%
200,000		TNK-BP Finance SA, 7.500%, 07/18/16	224,250	0.0
1,100,000	L	White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,148,125	0.1
			1,372,375	0.1

		Financials: 9.9%
CAD 1,000,000		American International Group, Inc., 4.900%, 06/02/14	992,206	0.1
2,800,000		GMAC, Inc., 6.750%, 12/01/14	2,954,000	0.3
400,000		Ally Financial, Inc., 4.500%, 02/11/14	404,644	0.0
4,000,000		Ally Financial, Inc., 4.625%, 06/26/15	4,140,156	0.4
2,200,000		Ally Financial, Inc., 8.300%, 02/12/15	2,376,000	0.2
EUR 6,100,000		American General Finance Corp., 4.125%, 11/29/13	8,252,729	0.8
700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.352%, 03/18/14	699,299	0.1
300,000		Bank of America Corp., 0.594%, 08/15/16	290,751	0.0
4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,990,902	0.5
1,700,000		Bank of India, 4.750%, 09/30/15	1,748,919	0.2
600,000	#	Bank of Montreal, 2.850%, 06/09/15	623,938	0.1
500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	513,652	0.0
GBP 1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,701,305	0.4
1,200,000	#	BBVA, 6.500%, 03/10/21	1,254,000	0.1
1,700,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	1,985,286	0.2
300,000	#	BPCE S.A., 2.375%, 10/04/13	300,060	0.0
1,000,000	#	CIT Group, Inc., 4.750%, 02/15/15	1,037,500	0.1
600,000	#	CIT Group, Inc., 5.250%, 04/01/14	611,250	0.1
400,000		CitiFinancial, 6.625%, 06/01/15	430,093	0.0
7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,992,392	0.8
1,200,000		Citigroup, Inc., 4.587%, 12/15/15	1,284,287	0.1
700,000		Credit Suisse New York, 2.200%, 01/14/14	703,674	0.1
4,900,000		Ford Motor Credit Co. LLC, 3.984%, 06/15/16	5,181,917	0.5
3,500,000		Ford Motor Credit Co., LLC, 7.000%, 10/01/13	3,500,613	0.3
2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,469,132	0.2
4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,911,998	0.5
1,800,000	L	ICICI Bank Ltd., 5.500%, 03/25/15	1,866,793	0.2
1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,038,066	0.1
1,800,000		International Lease Finance Corp., 5.650%, 06/01/14	1,847,250	0.2
300,000		International Lease Finance Corp., 5.750%, 05/15/16	319,646	0.0
345,000	#	International Lease Finance Corp., 6.500%, 09/01/14	359,663	0.0
700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	771,750	0.1
700,000		International Lease Finance Corp., 8.625%, 09/15/15	775,250	0.1
1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,365,205	0.1
900,000		JPMorgan Chase Bank NA, 0.584%, 06/13/16	890,375	0.1
GBP 300,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	509,956	0.0
GBP 1,600,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	2,750,808	0.3
GBP 1,700,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,870,143	0.3
3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,150,972	0.3
1,900,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,241,831	0.2
500,000	#	National Bank of Canada, 2.200%, 10/19/16	518,556	0.0

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	$1,585,665	0.1
300,000	#	Nordea Bank AB, 2.125%, 01/14/14	301,511	0.0
900,000		Principal Life Income Funding Trusts, 5.550%, 04/27/15	968,099	0.1
600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	624,000	0.1
GBP 1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,674,437	0.3
900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	957,960	0.1
8,400,000		SLM Corp., 5.000%, 10/01/13	8,400,861	0.8
1,900,000		SLM Corp., 8.450%, 06/15/18	2,151,750	0.2
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,050,000	0.1
400,000	#	Turkiye Garanti Bankasi AS, 2.766%, 04/20/16	387,000	0.0
			103,728,250	9.9

		Health Care: 0.2%
1,900,000		HCA, Inc., 8.500%, 04/15/19	2,047,250	0.2

		Industrials: 0.2%
1,300,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	1,380,731	0.2
300,000	#	Noble Group Ltd., 6.750%, 01/29/20	312,000	0.0
			1,692,731	0.2

		Materials: 1.1%
3,800,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	4,028,000	0.4
3,300,000	#, L	CSN Islands XI Corp., 6.875%, 09/21/19	3,432,000	0.3
660,000	#, L	CSN Resources S.A., 6.500%, 07/21/20	661,650	0.1
2,900,000	#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,103,000	0.3
400,000		Rohm & Haas Co., 6.000%, 09/15/17	459,492	0.0
			11,684,142	1.1

		Telecommunication Services: 0.9%
2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,610,260	0.3
400,000		Verizon Communications, Inc., 2.002%, 09/14/18	421,100	0.0
500,000		Verizon Communications, Inc., 2.500%, 09/15/16	515,826	0.0
2,100,000		Verizon Communications, Inc., 3.650%, 09/14/18	2,215,750	0.2
1,500,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,611,515	0.2
1,500,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,670,448	0.2
			9,044,899	0.9

		Utilities: 0.0%
200,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	212,513	0.0
JPY 1,000,000		Tokyo Electric Power Co., Inc., 1.500%, 05/30/14	10,123	0.0
JPY 7,000,000		Tokyo Electric Power Co., Inc., 1.850%, 07/28/14	70,966	0.0
			293,602	0.0

		Total Corporate Bonds/Notes (Cost $127,744,231)	132,628,494	12.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
278,346		American Home Mortgage Investment Trust, 2.393%, 02/25/45	279,365	0.0
EUR 1,401,472	#	Arran Residential Mortgages Funding PLC, 1.626%, 05/16/47	1,920,156	0.2
800,000		Banc of America Commercial Mortgage, Inc., 5.734%, 05/10/45	878,183	0.1
316,368		Banc of America Funding Corp., 2.666%, 05/25/35	321,386	0.0
257,552		Banc of America Funding Corp., 5.568%, 01/20/47	206,754	0.0
184,168		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	185,451	0.0
188,654	#	BCAP, LLC Trust, 5.238%, 03/26/37	174,115	0.0
1,600,000	#	BCRR Trust, 5.858%, 07/17/40	1,724,824	0.2
483,490		Bear Stearns Alternative-A Trust, 2.638%, 11/25/36	323,965	0.0
272,723		Bear Stearns Alternative-A Trust, 2.667%, 05/25/35	252,880	0.0
160,451		Bear Stearns Alternative-A Trust, 2.735%, 09/25/35	133,065	0.0
1,526,509		Bear Stearns Adjustable Rate Mortgage Trust, 2.600%, 03/25/35	1,545,697	0.2

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
461,160		Bear Stearns Adjustable Rate Mortgage Trust, 2.768%, 11/25/34	$455,426	0.1
751,030		Bear Stearns Adjustable Rate Mortgage Trust, 2.793%, 03/25/35	752,363	0.1
444,803		Bear Stearns Adjustable Rate Mortgage Trust, 2.842%, 09/25/34	414,983	0.0
62,008		Bear Stearns Adjustable Rate Mortgage Trust, 5.380%, 02/25/36	57,591	0.0
419,961		Bear Stearns Structured Products, Inc., 2.564%, 01/26/36	323,454	0.0
256,244		Bear Stearns Structured Products, Inc., 2.759%, 12/26/46	152,296	0.0
100,000		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	109,812	0.0
2,647,068		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,651,899	0.3
351,771		Citigroup Mortgage Loan Trust, Inc., 2.622%, 08/25/35	347,856	0.0
292,301		Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	315,083	0.0
7,044,025		Countrywide Home Loan Mortgage Pass Through Trust, 0.379%, 04/25/46	5,526,171	0.5
127,450		Countrywide Home Loan Mortgage Pass-through Trust, 0.499%, 03/25/35	102,610	0.0
476,264	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.519%, 06/25/35	415,590	0.1
512,529		Countrywide Home Loan Mortgage Pass-through Trust, 2.722%, 02/20/35	487,342	0.1
308,072		Countrywide Home Loan Mortgage Pass-through Trust, 2.859%, 11/25/34	285,595	0.0
4,266,844		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,675,872	0.5
419,219	#	Credit Suisse Mortgage Capital Certificates, 0.352%, 10/15/21	417,568	0.1
2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.412%, 10/15/21	2,377,161	0.2
2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,573,595	0.3
106,998		Downey Savings & Loan Association Mortgage Loan Trust, 2.641%, 07/19/44	103,960	0.0
EUR 66,719		European Loan Conduit, 0.376%, 05/15/19	86,425	0.0
216,782		First Horizon Mortgage Pass-through Trust, 2.615%, 08/25/35	203,907	0.0
4,391,659		Granite Master Issuer PLC, 0.360%, 12/20/54	4,325,784	0.4
176,574		Greenpoint Mortgage Pass-through Certificates, 2.806%, 10/25/33	175,113	0.0
100,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	103,458	0.0
34,193		GSR Mortgage Loan Trust, 2.462%, 06/25/34	33,971	0.0
357,877		GSR Mortgage Loan Trust, 2.661%, 09/25/35	356,636	0.0
695		GSR Mortgage Loan Trust, 6.000%, 03/25/32	690	0.0
157,635		Harborview Mortgage Loan Trust, 0.401%, 05/19/35	129,322	0.0
303,633		Harborview Mortgage Loan Trust, 2.749%, 07/19/35	260,252	0.0
170,025		Indymac Index Mortgage Loan Trust, 2.541%, 12/25/34	155,608	0.0
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,790,145	0.2
800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	881,011	0.1
2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,878,233	0.3

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	$3,651,191	0.4
544,414		JPMorgan Mortgage Trust, 2.907%, 07/25/35	553,078	0.1
69,132		JPMorgan Mortgage Trust, 4.058%, 02/25/35	69,792	0.0
5,447,688		LB Commercial Mortgage Trust 2007-C3, 6.036%, 07/15/44	6,101,402	0.6
216,619		Merrill Lynch Mortgage Investors Trust, 3.346%, 05/25/33	205,452	0.0
195,721		Merrill Lynch Mortgage Investors, Inc., 0.389%, 02/25/36	179,296	0.0
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	332,027	0.0
167,823		MLCC Mortgage Investors, Inc., 0.429%, 11/25/35	158,051	0.0
90,190		MLCC Mortgage Investors, Inc., 1.179%, 10/25/35	87,797	0.0
6,814,348		MLCC Mortgage Investors, Inc., 2.248%, 11/25/35	6,406,529	0.6
1,656,740		Provident Funding Mortgage Loan Trust, 2.693%, 10/25/35	1,629,028	0.2
34,009		Residential Accredit Loans, Inc., 0.579%, 03/25/33	33,474	0.0
22,065		Residential Asset Securitization Trust, 0.579%, 05/25/33	21,529	0.0
5,662		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	5,982	0.0
114,766		Sequoia Mortgage Trust, 0.530%, 07/20/33	113,461	0.0
217,462		Sequoia Mortgage Trust, 2.651%, 04/20/35	215,673	0.0
163,619		Structured Adjustable Rate Mortgage Loan Trust, 2.520%, 08/25/35	149,909	0.0
379,051		Structured Asset Mortgage Investments, Inc., 0.431%, 07/19/35	350,311	0.0
97,560	#	Structured Asset Securities Corp., 2.653%, 10/28/35	92,245	0.0
1,545,033		Thornburg Mortgage Securities Trust, 5.250%, 10/25/46	1,513,585	0.2
406,920	#	Wachovia Bank Commercial Mortgage Trust, 0.262%, 06/15/20	401,848	0.0
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	438,725	0.1
106,544		Washington Mutual Mortgage Pass-through Certificates, 0.489%, 01/25/45	99,097	0.0
110,530		Washington Mutual Mortgage Pass-through Certificates, 0.499%, 01/25/45	102,539	0.0
14,753		Washington Mutual Mortgage Pass-through Certificates, 1.553%, 08/25/42	13,470	0.0
27,690		Washington Mutual Mortgage Pass-through Certificates, 2.204%, 02/27/34	27,479	0.0
662,496		Washington Mutual Mortgage Pass-through Certificates, 2.454%, 07/25/46	604,343	0.1
712,215		Washington Mutual Mortgage Pass-through Certificates, 2.454%, 08/25/46	621,561	0.1
1,919,620		Washington Mutual Mortgage Pass-through Certificates, 4.850%, 02/25/37	1,780,311	0.2
187,431		Wells Fargo Mortgage-Backed Securities Trust, 2.677%, 10/25/33	187,130	0.0
238,701		Wells Fargo Mortgage-Backed Securities Trust, 2.618%, 01/25/35	238,530	0.0
367,825		Wells Fargo Mortgage-Backed Securities Trust, 2.623%, 12/25/34	371,659	0.0

		Total Collateralized Mortgage Obligations (Cost $65,641,305)	68,629,127	6.6

MUNICIPAL BONDS: 3.4%
		California: 1.5%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,056,770	0.1

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
		California: (continued)
1,200,000		California State Public Works Board, 7.804%, 03/01/35	$1,381,512	0.1
500,000		California State University, 6.434%, 11/01/30	537,730	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	236,224	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	358,302	0.1
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,143,440	0.4
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	6,086,940	0.6
500,000		State of California, 7.500%, 04/01/34	634,330	0.1
100,000		State of California, 7.700%, 11/01/30	116,978	0.0
200,000		University of California, 6.398%, 05/15/31	238,772	0.0
300,000		University of California, 6.548%, 05/15/48	354,012	0.0
			15,145,010	1.5

		Illinois: 0.3%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,048,510	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	110,388	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	786,114	0.1
700,000		Chicago Transit Authority, 6.899%, 12/01/40	786,114	0.1
			2,731,126	0.3

		Nebraska: 0.1%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	544,295	0.1

		Nevada: 0.3%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	2,593,569	0.2
600,000		County of Clark NV, 6.820%, 07/01/45	737,172	0.1
			3,330,741	0.3

		New York: 0.7%
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,294,052	0.3
2,900,000		New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,079,191	0.3
1,000,000		New York State Dormitory Authority, 5.000%, 12/15/30	1,086,780	0.1
200,000		Tobacco Settlement Financing Corp., 6.250%, 06/01/42	194,526	0.0
			7,654,549	0.7

		Texas: 0.5%
2,200,000		City of San Antonio TX, 5.808%, 02/01/41	2,474,934	0.2
2,900,000		City of San Antonio TX, 6.308%, 02/01/37	3,184,374	0.3
			5,659,308	0.5
		Total Municipal Bonds (Cost $32,971,294)	35,065,029	3.4

U.S. TREASURY OBLIGATIONS: 22.6%

		Treasury Inflation Indexed Protected Securities: 9.9%
400,000		0.125%, due 04/15/17	424,545	0.0
5,300,000		0.125%, due 01/15/22	5,406,993	0.5
5,700,000		0.125%, due 07/15/22	5,709,092	0.6
2,000,000		0.625%, due 07/15/21	2,159,763	0.2
11,100,000		1.125%, due 01/15/21	12,771,291	1.2
2,500,000		1.250%, due 07/15/20	2,932,504	0.3
600,000		1.750%, due 01/15/28	750,352	0.1
5,000,000		2.000%, due 01/15/26	6,799,129	0.7
13,000,000		2.375%, due 01/15/25	19,253,161	1.8
6,700,000		2.375%, due 01/15/27	9,351,252	0.9
5,000,000		2.500%, due 01/15/29	6,696,576	0.6
15,600,000		3.625%, due 04/15/28	31,194,331	3.0
			103,448,989	9.9

		U.S. Treasury Notes: 12.7%
1,800,000		0.750%, due 12/31/17	1,770,046	0.2
22,700,000		0.750%, due 02/28/18	22,264,614	2.1
3,478,000		0.875%, due 07/31/19	3,321,897	0.3
9,400,000		1.000%, due 05/31/18	9,282,133	0.9
39,300,000		1.000%, due 06/30/19	37,893,807	3.6
1,900,000		1.000%, due 11/30/19	1,813,016	0.2
500,000		1.125%, due 04/30/20	475,489	0.0
3,900,000		1.250%, due 02/29/20	3,754,815	0.4
300,000		1.375%, due 06/30/18	300,902	0.0
49,500,000	L	1.500%, due 08/31/18	49,846,104	4.8
600,000		2.625%, due 04/30/18	636,844	0.1
700,000		2.875%, due 03/31/18	750,750	0.1
			132,110,417	12.7

		Total U.S. Treasury Obligations (Cost $241,278,953)	235,559,406	22.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.4%
		Federal Home Loan Mortgage Corporation: 12.2%##
145,493		0.332%, due 07/15/19	145,290	0.0
384,578		0.332%, due 08/15/19	384,059	0.0

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
27,100,000		0.750%, due 01/12/18	$26,445,996	2.5
300,000		0.875%, due 03/07/18	293,479	0.0
8,100,000		1.000%, due 03/08/17	8,131,995	0.8
29,600,000		1.000%, due 06/29/17	29,564,362	2.8
15,100,000		1.000%, due 07/28/17	15,071,219	1.5
12,900,000		1.000%, due 09/29/17	12,807,817	1.2
2,100,000		1.250%, due 05/12/17	2,116,365	0.2
9,800,000		1.250%, due 08/01/19	9,431,961	0.9
6,900,000		1.250%, due 10/02/19	6,606,081	0.6
192,572		1.359%, due 10/25/44	198,115	0.0
943,110		1.554%, due 07/25/44	960,596	0.1
256,298		1.875%, due 03/25/24	266,452	0.0
65,349		2.015%, due 09/01/35	68,942	0.0
400,000		2.375%, due 01/13/22	390,203	0.0
11,228		2.375%, due 04/01/32	11,922	0.0
5,822		3.500%, due 07/15/32	6,060	0.0
800,000		3.750%, due 03/27/19	881,877	0.1
1,000,000	W	4.500%, due 11/01/39	1,061,406	0.1
258,935		4.500%, due 03/01/41	276,496	0.0
3,606,753		4.500%, due 09/01/41	3,848,177	0.4
600,000		5.500%, due 08/23/17	700,488	0.1
32,767		5.500%, due 03/01/23	35,489	0.0
62,096		5.500%, due 05/01/23	67,246	0.0
891		5.500%, due 08/15/30	993	0.0
430,055		5.500%, due 06/01/36	467,767	0.1
766,886		5.500%, due 12/01/37	831,832	0.1
689,939		5.500%, due 04/01/38	747,390	0.1
171,751		5.500%, due 07/01/38	186,053	0.0
999		6.000%, due 10/01/17	1,059	0.0
9,956		6.000%, due 02/01/22	10,855	0.0
181,473		6.000%, due 03/01/23	197,555	0.0
1,000,000	W	6.000%, due 10/15/33	1,090,938	0.1
26,735		6.000%, due 05/01/37	29,162	0.0
6,145		6.000%, due 06/01/37	6,699	0.0
74,496		6.000%, due 08/01/37	81,324	0.0
2,436,067		6.000%, due 09/01/37	2,655,759	0.3
4,631		6.000%, due 10/01/37	5,049	0.0
30,420		6.000%, due 12/01/37	33,163	0.0
337,541		6.000%, due 02/01/38	367,982	0.0
10,090		6.000%, due 04/01/38	11,000	0.0
46,253		6.000%, due 06/01/38	50,630	0.0
9,944		6.000%, due 07/01/38	10,840	0.0
163,607		6.000%, due 08/01/38	178,081	0.0
369,251		6.000%, due 11/01/38	402,739	0.1
47,464		6.000%, due 05/01/39	51,791	0.0
634,756		6.000%, due 08/01/39	692,904	0.1
			127,883,658	12.2

		Federal National Mortgage Association: 43.5%##
10,000,000		0.020%, due 01/03/14	9,999,217	1.0
251,697		0.239%, due 07/25/37	234,932	0.0
73,871		0.299%, due 03/25/34	72,880	0.0
382,909		0.489%, due 04/25/37	382,879	0.1
927,940		0.629%, due 09/25/35	929,691	0.1
15,300,000		0.875%, due 08/28/17	15,167,533	1.5
2,300,000		0.875%, due 12/20/17	2,262,850	0.2
1,700,000		0.875%, due 02/08/18	1,664,463	0.2
300,000		0.875%, due 05/21/18	291,925	0.0
1,600,000		1.125%, due 04/27/17	1,606,998	0.2
4,000,000		1.250%, due 01/30/17	4,048,148	0.4
85,655		1.353%, due 10/01/44	87,415	0.0
57,263		1.353%, due 10/01/44	58,123	0.0
580,056		1.484%, due 02/01/33	604,502	0.1
48,945		1.679%, due 04/25/24	50,279	0.0
398,311		1.752%, due 09/01/35	418,331	0.1
3,587		1.875%, due 02/01/20	3,595	0.0
115,074		2.103%, due 08/01/35	121,985	0.0
900,000	ˆ	2.310%, due 08/01/22	838,115	0.1
6,764		2.340%, due 09/01/31	7,147	0.0
58,757		2.411%, due 04/01/32	58,793	0.0
573,371		2.485%, due 11/01/34	609,284	0.1
180,460		2.550%, due 02/01/35	192,462	0.0
160,076		2.560%, due 09/01/34	168,353	0.0
5,200,000	ˆ	2.790%, due 07/01/22	5,107,943	0.5
500,000	ˆ	2.870%, due 09/01/27	448,995	0.1
17,000,000	W	3.000%, due 08/25/26	17,605,625	1.7
5,000,000	W	3.000%, due 09/25/26	5,164,062	0.5
2,749,517		3.010%, due 06/01/22	2,739,169	0.3
3,468,829		3.156%, due 05/01/22	3,638,489	0.4
290,785		3.330%, due 11/01/21	309,824	0.0
21,000,000	W	3.500%, due 08/25/25	22,092,655	2.1
167,532		3.500%, due 02/01/26	177,198	0.0
35,393		3.500%, due 02/01/26	37,432	0.0
894,864		3.500%, due 06/01/26	946,317	0.1
34,427		3.500%, due 06/01/26	36,417	0.0
21,000,000	W	3.500%, due 07/25/26	22,164,843	2.1
156,416		3.500%, due 11/01/26	165,464	0.0
3,992,467		3.500%, due 12/01/26	4,223,299	0.4
251,429		3.500%, due 01/01/27	265,542	0.0
222,740		3.500%, due 02/01/27	235,612	0.0
98,354		4.000%, due 07/01/18	104,458	0.0
9,000,000	W	4.000%, due 10/15/18	9,551,250	0.9
46,275		4.000%, due 08/01/24	49,212	0.0
69,868		4.000%, due 09/01/24	74,335	0.0
305,732		4.000%, due 10/01/24	325,328	0.0
59,348		4.000%, due 01/01/25	63,144	0.0
27,152		4.000%, due 02/01/25	28,878	0.0
45,258		4.000%, due 04/01/25	48,117	0.0
20,807		4.000%, due 05/01/25	22,129	0.0
16,913		4.000%, due 06/01/25	17,987	0.0
97,649		4.000%, due 07/01/25	103,773	0.0
39,164		4.000%, due 10/01/25	41,901	0.0
37,237		4.000%, due 11/01/25	39,605	0.0
347,564		4.000%, due 01/01/26	369,680	0.0
797,841		4.000%, due 01/01/26	848,534	0.1
15,542		4.000%, due 02/01/26	16,627	0.0
36,629		4.000%, due 02/01/26	38,958	0.0
192,869		4.000%, due 03/01/26	204,830	0.0
2,141,054		4.000%, due 04/01/26	2,275,563	0.2
22,138		4.000%, due 04/01/26	23,690	0.0
31,198		4.000%, due 04/01/26	33,176	0.0
122,073		4.000%, due 04/01/26	129,829	0.0
61,228		4.000%, due 06/01/26	65,039	0.0
172,200		4.000%, due 06/01/26	184,289	0.0
80,819		4.000%, due 06/01/26	85,937	0.0
94,998		4.000%, due 07/01/26	101,030	0.0
58,515		4.000%, due 10/01/31	62,669	0.0
189,288		4.000%, due 02/01/39	198,930	0.0
142,793		4.000%, due 04/01/39	150,036	0.0
8,000,000	W	4.000%, due 07/25/39	8,393,750	0.8
6,153,819		4.000%, due 12/01/39	6,472,782	0.6
29,817		4.000%, due 03/01/40	31,335	0.0
60,000,000	W	4.000%, due 08/25/40	62,746,873	6.0
803,881		4.000%, due 10/01/40	845,162	0.1
27,986		4.000%, due 11/01/40	29,408	0.0
451,037		4.000%, due 11/01/40	474,238	0.1

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
31,943		4.000%, due 12/01/40	$33,592	0.0
29,753		4.000%, due 12/01/40	31,278	0.0
621,398		4.000%, due 04/01/41	653,261	0.1
191,595		4.000%, due 10/01/41	201,390	0.0
3,008,801		4.000%, due 10/01/41	3,163,230	0.3
1,213,221		4.000%, due 11/01/41	1,275,567	0.1
38,059		4.000%, due 12/01/41	40,008	0.0
34,510		4.000%, due 12/01/41	36,286	0.0
462,254		4.000%, due 12/01/41	486,131	0.1
169,981		4.000%, due 12/01/41	178,692	0.0
2,568,680		4.000%, due 02/01/42	2,720,708	0.3
240,502		4.000%, due 04/01/42	252,704	0.0
3,177,152		4.000%, due 04/01/42	3,341,120	0.3
251,850		4.000%, due 05/01/42	265,183	0.0
1,286,907		4.000%, due 06/01/42	1,352,453	0.1
245,494		4.000%, due 06/01/42	257,934	0.0
47,875		4.416%, due 12/01/36	50,745	0.0
18,498		4.500%, due 06/01/18	19,645	0.0
45,953		4.500%, due 07/01/18	48,923	0.0
110,721		4.500%, due 10/01/18	117,873	0.0
6,000,000	W	4.500%, due 10/15/18	6,375,000	0.6
14,987		4.500%, due 03/01/19	15,920	0.0
44,342		4.500%, due 01/01/20	47,125	0.0
30,401		4.500%, due 03/01/24	32,372	0.0
23,809		4.500%, due 06/01/25	25,353	0.0
63,189		4.500%, due 07/01/25	67,327	0.0
318,325		4.500%, due 01/01/26	338,952	0.0
158,915		4.500%, due 07/01/26	169,271	0.0
3,810,355		4.500%, due 04/01/29	4,121,021	0.4
3,776,249		4.500%, due 04/01/29	4,084,758	0.4
249,247		4.500%, due 04/01/29	269,718	0.0
32,456		4.500%, due 05/01/29	34,901	0.0
61,483		4.500%, due 06/01/29	66,510	0.0
220,857		4.500%, due 02/01/31	238,667	0.0
238,896		4.500%, due 09/01/33	256,454	0.0
9,858		4.500%, due 10/01/33	10,575	0.0
115,271		4.500%, due 10/01/33	123,581	0.0
23,121		4.500%, due 03/01/35	24,707	0.0
36,809		4.500%, due 06/01/35	39,422	0.0
17,310		4.500%, due 08/01/35	18,504	0.0
47,100,000	W	4.500%, due 10/15/35	50,316,049	4.8
27,000,000	W	4.500%, due 11/15/35	28,763,439	2.8
73,230		4.500%, due 02/01/39	78,369	0.0
5,342		4.500%, due 02/01/39	5,713	0.0
8,818		4.500%, due 02/01/39	9,422	0.0
1,525,898		4.500%, due 04/01/39	1,631,318	0.2
1,172,553		4.500%, due 04/01/39	1,260,646	0.1
521,676		4.500%, due 05/01/39	557,460	0.1
4,957,464		4.500%, due 05/01/39	5,320,967	0.5
2,119,571		4.500%, due 09/01/39	2,266,564	0.2
695,920		4.500%, due 09/01/39	744,067	0.1
849,301		4.500%, due 10/01/39	908,606	0.1
116,820		4.500%, due 12/01/39	124,976	0.0
67,451		4.500%, due 12/01/39	72,145	0.0
12,318		4.500%, due 12/01/39	13,176	0.0
1,162,777		4.500%, due 03/01/40	1,243,358	0.1
241,529		4.500%, due 04/01/40	258,329	0.0
681,729		4.500%, due 05/01/40	729,117	0.1
18,423		4.500%, due 05/01/40	19,727	0.0
2,996,182		4.500%, due 07/01/40	3,206,324	0.3
17,444		4.500%, due 07/01/40	18,678	0.0
1,138,350		4.500%, due 08/01/40	1,219,271	0.1
1,659,955		4.500%, due 08/01/40	1,776,016	0.2
743,089		4.500%, due 08/01/40	794,598	0.1
492,006		4.500%, due 08/01/40	526,750	0.1
737,857		4.500%, due 09/01/40	789,676	0.1
947,181		4.500%, due 09/01/40	1,014,294	0.1
12,135		4.500%, due 09/01/40	12,982	0.0
219,915		4.500%, due 10/01/40	235,362	0.0
20,143		4.500%, due 10/01/40	21,572	0.0
3,927,308		4.500%, due 10/01/40	4,204,216	0.4
46,668		4.500%, due 11/01/40	49,989	0.0
503,882		4.500%, due 11/01/40	539,501	0.1
145,402		4.500%, due 12/01/40	155,323	0.0
149,425		4.500%, due 02/01/41	160,059	0.0
10,277		4.500%, due 03/01/41	11,003	0.0
23,689		4.500%, due 03/01/41	25,369	0.0
91,156		4.500%, due 03/01/41	97,680	0.0
669,695		4.500%, due 03/01/41	720,031	0.1
234,929		4.500%, due 03/01/41	251,357	0.0
17,474		4.500%, due 04/01/41	18,682	0.0
84,243		4.500%, due 04/01/41	90,113	0.0
342,910		4.500%, due 04/01/41	367,273	0.0
412,656		4.500%, due 04/01/41	442,048	0.1
20,274		4.500%, due 04/01/41	21,722	0.0
40,153		4.500%, due 04/01/41	43,005	0.0
247,868		4.500%, due 05/01/41	266,122	0.0
218,112		4.500%, due 05/01/41	233,605	0.0
49,794		4.500%, due 05/01/41	53,315	0.0
603,202		4.500%, due 05/01/41	645,844	0.1
227,157		4.500%, due 06/01/41	243,236	0.0
143,225		4.500%, due 06/01/41	153,465	0.0
78,326		4.500%, due 06/01/41	83,885	0.0
252,207		4.500%, due 07/01/41	270,116	0.0
1,091,781		4.500%, due 07/01/41	1,169,970	0.1
19,483		4.500%, due 07/01/41	20,872	0.0
13,417		4.500%, due 07/01/41	14,373	0.0
13,268		4.500%, due 07/01/41	14,195	0.0
2,107,247		4.500%, due 08/01/41	2,256,867	0.2
159,956		4.500%, due 09/01/41	171,410	0.0
2,911,601		4.500%, due 10/01/41	3,109,107	0.3
669,592		4.500%, due 10/01/41	715,115	0.1
162,118		4.500%, due 10/01/41	173,629	0.0
1,261,446		4.500%, due 10/01/41	1,353,573	0.1
149,280		4.500%, due 01/01/42	159,576	0.0
357,707		4.500%, due 02/01/42	383,456	0.1
1,087,924		4.500%, due 05/01/42	1,163,091	0.1
33,066		4.500%, due 06/01/42	35,560	0.0
187,693		4.500%, due 08/01/42	202,589	0.0
600,000		5.000%, due 02/13/17	680,716	0.1
1,500,000		5.000%, due 05/11/17	1,709,362	0.2
7,772		5.000%, due 12/01/23	8,419	0.0
9,000,000	W	5.000%, due 10/15/33	9,760,783	0.9
342,311		5.000%, due 12/01/33	373,071	0.0
376,543		5.000%, due 03/01/34	410,137	0.1
83,126		5.000%, due 03/01/34	90,529	0.0
2,966		5.000%, due 01/01/35	3,220	0.0
660,626		5.000%, due 03/01/35	718,234	0.1
515,674		5.000%, due 03/01/35	560,529	0.1
3,660		5.000%, due 06/01/35	3,979	0.0
5,896		5.000%, due 06/01/35	6,391	0.0
886,104		5.000%, due 08/01/35	962,786	0.1
33,250		5.000%, due 08/01/35	36,148	0.0
867,754		5.000%, due 08/01/35	941,615	0.1
699,035		5.000%, due 09/01/35	760,024	0.1
539,293		5.000%, due 10/01/35	585,915	0.1

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
335,042		5.000%, due 10/01/35	$364,012	0.0
470,441		5.000%, due 12/01/35	511,034	0.1
20,736		5.000%, due 08/01/37	22,546	0.0
21,000,000	W	5.000%, due 11/15/37	22,716,099	2.2
14,724		5.000%, due 02/01/38	16,003	0.0
811,304		5.000%, due 03/01/38	881,875	0.1
237,361		5.000%, due 04/01/38	258,045	0.0
701,661		5.000%, due 05/01/38	762,748	0.1
1,700,000		5.375%, due 06/12/17	1,963,208	0.2
4,061		5.500%, due 04/01/21	4,398	0.0
36,694		5.500%, due 06/01/22	39,948	0.0
3,730		5.500%, due 11/01/22	3,932	0.0
72,939		5.500%, due 11/01/22	76,971	0.0
3,913		5.500%, due 11/01/22	4,129	0.0
62,389		5.500%, due 05/01/23	65,823	0.0
41,382		5.500%, due 06/01/23	45,051	0.0
38,333		5.500%, due 07/01/23	41,742	0.0
154,806		5.500%, due 07/01/23	168,585	0.0
94,098		5.500%, due 09/01/23	102,476	0.0
133,381		5.500%, due 02/01/24	146,353	0.0
87,357		5.500%, due 07/01/26	95,708	0.0
35,846		5.500%, due 12/01/27	39,202	0.0
23,925		5.500%, due 04/01/28	26,153	0.0
38,476		5.500%, due 08/01/28	42,040	0.0
47,954		5.500%, due 01/01/29	52,194	0.0
61,546		5.500%, due 09/01/29	67,314	0.0
236,574		5.500%, due 04/01/33	258,516	0.0
28,049		5.500%, due 11/01/33	30,697	0.0
55,361		5.500%, due 12/01/33	60,598	0.0
243,586		5.500%, due 01/01/34	266,486	0.0
69,275		5.500%, due 06/01/34	75,550	0.0
82,633		5.500%, due 01/01/35	90,422	0.0
51,214		5.500%, due 02/01/35	55,994	0.0
95,680		5.500%, due 06/01/35	104,361	0.0
85,100		5.500%, due 07/01/35	92,784	0.0
95,983		5.500%, due 07/01/35	104,661	0.0
22,262		5.500%, due 10/01/35	24,263	0.0
5,000,000	W	5.500%, due 10/15/35	5,450,782	0.5
796,293		5.500%, due 12/01/35	867,841	0.1
118,439		5.500%, due 12/01/35	129,243	0.0
125,264		5.500%, due 01/01/36	136,519	0.0
808,499		5.500%, due 12/01/36	881,143	0.1
8,290		5.500%, due 12/01/36	9,048	0.0
902,390		5.500%, due 12/01/36	983,470	0.1
59,958		5.500%, due 02/01/37	65,345	0.0
363,991		5.500%, due 02/01/37	396,816	0.1
1,556,176		5.500%, due 04/01/37	1,696,000	0.2
13,904		5.500%, due 05/01/37	15,153	0.0
84,899		5.500%, due 08/01/37	92,861	0.0
1,521,130		5.500%, due 01/01/38	1,657,805	0.2
312,838		5.500%, due 03/01/38	340,612	0.0
618,805		5.500%, due 04/01/38	674,405	0.1
758,489		5.500%, due 05/01/38	826,640	0.1
153,278		5.500%, due 07/01/38	167,050	0.0
77,846		5.500%, due 08/01/38	84,972	0.0
1,404,459		5.500%, due 11/01/38	1,530,651	0.2
701,607		5.500%, due 09/01/41	764,647	0.1
40,853		6.000%, due 06/01/17	43,126	0.0
14,022		6.000%, due 01/01/18	14,873	0.0
6,154		6.000%, due 12/01/18	6,724	0.0
9,000		6.000%, due 05/01/21	9,825	0.0
84,088		6.000%, due 04/01/22	91,964	0.0
190,638		6.000%, due 06/01/22	208,410	0.0
31,708		6.000%, due 01/01/23	34,632	0.0
2,162		6.000%, due 11/01/32	2,360	0.0
786,743		6.000%, due 06/01/35	859,426	0.1
29,291		6.000%, due 07/01/35	32,104	0.0
31,911		6.000%, due 07/01/35	35,332	0.0
33,361		6.000%, due 10/01/35	36,490	0.0
225,356		6.000%, due 02/01/36	248,403	0.0
8,087		6.000%, due 06/01/36	8,869	0.0
18,726		6.000%, due 07/01/36	20,478	0.0
1,579,620		6.000%, due 08/01/36	1,724,318	0.2
526,434		6.000%, due 09/01/36	575,493	0.1
6,348		6.000%, due 09/01/36	6,940	0.0
244,135		6.000%, due 10/01/36	266,886	0.0
201,743		6.000%, due 11/01/36	221,919	0.0
45,124		6.000%, due 12/01/36	49,376	0.0
5,177		6.000%, due 01/01/37	5,688	0.0
37,656		6.000%, due 02/01/37	41,166	0.0
109,660		6.000%, due 03/01/37	120,071	0.0
64,315		6.000%, due 03/01/37	70,452	0.0
229,760		6.000%, due 04/01/37	251,121	0.0
19,656		6.000%, due 04/01/37	21,522	0.0
687,807		6.000%, due 05/01/37	754,661	0.1
51,086		6.000%, due 05/01/37	55,847	0.0
76,316		6.000%, due 05/01/37	83,817	0.0
12,278		6.000%, due 05/01/37	13,401	0.0
5,903		6.000%, due 06/01/37	6,469	0.0
245,653		6.000%, due 07/01/37	268,545	0.0
473,582		6.000%, due 07/01/37	517,715	0.1
141,597		6.000%, due 08/01/37	154,793	0.0
21,568		6.000%, due 08/01/37	23,928	0.0
283,371		6.000%, due 08/01/37	309,794	0.0
36,988		6.000%, due 09/01/37	40,443	0.0
10,325		6.000%, due 09/01/37	11,288	0.0
192,198		6.000%, due 10/01/37	210,109	0.0
179,138		6.000%, due 10/01/37	195,641	0.0
9,494		6.000%, due 12/01/37	10,393	0.0
119,423		6.000%, due 02/01/38	130,552	0.0
8,863		6.000%, due 03/01/38	9,791	0.0
98,402		6.000%, due 06/01/38	107,641	0.0
260,999		6.000%, due 07/01/38	285,322	0.0
4,138		6.000%, due 08/01/38	4,524	0.0
8,333		6.000%, due 08/01/38	9,095	0.0
2,720		6.000%, due 08/01/38	2,975	0.0
20,476		6.000%, due 09/01/38	22,428	0.0
257,761		6.000%, due 09/01/38	281,781	0.0
380,858		6.000%, due 09/01/38	416,350	0.1
273,022		6.000%, due 09/01/38	297,996	0.0
2,037		6.000%, due 09/01/38	2,227	0.0
75,795		6.000%, due 10/01/38	82,859	0.0
436,711		6.000%, due 10/01/38	477,408	0.1
262,193		6.000%, due 10/01/38	286,886	0.0
123,729		6.000%, due 10/01/38	135,310	0.0
373,352		6.000%, due 11/01/38	407,503	0.1
14,475		6.000%, due 12/01/38	15,824	0.0
10,370		6.000%, due 10/01/39	11,392	0.0
3,901,598		6.000%, due 10/01/39	4,265,399	0.4
134,844		6.000%, due 04/01/40	147,438	0.0
18,192		6.500%, due 03/01/17	19,363	0.0
7,058		6.500%, due 07/01/29	7,814	0.0
493,479		6.500%, due 06/17/38	506,996	0.1
			454,071,910	43.5

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 0.7%
16,478		0.582%, due 03/16/32	$16,530	0.0
120,000		5.000%, due 06/15/37	130,593	0.0
114,441		5.000%, due 03/15/38	124,938	0.0
189,997		5.000%, due 11/15/38	207,115	0.0
330,170		5.000%, due 11/15/38	359,924	0.0
507,626		5.000%, due 12/15/38	553,448	0.1
149,042		5.000%, due 12/15/38	162,477	0.0
1,651,717		5.000%, due 12/15/38	1,796,671	0.2
780,360		5.000%, due 01/15/39	849,755	0.1
242,910		5.000%, due 01/15/39	264,389	0.0
802,128		5.000%, due 02/15/39	873,404	0.1
497,519		5.000%, due 03/15/39	541,589	0.1
546,534		5.000%, due 04/15/39	595,390	0.1
377,933		5.000%, due 09/15/39	411,839	0.0
77,871		5.000%, due 06/15/40	84,994	0.0
152,099		5.000%, due 09/15/40	165,648	0.0
			7,138,704	0.7

		Total U.S. Government Agency Obligations (Cost $586,439,346)	589,094,272	56.4

FOREIGN GOVERNMENT BONDS: 5.2%
300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	301,650	0.0
3,300,000	#	Dexia Credit Local, 0.744%, 04/29/14	3,303,260	0.3
600,000	L	Eksportfinans ASA, 5.500%, 05/25/16	629,250	0.1
500,000		Eksportfinans ASA, 5.500%, 06/26/17	521,875	0.0
600,000	#, L	EDF SA, 5.500%, 01/26/14	609,396	0.1
1,800,000		Export-Import Bank of Korea, 4.125%, 09/09/15	1,907,863	0.2
500,000		Export-Import Bank of Korea, 5.125%, 06/29/20	551,132	0.1
EUR 1,300,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	1,784,822	0.2
EUR 1,200,000	Z	Italy Certificati di Credito del Tesoro, 1.870%, 06/30/15	1,571,698	0.2
2,700,000		Korea Development Bank, 4.375%, 08/10/15	2,863,291	0.3
400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	424,180	0.0
500,000		Majapahit Holding BV, 7.250%, 06/28/17	551,250	0.1
MXN 60,000,000		Mexican Bonos, 8.000%, 12/19/13	4,631,352	0.4
1,700,000		Petrobras International Finance Co. — Pifco, 5.375%, 01/27/21	1,716,852	0.2
1,000,000		Province of Ontario Canada, 1.650%, 09/27/19	963,992	0.1
3,400,000		Province of Ontario Canada, 1.600%, 09/21/16	3,463,444	0.3
CAD 900,000		Province of Ontario Canada, 3.150%, 06/02/22	865,574	0.1
300,000		Province of Ontario Canada, 3.000%, 07/16/18	316,922	0.0
CAD 1,300,000		Province of Ontario Canada, 4.200%, 06/02/20	1,365,451	0.1
600,000		Province of Ontario Canada, 4.400%, 04/14/20	666,115	0.1
CAD 1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,062,948	0.1
CAD 1,100,000		Province of Ontario Canada, 4.000%, 06/02/21	1,135,027	0.1
CAD 300,000		Province of Ontario Canada, 5.500%, 06/02/18	332,043	0.0
CAD 500,000		Province of Quebec Canada, 3.500%, 12/01/22	488,433	0.0
500,000		Province of Quebec Canada, 3.500%, 07/29/20	524,167	0.0
CAD 1,900,000		Province of Quebec Canada, 4.250%, 12/01/21	1,979,446	0.2
EUR 1,000,000		Spain Government Bond, 4.000%, 07/30/15	1,410,482	0.1
EUR 11,700,000	Z	Spain Letras del Tesoro, 0.870%, 04/16/14	15,752,992	1.5
EUR 100,000	Z	Spain Letras del Tesoro, 0.950%, 06/20/14	134,368	0.0
2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	2,984,251	0.3

		Total Foreign Government Bonds (Cost $54,117,548)	54,813,526	5.2

ASSET-BACKED SECURITIES: 1.7%
		Home Equity Asset-Backed Securities: 1.0%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.459%, 04/25/36	6,897,654	0.7
1,300,000		Home Equity Asset Trust 2005-2, 1.274%, 07/25/35	1,119,373	0.1
356,759		Household Home Equity Loan Trust, 0.470%, 01/20/34	351,207	0.0

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
2,250,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.649%, 07/25/35	$1,898,374	0.2
			10,266,608	1.0

		Other Asset-Backed Securities: 0.7%
1,589,349		Access Group, Inc., 1.566%, 10/27/25	1,600,918	0.2
1,354,315		Countrywide Asset-Backed Certificates, 0.359%, 08/25/36	1,314,565	0.1
936,994		Countrywide Asset-Backed Certificates, 0.359%, 09/25/36	904,526	0.1
3,300,000	#	Hillmark Funding, 0.513%, 05/21/21	3,195,875	0.3
111,745		JPMorgan Mortgage Acquisition Corp., 0.239%, 03/25/47	105,927	0.0
58,753		Long Beach Mortgage Loan Trust, 0.739%, 10/25/34	55,686	0.0
			7,177,497	0.7

		Total Asset-Backed Securities (Cost $17,495,082)	17,444,105	1.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	X	General Motors Co.	—	—

		Total Common Stock (Cost $0)	—	—

PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400		Wells Fargo & Co.	3,867,534	0.4

		Total Preferred Stock (Cost $2,195,020)	3,867,534	0.4

		Total Long-Term Investments (Cost $1,127,882,779)	1,137,101,493	109.0

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 22.6%
		Commercial Paper: 1.0%
10,500,000		HP DISC, 0.950%, 10/30/13
		(Cost $10,491,965)	10,491,688	1.0

		U.S. Government Agency Obligations: 0.6%
200,000	Z	Fannie Mae Discount Notes, 0.010%, 01/22/14	199,994	0.0
1,600,000		Federal Home Loan Bank Discount Notes, 0.010%, 11/27/13	1,599,975	0.2
4,000,000	Z	Federal Home Loan Bank Discount Notes, 0.010%, 12/04/13	3,999,928	0.4
			5,799,897	0.6

		U.S. Treasury Bills: 14.0%
4,400,000		United States Treasury Bill, 0.008%, 01/02/14	4,399,903	0.4
6,000,000		United States Treasury Bill, 0.010%, 12/19/13	5,999,868	0.6
896,000		United States Treasury Bill, 0.020%, 10/03/13	895,998	0.1
131,800,000	Z	United States Treasury Bill, 0.003%, 12/05/13	131,799,736	12.6
3,500,000	Z	United States Treasury Bill, 0.010%, 12/26/13	3,499,937	0.3
			146,595,442	14.0

		Securities Lending Collateralcc(1): 4.2%
10,448,296		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $10,448,316, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $10,657,296, due 07/28/14–07/18/33)	10,448,296	1.0
10,448,296		Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $10,448,339, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $10,657,262, due 04/15/18–07/15/53)	10,448,296	1.0

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
10,448,296		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $10,448,316, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $10,657,376, due 03/01/23–07/01/43)	10,448,296	1.0
10,448,296		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $10,448,313, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $10,657,265, due 11/20/13–11/01/47)	10,448,296	1.0
2,199,229		UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $2,199,231, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $2,243,217, due 10/15/13–02/15/43)	2,199,229	0.2
			43,992,413	4.2

		Foreign Government Bonds: 2.8%
EUR 8,100,000	Z	Italy Buoni Ordinari del Tesoro BOT, 0.470%, 12/23/13	10,946,221	1.1
EUR 2,600,000	Z	Italy Buoni Ordinari del Tesoro BOT, 0.690%, 02/28/14	3,507,351	0.3
EUR 7,700,000	Z	Italy Buoni Ordinari del Tesoro BOT, 0.690%, 03/14/14	10,384,396	1.0
EUR 2,200,000	Z	Italy Buoni Ordinari del Tesoro BOT, 1.010%, 09/12/14	2,944,264	0.3
EUR 800,000	Z	Spain Letras del Tesoro, 0.790%, 03/14/14	1,078,445	0.1
			28,860,677	2.8

		Total Short-Term Investments (Cost $235,244,300)	235,740,117	22.6

		Total Investments in Securities (Cost $1,363,127,079)	$1,372,841,610	131.6
		Liabilities in Excess of Other Assets	(329,361,489)	(31.6)
		Net Assets	$1,043,480,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

Cost for federal income tax purposes is $1,363,362,034.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$22,029,377
Gross Unrealized Depreciation	(12,549,801)
Net Unrealized Appreciation	$9,479,576

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,867,534	—	—	3,867,534
Corporate Bonds/Notes	—	132,628,494	—	132,628,494
Collateralized Mortgage Obligations	—	68,629,127	—	68,629,127
Municipal Bonds	—	35,065,029	—	35,065,029
Short-Term Investments	—	235,740,117	—	235,740,117
U.S. Treasury Obligations	—	235,559,406	—	235,559,406
Asset-Backed Securities	—	17,444,105	—	17,444,105
U.S. Government Agency Obligations	—	589,094,272	—	589,094,272
Foreign Government Bonds	—	54,813,526	—	54,813,526
Total Investments, at fair value	$3,867,534	$1,368,974,076	$—	$1,372,841,610
Other Financial Instruments+
Futures	2,305,606	—	—	2,305,606
Swaps	11,556,681	1,177,829	—	12,734,510
Forward Foreign Currency Contracts	—	306,033	—	306,033
Total Assets	$17,729,821	$1,370,457,938	$—	$1,388,187,759
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(565,771)	$—	$(565,771)
Futures	(485,366)	—	—	(485,366)
Swaps	(3,967,891)	(339,818)	—	(4,307,709)
Forward Foreign Currency Contracts	—	(1,748,579)	—	(1,748,579)
Total Liabilities	$(4,453,257)	$(2,654,168)	$—	$(7,107,425)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	1,913,000	Buy	10/02/13	$2,588,672	$2,588,004	$(669)
HSBC	Danish Krone	2,310,000	Buy	11/14/13	411,002	419,175	8,173
HSBC	Canadian Dollar	1,033,000	Buy	12/23/13	1,007,441	1,000,766	(6,675
Morgan Stanley	Brazilian Real	354,580	Buy	10/02/13	146,845	159,987	13,142
Morgan Stanley	Brazilian Real	354,580	Buy	11/04/13	155,276	158,645	3,369
UBS Warburg LLC	EU Euro	5,107,000	Buy	10/02/13	6,698,382	6,909,007	210,625
							$227,965

BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	$126,339	$135,357	$(9,018)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	135,392	(8,939)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	135,409	(8,909)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	135,427	(8,867)
BNP Paribas Bank	EU Euro	12,774,192	Sell	03/14/14	16,835,976	17,289,722	(453,746)
Citigroup, Inc.	Brazilian Real	354,580	Sell	10/02/13	156,375	159,987	(3,612)
Citigroup, Inc.	EU Euro	460,000	Sell	10/02/13	614,210	622,311	(8,101)
Citigroup, Inc.	EU Euro	3,789,000	Sell	10/02/13	5,052,787	5,125,951	(73,164)
Citigroup, Inc.	Canadian Dollar	11,355,000	Sell	12/23/13	11,070,035	11,000,677	69,358
Citigroup, Inc.	Japanese Yen	7,200,000	Sell	10/17/13	72,881	73,256	(375)
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	270,714	(17,244)
Deutsche Bank AG	EU Euro	2,771,000	Sell	10/02/13	3,649,155	3,748,748	(99,593)
Deutsche Bank AG	Japanese Yen	118,500,000	Sell	10/17/13	1,193,329	1,205,669	(12,340)
Goldman Sachs & Co.	EU Euro	594,000	Sell	10/02/13	803,636	803,593	43

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	1,045,000	Sell	10/02/13	$1,413,804	$1,413,729	$75
Goldman Sachs & Co.	EU Euro	1,913,000	Sell	11/04/13	2,588,899	2,588,234	665
Goldman Sachs & Co.	Japanese Yen	20,300,000	Sell	10/17/13	207,123	206,540	583
Goldman Sachs & Co.	Mexican Peso	61,748,816	Sell	12/19/13	4,576,868	4,687,243	(110,375)
Goldman Sachs & Co.	EU Euro	2,590,000	Sell	02/28/14	3,467,150	3,505,373	(38,223)
Goldman Sachs & Co.	EU Euro	11,144,000	Sell	03/14/14	14,886,144	15,083,276	(197,132)
JPMorgan Chase & Co.	EU Euro	2,487,000	Sell	11/04/13	3,354,001	3,364,840	(10,839)
JPMorgan Chase & Co.	EU Euro	2,177,000	Sell	11/04/13	2,935,931	2,945,419	(9,488)
JPMorgan Chase & Co.	Mexican Peso	218,491	Sell	12/17/13	16,480	16,588	(108)
Royal Bank of Scotland Group PLC	British Pound	7,845,000	Sell	12/12/13	12,253,498	12,693,607	(440,109)
Royal Bank of Scotland Group PLC	EU Euro	8,100,000	Sell	12/23/13	10,749,802	10,960,412	(210,610)
Royal Bank of Scotland Group PLC	EU Euro	796,000	Sell	03/14/14	1,064,080	1,077,377	(13,297)
UBS Warburg LLC	EU Euro	1,639,000	Sell	11/04/13	2,210,373	2,217,519	(7,146)
							$(1,670,511)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	459	09/15/14	$114,262,312	$91,754
90-Day Eurodollar	1,109	06/15/15	275,129,037	512,434
90-Day Eurodollar	304	09/14/15	75,270,400	13,343
90-Day Eurodollar	533	12/14/15	131,644,337	(373,802)
90-Day Eurodollar	102	03/14/16	25,126,425	(108,462)
90-Day Eurodollar	86	09/19/16	21,070,000	120,487
90-Day Eurodollar	43	12/19/16	10,507,050	60,030
90-Day Eurodollar	27	03/13/17	6,581,925	38,251
90-Day Eurodollar	42	06/19/17	10,213,875	57,183
90-Day Sterling	13	03/18/15	2,605,867	(3,102)
U.S. Treasury 10-Year Note	226	12/19/13	28,564,282	398,936
U.S. Treasury 5-Year Note	511	12/31/13	61,854,956	1,013,188
			$762,830,466	$1,820,240

ING PIMCO Total Return Portfolio Centrally Cleared Credit Default Swaps Outstanding on September 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%) (4)	Notional Amount (2)	Fair Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.21	Sell	1.000	12/20/18		USD 6,000,000	$53,406	$(4,674)
						$53,406	$(4,674)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (2)	Fair Value (3)	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 5,000,000	$153,117	$222,322	$(69,205)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 900,000	27,561	39,217	(11,656)

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (2)	Fair Value (3)	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 200,000	$6,125	$8,301	$(2,176)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 5,600,000	171,491	231,128	(59,637)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD 3,000,000	91,870	121,379	(29,509)
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD 675,149	11,472	—	11,472
Deutsche Bank AG	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD 2,267,666	(70,217)	(60,722)	(9,495)
Goldman Sachs & Co.	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD 2,366,261	(73,269)	(61,892)	(11,377)
						$318,150	$499,733	$(181,583)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%) (4)	Notional Amount (2)	Fair Value (3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	1.000	09/20/16	0.440	USD 400,000	$6,646	$6,123	$523
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 500,000	600	(2,364)	2,964
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.197	USD 2,500,000	(13,268)	(1,918)	(11,350)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 500,000	600	(4,725)	5,325
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 1,000,000	297	(6,116)	6,413
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.197	USD 4,800,000	(25,475)	(6,161)	(19,314)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.197	USD 1,100,000	(5,838)	(1,407)	(4,431)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 500,000	600	(2,208)	2,808
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.261	USD 500,000	(3,820)	(1,761)	(2,059)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 800,000	960	(7,313)	8,273
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.930	USD 1,600,000	1,921	(5,813)	7,734
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 900,000	267	(3,514)	3,781
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	1.120	USD 500,000	(1,475)	(869)	(606)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.197	USD 3,500,000	(18,575)	(2,685)	(15,890)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.985	USD 500,000	149	(1,856)	2,005
Barclays Bank PLC	General Electric Capital Corp.	Sell	1.000	09/20/16	0.533	USD 700,000	9,663	7,596	2,067
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.192	USD 600,000	6,079	—	6,079
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.192	USD 300,000	2,787	—	2,787
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.417	USD 1,700,000	22,065	(14,678)	36,743
Deutsche Bank AG	JPMorgan Chase & Co.	Sell	1.000	09/20/16	0.560	USD 700,000	9,104	8,841	263
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.400	USD 2,900,000	38,745	(46,612)	85,357
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	0.400	USD 1,600,000	21,376	(38,291)	59,667
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	0.226	USD 5,000,000	57,231	8,170	49,061
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.634	USD 300,000	(5,510)	(2,740)	(2,770)
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	0.725	USD 500,000	5,036	(14,168)	19,204
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.091	USD 600,000	9,459	1,815	7,644
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.549	USD 600,000	3,995	(3,865)	7,860
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.549	USD 600,000	3,995	(3,944)	7,939
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.620	USD 1,000,000	7,500	(5,918)	13,418

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/13 (%) (4)	Notional Amount (2)	Fair Value (3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.699	USD 7,700,000	$57,155	$(21,339)	$78,494
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.549	USD 200,000	1,332	(1,314)	2,646
HSBC	United Mexican States	Sell	1.000	09/20/16	0.781	USD 100,000	645	528	117
JPMorgan Chase & Co.	United Mexican States	Sell	1.000	09/20/16	0.781	USD 200,000	1,290	1,100	190
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.328	EUR 5,000,000	(10,383)	(30,431)	20,048
							$185,153	(197,837)	$382,990

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month JPY-LIBOR and pay a fixed rate equal to 1.000%	09/18/23	JPY 1,940,000,000	$(272,383)	$(395,670)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500%	12/18/43	USD 13,900,000	529,643	(169,780)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR-BBA	10/15/17	USD 80,500,000	(894,354)	(799,473)
Receive a fixed rate equal to 3.00% and pay a floating rate based on the 3-month USD-LIBOR-BBA	09/05/18	USD 44,000,000	287,200	210,111
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD 52,300,000	9,190,664	5,277,692
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR-BBA	03/18/16	USD 258,000,000	1,495,768	(483,606)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD 24,500,000	(2,801,154)	3,392,920
			$7,535,384	$7,032,194

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN 111,000,000	$260,680	$30,751	$229,929
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 26,000,000	43,071	(13,425)	56,496
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN 600,000	131	(278)	409

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	06/05/23	MXN 100,000	$(360)	$(173)	$(187)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN 5,700,000	54,025	—	54,025
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	06/05/23	MXN 100,000	(514)	(178)	(336)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Goldman Sachs & Co.	06/05/23	MXN 200,000	(1,027)	(472)	(555)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN 16,100,000	37,810	4,023	33,787
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 13,000,000	21,536	(3,745)	25,281
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN 2,000,000	435	(1,025)	1,460
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/11/18	MXN 32,000,000	(24,166)	(48,274)	24,108
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN 4,300,000	(23,860)	(7,365)	(16,495)
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	06/05/23	MXN 100,000	(514)	(131)	(383)
Receive a fixed rate equal to 6.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: JPMorgan Chase & Co.	06/05/23	MXN 200,000	(719)	(480)	(239)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN 6,000,000	14,099	2,018	12,081
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN 9,000,000	14,909	(4,156)	19,065
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/11/18	MXN 21,000,000	(15,877)	(32,171)	16,294
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN 8,100,000	(44,951)	(17,536)	(27,415)
			$334,708	$(92,617)	$427,325

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2013:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Strike Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	CDX.NA.IG.20	Pay	1.100%	12/18/13	USD 1,400,000	$2,765	$(799)
							$2,765	$(799)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2013:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 4,900,000	$10,736	$(5,304)
Put OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR 4,800,000	9,898	(5,196)

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.900%	10/18/13	USD 8,100,000	$35,235	$(2,408)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.500%	10/28/13	USD 24,100,000	66,355	(158,116)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.900%	10/18/13	USD 10,500,000	32,287	(3,121)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	2.000%	01/27/14	USD 39,500,000	261,040	(210,748)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.750%	11/27/13	USD 13,800,000	122,176	(59,411)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.500%	01/27/14	USD 2,200,000	17,490	(10,034)
Call OTC Swaption	Barclays Bank PLC	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 4,900,000	9,473	(5,733)
Call OTC Swaption	Goldman Sachs & Co.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR 4,800,000	9,898	(5,616)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.400%	01/27/14	USD 39,500,000	66,201	(88,814)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	2.500%	01/27/14	USD 2,200,000	13,200	(10,471)
					Total Written Swaptions		$653,989	$(564,972)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$306,033
Interest rate contracts	Futures contracts	2,305,606
Credit contracts	Credit default swaps	731,133
Credit contracts	Credit default swaps*	53,406
Interest rate contracts	Interest rate swaps	446,696
Interest rate contracts	Interest rate swaps*	11,503,275
Total Asset Derivatives		$15,346,149

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,748,579
Interest rate contracts	Futures contracts	485,366
Credit contracts	Credit default swaps	227,830
Interest rate contracts	Interest rate swaps	111,988
Interest rate contracts	Interest rate swaps*	3,967,891
Credit contracts	Written options	799
Interest rate contracts	Written options	564,972
Total Liability Derivatives		$7,107,425

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

ING PIMCO TOTAL RETURN PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	Royal Bank of Scotland Group PLC	UBS Warburg LLC	Totals
Assets:
Forward foreign currency contracts	$—	$—	$69,358	$—	$1,366	$8,173	$—	$16,511	$—	$210,625	$306,033
Credit default swap agreements	167,375	6,079	111,079	101,874	27,656	180,320	1,290	113,935	—	21,525	731,133
Interest rate swap agreements	303,882	—	54,025	—	—	59,781	—	29,008	—	—	446,696
Total Assets	$471,257	$6,079	$234,462	$101,874	$29,022	$248,274	$1,290	$159,454	$—	$232,150	$1,483,862
Liabilities:
Forward foreign currency contracts	$—	$489,479	$102,496	$111,933	$346,399	$6,675	$20,435	$—	$664,016	$7,146	$1,748,579
Credit default swap agreements	13,268		25,475	76,055	77,089	20,050	—	—	—	15,893	227,830
Interest rate swap agreements	360	—	—	514	1,027	48,540	719	60,828	—	—	111,988
Written options	11,037	—	—	2,408	471,611	—	—	60,210	20,505	—	565,771
Total Liabilities	$24,665	$489,479	$127,971	$190,910	$896,126	$75,265	$21,154	$121,038	$684,521	$23,039	$2,654,168

Net OTC derivative instruments by counterparty, at fair value	$446,592	$(483,400)	$106,491	$(89,036)	$(867,104)	$173,009	$(19,864)	$38,416	$(684,521)	$209,111	(1,170,306)

Total collateral pledged by Portfolio/(Received from counterparty)	$(486,000)	$—	$(180,000)	$(40,000)	$270,000	$(260,000)	$—	$(490,000)	$—	$—	$(1,186,000)

Net Exposure(1)	$(39,408)	$(483,400)	$(73,509)	$(129,036)	$(597,104)	$(86,991)	$(19,864)	$(451,584)	$(684,521)	$209,111	$(2,356,306)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 81.3%
		Consumer Discretionary: 13.7%
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	$406,175	0.3
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	444,400	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	212,250	0.2
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	167,900	0.1
315,000	#	Burger King Capital Holdings, LLC, 2.220%, 04/15/19	278,775	0.2
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	139,200	0.1
200,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	193,000	0.2
550,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	563,750	0.5
241,667	±	Cengage Learning Acquisitions, Inc., 2.700%, 07/03/14	177,323	0.1
250,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	277,500	0.2
539,000		Chrysler Group, LLC, 4.250%, 05/24/17	543,660	0.5
350,000		DR Horton, Inc., 2.000%, 05/15/14	532,875	0.5
650,000		DISH DBS Corp., 5.875%, 07/15/22	643,500	0.5
285,000		DR Horton, Inc., 5.750%, 08/15/23	287,672	0.2
77,000		DynCorp International, Inc., 10.375%, 07/01/17	79,695	0.1
127,691		Federal Mogul Corp., 2.118%, 12/27/14	125,730	0.1
65,148		Federal Mogul Corp., 2.118%, 12/27/15	64,148	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	100,250	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	1,231,949	1.0
425,000	#	Gannett Co., Inc., 6.375%, 10/15/23	422,875	0.4
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	109,725	0.1
170,286		HHI Holdings, LLC, 5.000%, 10/05/18	171,776	0.1
650,000		KB Home, 1.375%, 02/01/19	663,406	0.6
245,000		KB Home, 7.500%, 09/15/22	256,025	0.2
195,500		Landry’s, Inc., 4.750%, 04/24/18	197,170	0.2
2,600,000	X	Lear Corp. Escrow, 12/01/16	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	176,540	0.1
465,000		Lennar Corp., 4.750%, 11/15/22	430,125	0.4
439,729		Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	68,158	0.1
195,000	#	MDC Partners, Inc., 6.750%, 04/01/20	198,412	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/22	154,425	0.1
59,550		Metaldyne LLC — TL B 1L, 5.000%, 12/18/18	60,034	0.1
150,000		MGM Resorts International, 6.750%, 10/01/20	157,875	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	87,550	0.1
475,000	#	NANA Development Corp., 9.500%, 03/15/19	479,750	0.4
185,000	#, &	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	185,925	0.2
447,852	#, &	Pegasus Solutions, Inc., 13.000%, 04/15/14	420,981	0.4
175,000	#	Pittsburgh Glass Works, LLC, 8.500%, 04/15/16	180,687	0.2
450,000		Quebecor Media, Inc., 5.750%, 01/15/23	426,375	0.4
270,000		Regal Entertainment Group, 5.750%, 02/01/25	250,425	0.2
130,000		Ryland Group, Inc., 5.375%, 10/01/22	122,200	0.1
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	168,300	0.1
200,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	210,500	0.2
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	101,250	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	221,912	0.2
225,000	#	Sinclair Television Group, Inc., 6.375%, 11/01/21	227,250	0.2
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	155,550	0.1
305,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	305,000	0.3

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
365,000	#	Sotheby’s, 5.250%, 10/01/22	$347,663	0.3
235,000		Standard Pacific Corp., 1.250%, 08/01/32	291,106	0.2
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	123,435	0.1
245,000		Tempur Sealy International, Inc., 6.875%, 12/15/20	257,250	0.2
463,838		Tower Automotive Holdings — TL B 1L, 4.750%, 04/17/20	465,577	0.4
59,659		Univision Communications, Inc., 4.500%, 03/01/20	59,853	0.0
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	714,875	0.6
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	272,563	0.2
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	398,611	0.3
98,754		Wide Open West Finance, LLC, 4.750%, 07/17/18	99,536	0.1
			16,110,422	13 .7

		Consumer Staples: 4.8%
149,250		AdvancePierre Foods — TL L, 5.750%, 07/10/17	150,276	0.1
204,000		Alliance One International, Inc., 5.500%, 07/15/14	203,745	0.2
570,000	#	Alliance One International, Inc., 9.875%, 07/15/21	538,650	0.4
200,000		B&G Foods, Inc., 4.625%, 06/01/21	191,500	0.2
75,000		BioScrip, Inc. — TL B DD, 6.500%, 07/31/20	73,500	0.0
125,000		BioScrip, Inc. — TL B, 6.500%, 07/31/20	122,500	0.1
145,000	#	Chiquita Brands International, Inc./LLC, 7.875%, 02/01/21	154,425	0.1
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	208,406	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	253,000	0.2
250,000	#	FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	271,250	0.2
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	314,625	0.3
425,000		Post Holdings, Inc., 7.375%, 02/15/22	448,906	0.4
250,000	#	Revlon Consumer Products Corp., 5.750%, 02/15/21	241,563	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	100,875	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	237,938	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	351,750	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	288,850	0.2
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	248,625	0.2
85,000	#	Sun Merger Sub, Inc., 5.250%, 08/01/18	87,338	0.1
85,000	#	Sun Merger Sub, Inc., 5.875%, 08/01/21	86,381	0.1
234,413		Surgical Care Affiliates, Inc. — TL C-DD 1L, 4.250%, 06/29/18	233,533	0.2
300,000		TMS International — BL, 0.239%, 08/23/14	300,000	0.3
480,000		Yankee Candle Co., Inc./The, 9.750%, 02/15/17	495,600	0.4
81,233		Yankee Candle Co., 6.250%, 04/02/19	81,395	0.1
			5,684,631	4.8

		Energy: 17.3%
445,000		Alpha Natural Resources, Inc., 3.750%, 12/15/17	425,809	0.4
175,000		Antero Resources Finance Corp., 6.000%, 12/01/20	177,625	0.1
145,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 4.750%, 11/15/21	131,769	0.1
155,000	#	Aurora USA Oil & Gas, Inc., 7.500%, 04/01/20	155,000	0.1
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	369,550	0.3
235,000		Berry Petroleum Co., 6.375%, 09/15/22	237,350	0.2
205,000		Bristow Group, Inc., 6.250%, 10/15/22	213,969	0.2
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	106,500	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	168,630	0.1
125,000		Chaparral Energy, Inc., 7.625%, 11/15/22	127,500	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	180,200	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	275,250	0.2
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	461,150	0.4
120,000		Cimarex Energy Co., 5.875%, 05/01/22	121,800	0.1

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
825,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	$873,469	0.7
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	182,000	0.1
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	242,437	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	198,500	0.2
100,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	101,125	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	266,800	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	254,187	0.2
225,000	#	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	225,000	0.2
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	212,940	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	299,750	0.3
78,217	#, &	EP Energy, LLC, 8.125%, 12/15/17	82,030	0.1
500,000		EP Energy, LLC, 9.375%, 05/01/20	565,000	0.5
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	270,300	0.2
610,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	594,750	0.5
95,000		Fieldwood Energy — TL 2L, 8.375%, 09/30/20	95,059	0.1
280,000	#	Forum Energy Technologies, Inc., 6.250%, 10/01/21	282,450	0.2
313,273		Frac Tech International, LLC, 8.500%, 05/06/16	308,182	0.3
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	98,500	0.1
100,000		Golar LNG Ltd., 3.750%, 03/07/17	102,255	0.1
305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	318,725	0.3
2,000	#, ±	Green Field Energy Services, Inc., 13.250%, 11/15/16	1,820	0.0
75,000	#, ±	Green Field Energy Services, Inc., 13.250%, 11/15/16	68,250	0.1
380,000	#	Gulfport Energy Corp., 7.750%, 11/01/20	399,000	0.3
320,000		Halcon Resources Corp., 8.875%, 05/15/21	329,600	0.3
185,000	#	Halcon Resources Corp., 9.250%, 02/15/22	192,863	0.2
115,000		Halcon Resources Corp., 9.750%, 07/15/20	122,187	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	178,075	0.1
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	207,000	0.2
115,000	#	Inergy Midstream L.P. / Finance Corp., 6.000%, 12/15/20	114,713	0.1
41,000	#	James River Coal Co., 10.000%, 06/01/18	22,140	0.0
80,000		Key Energy Services, Inc., 6.750%, 03/01/21	79,600	0.1
100,000	#	Kodiak Oil & Gas Corp., 5.500%, 01/15/21	98,750	0.1
175,000	#	Kodiak Oil & Gas Corp., 5.500%, 02/01/22	171,500	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	175,600	0.1
200,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	188,000	0.2
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.750%, 11/01/19	497,438	0.4
70,000		Massey Energy Co., 3.250%, 08/01/15	65,800	0.1
250,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	248,125	0.2
205,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	216,275	0.2
250,000	#	Murphy Oil USA, Inc., 6.000%, 08/15/23	250,000	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	151,125	0.1
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	624,650	0.5
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	388,725	0.3
225,000		Offshore Group Investment Ltd., 7.125%, 04/01/23	220,500	0.2
300,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	317,250	0.3
200,000	#	Pacific Drilling SA, 5.375%, 06/01/20	195,500	0.2
240,000		PDC Energy, Inc., 7.750%, 10/15/22	255,600	0.2
300,000		Penn Virginia Resource Partners L.P., 8.375%, 06/01/20	313,500	0.3

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	$112,125	0.1
210,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	216,300	0.2
275,000		Range Resources Corp., 5.000%, 03/15/23	265,375	0.2
415,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	418,631	0.4
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	558,675	0.5
325,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	319,719	0.3
270,000	#	Samson Investment Co., 10.250%, 02/15/20	287,550	0.2
560,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	548,800	0.5
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	177,625	0.1
160,000		Seitel, Inc., 9.500%, 04/15/19	161,600	0.1
505,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	539,088	0.5
110,000		SM Energy Co., 6.500%, 11/15/21	114,950	0.1
195,000		Stone Energy Corp., 7.500%, 11/15/22	205,725	0.2
155,000	#	Talos Production LLC, 9.750%, 02/15/18	156,550	0.1
330,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	300,300	0.3
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	198,550	0.2
300,000		Tesoro Corp., 5.375%, 10/01/22	288,000	0.2
155,000		Unit Corp., 6.625%, 05/15/21	159,650	0.1
125,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	127,188	0.1
75,000		Western Refining, Inc., 6.250%, 04/01/21	73,875	0.1
300,000	#	Whiting Petroleum Corp., 5.750%, 03/15/21	307,500	0.3
			20,356,923	17.3

		Financials: 6.1%
248,750		Alliant Insurance Services, 5.000%, 12/07/19	250,458	0.2
70,000		Apollo Investment Corp., 5.750%, 01/15/16	74,200	0.1
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	279,750	0.2
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	412,000	0.3
319,193		Confie Seguros Holding II — TL 1L, 6.500%, 11/08/18	319,991	0.3
200,000		DFC Global Corp., 3.250%, 04/15/17	183,375	0.1
400,000	#	DuPont Fabros Technology L.P., 5.875%, 09/15/21	402,000	0.3
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	306,000	0.3
280,000	#	Forest City Enterprises, Inc., 3.625%, 08/15/20	284,900	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	407,203	0.3
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	210,937	0.2
205,000	#	Howard Hughes Corp./The, 6.875%, 10/01/21	205,539	0.2
211,293		HUB International Holdings, Inc., 3.625%, 06/13/14	211,733	0.2
325,000	#	Hub International Ltd., 8.125%, 10/15/18	363,594	0.3
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	78,300	0.1
220,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	218,900	0.2
305,000		National Money Mart Co., 10.375%, 12/15/16	321,013	0.3
120,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	114,300	0.1
350,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	336,875	0.3
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	101,000	0.1
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	552,750	0.5
250,000	#	Residential Reinsurance 2012 Ltd. (Cat Bond), 12.791%, 12/06/16	274,688	0.2
308,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	332,640	0.3
36,000		Springleaf Finance Corp., 5.500%, 05/10/17	36,099	0.0

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	$220,500	0.2
525,000	#	USB Realty Corp., 1.415%, 12/29/49	451,500	0.4
300,000	#	WEX, Inc., 4.750%, 02/01/23	274,500	0.2
			7,224,745	6.1

		Health Care: 8.6%
250,000		Accellent, Inc., 8.375%, 02/01/17	261,563	0.2
710,000		Alere, Inc., 3.000%, 05/15/16	752,156	0.6
520,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	539,175	0.5
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	161,625	0.1
970,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,022,138	0.9
350,000		Corsicanto Ltd., 3.500%, 01/15/32	382,156	0.3
370,000	#	Cubist Pharmaceuticals, Inc., 1.125%, 09/01/18	400,756	0.4
365,000	#	Cubist Pharmaceuticals, Inc., 1.875%, 09/01/20	393,744	0.3
427,437		Gentiva Health Services, Inc., 6.500%, 05/23/16	428,150	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	237,690	0.2
450,000		Hologic, Inc., 2.000%, 12/15/37	507,375	0.4
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	428,000	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	304,610	0.3
225,000	#	Molina Healthcare, Inc., 1.125%, 01/15/20	243,984	0.2
210,000		NuVasive, Inc., 2.750%, 07/01/17	205,800	0.2
265,000	#	Pacira Pharmaceuticals, Inc., 3.250%, 02/01/19	546,728	0.5
155,000		Par Pharmaceutical Cos, Inc., 7.375%, 10/15/20	161,006	0.1
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	549,578	0.5
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	369,000	0.3
305,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	375,722	0.3
128,700		Surgery Center Holdings, Inc. — TL 1L, 6.000%, 04/11/19	129,022	0.1
480,000		Theravance, Inc., 2.125%, 01/15/23	783,000	0.7
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	110,250	0.1
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	284,625	0.2
150,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	161,625	0.1
315,000	#	VPI Escrow Corp., 6.375%, 10/15/20	329,175	0.3
			10,068,653	8.6

		Industrials: 8.5%
150,000	#	Accudyne Industries Borrower/Accudyne Industries LLC, 7.750%, 12/15/20	154,875	0.1
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	227,500	0.2
160,443		Aeroflex, Inc., 4.500%, 05/09/18	161,871	0.1
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	157,500	0.1
200,000	#	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22	193,000	0.2
100,000		Aircastle Ltd., 7.625%, 04/15/20	111,000	0.1
245,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	245,919	0.2
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	163,525	0.1
175,000		Atkore International, Inc., 9.875%, 01/01/18	189,875	0.2
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	264,364	0.2
160,000	#	Boart Longyear Management Pty Ltd, 10.000%, 10/01/18	162,400	0.1
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	450,000	0.4
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	150,800	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	222,169	0.2
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	240,187	0.2
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	144,872	0.1
174,764		DAE Aviation Holdings, Inc., 6.250%, 11/02/18	175,638	0.2

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
79,227		DAE Aviation Holdings, Inc., 6.250%, 07/31/14	$79,623	0.1
175,000		Flextronics International Ltd., 4.625%, 02/15/20	170,625	0.1
290,000		Flextronics International Ltd., 5.000%, 02/15/23	276,950	0.2
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	349,125	0.3
250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	248,125	0.2
509,000		General Cable Corp., 4.500%, 11/15/29	576,761	0.5
120,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	129,375	0.1
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	288,900	0.2
192,011		Hunter Defense Technologies, 3.520%, 08/01/14	186,250	0.2
250,000	#, &	Igloo Holdings Corp., 8.250%, 12/15/17	253,594	0.2
175,000		International Equipment Solution LLC — TL B, 6.750%, 08/16/19	173,359	0.2
265,000		Iron Mountain, Inc., 6.000%, 08/15/23	264,337	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	327,050	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	194,275	0.2
100,000	#	LKQ Corp., 4.750%, 05/15/23	93,000	0.1
250,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	274,375	0.2
180,000		Meritor, Inc., 6.750%, 06/15/21	179,100	0.2
100,000		Monitronics International, Inc., 9.125%, 04/01/20	105,250	0.1
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	478,950	0.4
580,000		Navistar International Corp., 8.250%, 11/01/21	590,150	0.5
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	155,550	0.1
235,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	235,881	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	109,500	0.1
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	213,200	0.2
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	481,800	0.4
200,000	&	YCC Holdings, LLC / Yankee Finance, Inc., 10.250%, 02/15/16	205,000	0.2
			10,055,600	8.5

		Information Technology: 8.6%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	214,200	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	200,750	0.2
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	202,125	0.2
460,000	#	Brocade Communications Systems, Inc., 4.625%, 01/15/23	426,650	0.4
250,000		Ciena Corp., 0.875%, 06/15/17	255,781	0.2
150,000		Emdeon, Inc., 11.000%, 12/31/19	171,562	0.1
218,677		Expert Global Solutions, Inc., 8.500%, 04/03/18	223,324	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	79,312	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	92,337	0.1
89,000		First Data Corp., 12.625%, 01/15/21	98,345	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	550,800	0.5
571,000		Lam Research Corp., 1.250%, 05/15/18	689,839	0.6
250,000		MedAssets, Inc., 8.000%, 11/15/18	270,625	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	591,750	0.5
265,000		NCR Corp., 5.000%, 07/15/22	247,775	0.2
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	730,537	0.6
750,000		Nuance Communications, Inc., 2.750%, 11/01/31	761,719	0.7
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	657,889	0.6
400,000	#	Rexel SA, 5.250%, 06/15/20	392,000	0.3
595,000	#	Seagate HDD Cayman, 4.750%, 06/01/23	575,662	0.5
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	278,750	0.2
295,000	#	Shutterfly, Inc., 0.250%, 05/15/18	327,266	0.3
220,000		TIBCO Software, Inc., 2.250%, 05/01/32	224,538	0.2

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
49,122		Vertafore, Inc., 4.250%, 07/31/16	$49,306	0.0
65,000		ViaSat, Inc., 6.875%, 06/15/20	67,763	0.1
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	400,313	0.3
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	465,294	0.4
50,000		WebMD Health Corp., 2.250%, 03/31/16	49,219	0.0
635,000		WebMD Health Corp., 2.500%, 01/31/18	601,266	0.5
100,000		Xilinx, Inc., 3.125%, 03/15/37	162,250	0.1
			10,058,947	8.6

		Materials: 7.8%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	324,000	0.3
305,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	242,475	0.2
373,944	#, &	ARD Finance SA, 11.125%, 06/01/18	398,250	0.3
200,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	191,500	0.2
200,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	193,000	0.2
325,000		Ball Corp., 4.000%, 11/15/23	293,312	0.2
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	165,825	0.1
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	145,462	0.1
155,000		Chemtura Corp., 5.750%, 07/15/21	155,387	0.1
100,000		Clearwater Paper Corp., 4.500%, 02/01/23	90,500	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.6
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	339,500	0.3
300,000		Exopack Holding Corp., 10.000%, 06/01/18	318,000	0.3
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	60,300	0.1
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	228,800	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	215,168	0.2
320,000	#	IAMGOLD Corp., 6.750%, 10/01/20	280,800	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	145,500	0.1
200,000		Kaiser Aluminum Corp., 8.250%, 06/01/20	224,500	0.2
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	292,250	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	157,325	0.1
225,000		Molycorp, Inc., 10.000%, 06/01/20	225,563	0.2
260,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	261,463	0.2
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	338,000	0.3
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	85,600	0.1
410,000	#	Resolute Forest Products, Inc., 5.875%, 05/15/23	361,825	0.3
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	246,456	0.2
280,000	#	Sealed Air Corp., 5.250%, 04/01/23	266,700	0.2
280,000		Steel Dynamics, Inc., 5.125%, 06/15/14	306,600	0.3
185,000		Steel Dynamics, Inc., 6.125%, 08/15/19	193,788	0.2
185,000		Steel Dynamics, Inc., 6.375%, 08/15/22	191,938	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	530,400	0.5
410,000		Tronox Finance LLC, 6.375%, 08/15/20	407,950	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	120,600	0.1
125,000		United States Steel Corp., 2.750%, 04/01/19	138,984	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	314,150	0.3
			9,159,071	7.8

		Telecommunication Services: 4.6%
580,000		CenturyLink, Inc., 6.450%, 06/15/21	580,000	0.5
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	469,462	0.4
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	306,720	0.3
230,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	220,800	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	271,950	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	609,113	0.5

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
200,000		Frontier Communications Corp., 9.250%, 07/01/21	$230,000	0.2
250,000	#	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	249,375	0.2
200,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	207,750	0.2
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	—	—
400,000	#	Sprint Corp., 7.250%, 09/15/21	405,000	0.3
140,000		TW Telecom Inc., 5.375%, 10/01/22	134,050	0.1
321,099		West Corp., 3.750%, 06/30/18	321,299	0.3
375,000		Windstream Corp., 6.375%, 08/01/23	345,000	0.3
460,000		Windstream Corp., 7.500%, 06/01/22	461,150	0.4
350,000		Windstream Corp., 7.750%, 10/01/21	363,125	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	207,500	0.2
			5,382,294	4.6

		Utilities: 1.3%
505,000		AES Corp./VA, 4.875%, 05/15/23	474,700	0.4
533		AES Red Oak, LLC, 8.540%, 11/30/19	565	0.0
275,000		NRG Energy, Inc., 7.625%, 01/15/18	305,937	0.2
300,000		NRG Energy, Inc., 7.625%, 05/15/19	318,000	0.3
200,000		NRG Energy, Inc., 7.875%, 05/15/21	215,000	0.2
200,000	#	SunPower Corp., 0.750%, 06/01/18	232,230	0.2
			1,546,432	1.3

		Total Corporate Bonds/Notes (Cost $91,503,351)	95,647,718	81.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
100,000	#	Extended Stay America Trust, 7.625%, 12/05/19	102,303	0.1
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,027,900	0.9

		Total Collateralized Mortgage Obligations (Cost $1,112,415)	1,130,203	1.0

Shares			Value	Percentage of Net Assets

COMMON STOCK: 10.0%
		Consumer Discretionary: 0.2%
3,742		Starbucks Corp.	$288,022	$0.2

		Energy: 0.5%
7,481	@	Hercules Offshore, Inc.	55,135	0.1
6,900		Marathon Oil Corp.	240,672	0.2
3,450		Marathon Petroleum Corp.	221,904	0.2
795		Transocean Ltd.	35,377	0.0
			553,088	0.5

		Financials: 0.7%
42,984	@	Forest City Enterprises, Inc.	814,117	0.7
1,476	@	Perseus Holding Corp.	3,690	0.0
			817,807	0.7

		Health Care: 3.7%
6,438		Aetna, Inc.	412,161	0.4
1,400		Alere, Inc.	42,798	0.0
3,611		Alere, Inc.	937,054	0.8
3,321	@	Bio-Rad Laboratories, Inc.	390,417	0.3
5,400		Cigna Corp.	415,044	0.4
11,934	@	Cubist Pharmaceuticals, Inc.	758,406	0.6
10,805		Thermo Fisher Scientific, Inc.	995,681	0.9
3,650	@	Waters Corp.	387,666	0.3
			4,339,227	3.7

		Industrials: 1.9%
5,148		BE Aerospace, Inc.	380,025	0.3
123	@	Ceva Holdings LLC	104,848	0.1
19,600	@	Commercial Vehicle Group, Inc.	156,016	0.1
3,139	@	DigitalGlobe, Inc.	99,255	0.1
5,414		ESCO Technologies, Inc.	179,907	0.1
800		Exelis, Inc.	12,568	0.0
4,100		General Cable Corp.	130,175	0.1
11,246	@	Horizon Lines, Inc.	15,070	0.0
3,450		ITT Corp.	124,028	0.1
5,900		Joy Global, Inc.	301,136	0.3
5,449		Kennametal, Inc.	248,474	0.2
16,300	@	Orbital Sciences Corp.	345,234	0.3
6,900		Xylem, Inc.	192,717	0.2
			2,289,453	1.9

		Information Technology: 1.3%
3,700		Arrow Electronics, Inc.	179,561	0.2
5,800		EMC Corp.	148,248	0.1
14,400	@	Ingram Micro, Inc.	331,920	0.3
9,479	@	Itron, Inc.	405,985	0.4
21	@, X	Magnachip Semiconductors S.A.	—	—
7,764		TE Connectivity Ltd.	402,020	0.3
			1,467,734	1.3

		Materials: 1.5%
10,495		Axiall Corp.	396,606	0.3
16,600		Freeport-McMoRan Copper & Gold, Inc.	549,128	0.5

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
10,892		LyondellBasell Industries NV — Class A	$797,621	0.7
91,233	@	Polymet Mining Corp.	72,166	0.0
			1,815,521	1.5

		Telecommunication Services: 0.2%
28,800		Windstream Holdings, Inc.	230,400	0.2

		Total Common Stock (Cost $6,879,229)	11,801,252	10.0

PREFERRED STOCK: 3.5%
		Consumer Discretionary: 0.5%
7,900		Sealy Corp.	626,075	0.5

		Energy: 0.7%
6,800	P	NuStar Logistics L.P.	171,632	0.2
11,500		Petroquest Energy, Inc.	402,500	0.3
1,016		SandRidge Energy, Inc.	101,600	0.1
1,400		SandRidge Energy, Inc.	140,630	0.1
			816,362	0.7

		Financials: 1.6%
325	#, P	Ally Financial, Inc.	310,558	0.3
3,000		AMG Capital Trust II	174,937	0.1
26,000	P	Citigroup, Inc.	656,500	0.6
13,000	P	GMAC Capital Trust I	347,750	0.3
11,000	P	Morgan Stanley	277,200	0.2
775	#	Perseus Holding Corp.	63,938	0.1
			1,830,883	1.6

		Industrials: 0.5%
267		Ceva Holdings Series A-2	226,975	0.2
2,200	P	General Cable Corp.	349,663	0.3
			576,638	0.5

		Utilities: 0.2%
12,000	P	PPL Capital Funding, Inc.	255,840	0.2

		Total Preferred Stock (Cost $4,751,741)	4,105,798	3.5

WARRANTS: 0.2%
		Consumer Discretionary: 0.0%
197		Lear Corp.	14,099	0.0

		Energy: 0.0%
75	#	Green Field Energy Services, Inc.	2,625	0.0

		Industrials: 0.2%
3,612,760		Horizon Lines, Inc.	193,644	0.2

		Information Technology: —%
840	X	Magnachip Semiconductors S.A.	$—	—

		Total Warrants (Cost $273,612)	210,368	0.2

		Total Long-Term Investments (Cost $104,520,348)	112,895,339	96.0

SHORT-TERM INVESTMENTS: 6.0%
		Mutual Funds: 6.0%
7,008,396		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $7,008,396)	7,008,396	6 .0

		Total Short-Term Investments (Cost $7,008,396)	7,008,396	6.0

		Total Investments in Securities (Cost $111,528,744)	$119,903,735	102 .0
		Liabilities in Excess of Other Assets	(2,337,281)	(2 .0)
		Net Assets	$117,566,454	100 ..0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

&	Payment-in-kind

P	Preferred Stock may be called prior to convertible date.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $112,013,312.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$11,523,854
Gross Unrealized Depreciation	(3,633,431)
Net Unrealized Appreciation	$7,890,423

ING PIONEER HIGH YIELD PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$288,022	$—	$—	$288,022
Energy	553,088	—	—	553,088
Financials	814,117	—	3,690	817,807
Health Care	4,339,227	—	—	4,339,227
Industrials	2,184,605	—	104,848	2,289,453
Information Technology	1,467,734	—	—	1,467,734
Materials	1,815,521	—	—	1,815,521
Telecommunication Services	230,400	—	—	230,400
Total Common Stock	11,692,714	—	108,538	11,801,252
Preferred Stock	912,340	2,902,545	290,913	4,105,798
Warrants	16,724	193,644	—	210,368
Corporate Bonds/Notes	—	95,373,030	274,688	95,647,718
Collateralized Mortgage Obligations	—	1,130,203	—	1,130,203
Short-Term Investments	7,008,396	—	—	7,008,396
Total Investments, at fair value	$19,630,174	$99,599,422	$674,139	$119,903,735

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
365,635	iShares MSCI EMU Index Fund	$13,791,752	2.0
302,493	iShares iBoxx $ High Yield Corporate Bond Fund	27,696,259	4.0
168,370	iShares MSCI Emerging Markets Index Fund	6,864,445	1.0

	Total Exchange-Traded Funds (Cost $48,506,923)	48,352,456	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
5,742,205	ING BlackRock Inflation Protected Bond Portfolio — Class I	55,240,016	8.0
499,922	ING Clarion Real Estate Portfolio — Class I	13,662,872	2.0
2,041,487	ING Floating Rate Fund — Class I	20,782,335	3.0
3,846,798	ING Global Bond Fund — Class R6	41,430,010	6.0
1,678,630	ING High Yield Bond Fund — Class I	13,680,835	2.0
3,724,355	ING Intermediate Bond Fund — Class R6	36,312,460	5.3
1,890,726	ING International Core Fund — Class I	20,476,561	3.0
1,442,590	ING International Index Portfolio — Class I	13,704,609	2.0
359,602	ING JPMorgan Emerging Markets Equity Portfolio — Class I	6,810,868	1.0
1,284,351	ING Large Cap Growth Portfolio — Class I	22,296,337	3.2
830,592	ING Large Cap Value Fund — Class R6	10,299,335	1.5
1,858,669	ING Mid Cap Value Fund — Class I	27,601,232	4.0
1,770,387	ING MidCap Opportunities Portfolio — Class I	27,547,219	4.0
2,380,223	ING Multi-Manager International Equity Fund — Class I	27,420,166	4.0
4,400,247	ING Multi-Manager Large Cap Core Portfolio — Class I	59,975,370	8.7
663,592	ING PIMCO High Yield Portfolio — Class I	6,927,900	1.0
3,166,049	ING PIMCO Total Return Bond Portfolio — Class I	36,251,261	5.3
465,583	ING RussellTM Mid Cap Index Portfolio — Class I	6,885,970	1.0
4,849,745	ING Short Term Bond Fund — Class R6	48,400,451	7.0
878,998	ING T. Rowe Price Equity Income Portfolio — Class I	13,738,735	2.0
194,663	ING T. Rowe Price Growth Equity Portfolio — Class I	15,485,405	2.2
10,830,089	ING U.S. Bond Index Portfolio — Class I	113,932,531	16.5
128,019	ING U.S. Stock Index Portfolio — Class I	1,714,175	0.3

	Total Mutual Funds (Cost $628,733,635)	640,576,653	93.0

	Total Investments in Securities (Cost $677,240,558)	$688,929,109	100.0
	Liabilities in Excess of Other Assets	(256,705)	—
	Net Assets	$688,672,404	100.0

Cost for federal income tax purposes is $682,090,795.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,503,604
Gross Unrealized Depreciation	(23,665,290)
Net Unrealized Appreciation	$6,838,314

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$48,352,456	$—	$—	$48,352,456
Mutual Funds	640,576,653	—	—	640,576,653
Total Investments, at fair value	$688,929,109	$—	$—	$688,929,109

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$58,791,047	$13,103,493	$(9,102,237)	$(7,552,287)	$55,240,016	$—	$81,420	$3,546,813
ING Clarion Real Estate Portfolio — Class I	15,305,155	1,926,847	(2,565,788)	(1,003,342)	13,662,872	219,017	1,206,941	—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	13,186,823	152,029	(12,305,957)	(1,032,895)	—	—	2,427,774	—
ING Floating Rate Fund — Class I	22,351,460	2,389,160	(3,836,974)	(121,311)	20,782,335	839,448	81,750	—
ING Global Bond Fund — Class I	44,491,714	5,353,759	(49,984,070)	138,597	—	942,851	67,210	—
ING Global Bond Fund — Class R6	—	48,896,352	(4,150,260)	(3,316,082)	41,430,010	456,678	(338,336)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	14,309,751	1,450,503	(17,251,870)	1,491,616	—	—	(2,463,253)	—
ING Growth and Income Portfolio — Class I	24,180,502	370,336	(23,051,139)	(1,499,699)	—	179	4,657,609	—
ING High Yield Bond Fund — Class I	—	17,695,043	(3,591,489)	(422,719)	13,680,835	292,760	(121,184)	—
ING Intermediate Bond Fund — Class I	53,857,886	3,484,595	(56,979,023)	(363,458)	—	559,385	208,669	—
ING Intermediate Bond Fund — Class R6	—	40,904,287	(3,429,290)	(1,162,537)	36,312,460	408,769	(74,121)	—
ING International Core Fund — Class I	30,409,121	2,362,933	(14,780,205)	2,484,712	20,476,561	—	427,806	—
ING International Index Portfolio — Class I	7,568,909	7,717,875	(2,521,359)	939,184	13,704,609	175,358	244,839	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	6,974,798	(156,698)	(7,232)	6,810,868	—	1,087	—
ING Large Cap Growth Portfolio — Class I	18,481,675	6,747,121	(5,036,900)	2,104,441	22,296,337	126,536	1,445,905	220,843
ING Large Cap Value Fund — Class I	29,782,461	435,074	(28,753,150)	(1,464,385)	—	59,192	3,047,688	—
ING Large Cap Value Fund — Class R6	—	10,248,597	(1,024,301)	1,075,039	10,299,335	59,115	157,855	634,592
ING Limited Maturity Bond Portfolio — Class I	36,878,857	—	(36,805,436)	(73,421)	—	—	73,421	—
ING MidCap Value Fund — Class I	34,190,484	793,291	(9,836,166)	2,453,623	27,601,232	—	3,619,619	—
ING MidCap Opportunities Portfolio — Class I	33,760,777	1,490,108	(12,394,266)	4,690,600	27,547,219	—	1,273,790	698,401
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	15,141,746	15,071,018	(6,051,558)	3,258,960	27,420,166	—	125,942	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	66,618,632	(7,803,738)	1,160,476	59,975,370	24,514	127,102	—
ING PIMCO High Yield Portfolio — Class I	22,466,416	2,042,979	(16,635,790)	(945,705)	6,927,900	684,440	1,107,214	—
ING PIMCO Total Return Bond Portfolio — Class I	71,867,180	6,733,288	(38,389,573)	(3,959,634)	36,251,261	1,379,241	1,654,190	391,621
ING RussellTM Mid Cap Index Portfolio — Class I	—	7,197,788	(662,096)	350,278	6,885,970	—	28,412	3,672
ING Short Term Bond Fund Class — I	14,696,889	41,382,022	(56,078,906)	(5)	—	342,750	(13,743)	—
ING Short Term Bond Fund — Class R6	—	50,478,703	(1,984,526)	(93,726)	48,400,451	63,122	(6,521)	—
ING T. Rowe Price Equity Income Portfolio — Class I	26,255,513	541,018	(12,787,202)	(270,594)	13,738,735	43,686	3,903,200	10,571
ING T. Rowe Price Growth Equity Portfolio — Class I	7,381,996	9,680,540	(3,858,864)	2,281,733	15,485,405	3,192	866,614	—
ING Templeton Foreign Equity Portfolio — Class I	15,419,364	896,521	(15,379,662)	(936,223)	—	—	1,182,140	—
ING U.S. Bond Index Portfolio — Class I	80,744,979	73,094,593	(35,933,489)	(3,973,552)	113,932,531	1,256,555	(1,757,193)	1,336,181
ING U.S. Stock Index Portfolio — Class I	37,139,061	30,573,246	(62,717,026)	(3,281,106)	1,714,175	104,340	10,575,184	706,766
	$728,659,766	$476,806,549	$(555,839,008)	$(9,050,654)	$640,576,653	$8,041,128	$33,819,030	$7,549,460

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.3%
2	iShares Barclays 20+ Year Treasury Bond Fund	$213	1.2
9	iShares MSCI EMU Index Fund	340	1.9
8	iShares iBoxx $ High Yield Corporate Bond Fund	732	4.2
3	iShares MSCI EAFE Index Fund	191	1.1
4	iShares MSCI Emerging Markets Index Fund	163	0.9

	Total Exchange-Traded Funds (Cost $1,652)	1,639	9.3

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
127	ING BlackRock Inflation Protected Bond Portfolio — Class I	1,221	6.9
13	ING Clarion Real Estate Portfolio — Class I	345	2.0
52	ING Floating Rate Fund — Class I	525	3.0
97	ING Global Bond Fund — Class R6	1,046	5.9
3	ING Growth and Income Portfolio — Class I	87	0.5
43	ING High Yield Bond Fund — Class I	349	2.0
45	ING Intermediate Bond Fund — Class R6	437	2.5
48	ING International Core Fund — Class I	519	2.9
36	ING International Index Portfolio — Class I	346	2.0
9	ING JPMorgan Emerging Markets Equity Portfolio — Class I	173	1.0
47	ING Large Cap Growth Portfolio — Class I	823	4.7
45	ING Large Cap Value Fund — Class R6	563	3.2
53	ING Mid Cap Value Fund — Class I	784	4.4
50	ING MidCap Opportunities Portfolio — Class I	783	4.4
60	ING Multi-Manager International Equity Fund — Class I	692	3.9
98	ING Multi-Manager Large Cap Core Portfolio — Class I	1,341	7.6
17	ING PIMCO High Yield Portfolio — Class I	175	1.0
38	ING PIMCO Total Return Bond Portfolio — Class I	436	2.5
12	ING RussellTM Mid Cap Index Portfolio — Class I	174	1.0
105	ING Short Term Bond Fund — Class R6	1,047	5.9
31	ING Small Company Portfolio — Class I	698	4.0
16	ING T Rowe Price Capital Appreciation Portfolio — Class I	434	2.5
36	ING T. Rowe Price Equity Income Portfolio — Class I	564	3.2
8	ING T. Rowe Price Growth Equity Portfolio — Class I	652	3.7
141	ING U.S. Bond Index Portfolio — Class I	1,482	8.4
3	ING U.S. Stock Index Portfolio — Class I	43	0.2

	Total Mutual Funds (Cost $14,758)	15,739	89.3

	Total Investments in Securities (Cost $16,410)	$17,378	98.6
	Assets in Excess of Other Liabilities	242	1.4
	Net Assets	$17,620	100.0

Cost for federal income tax purposes is $16,447.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,328
Gross Unrealized Depreciation	(397)
Net Unrealized Appreciation	$931

ING SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,639	$—	$—	$1,639
Mutual Funds	15,739	—	—	15,739
Total Investments, at fair value	$17,378	$—	$—	$17,378

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,226	$302	$(155)	$(152)	$1,221	$—	$(14)	$81
ING Clarion Real Estate Portfolio — Class I	364	47	(48)	(18)	345	6	22	—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	314	—	(304)	(10)	—	—	44	—
ING Floating Rate Fund — Class I	532	63	(67)	(3)	525	21	3	—
ING Global Bond Fund — Class I	1,060	136	(1,189)	(7)	—	23	—	—
ING Global Bond Fund — Class R6	—	1,233	(117)	(70)	1,046	12	(9)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	341	33	(384)	10	—	—	(35)	—
ING Growth and Income Portfolio — Class I	665	1	(563)	(16)	87	—	112	—
ING High Yield Bond Fund — Class I	—	465	(106)	(10)	349	7	(4)	—
ING Intermediate Bond Fund — Class I	664	46	(707)	(3)	—	7	2	—
ING Intermediate Bond Fund — Class R6	—	496	(44)	(15)	437	5	(1)	—
ING International Core Fund — Class I	724	44	(241)	(8)	519	—	81	—
ING International Index Portfolio — Class I	181	195	(53)	23	346	4	6	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	174	(1)	—	173	—	—	—
ING Large Cap Growth Portfolio — Class I	748	113	(116)	78	823	5	57	8
ING Large Cap Value Fund — Class I	842	3	(793)	(52)	—	—	96	22
ING Large Cap Value Fund — Class R6	—	598	(53)	18	563	2	9	35
ING Limited Maturity Bond Portfolio — Class I	753	—	(750)	(3)	—	—	3	—
ING MidCap Value Fund — Class I	904	1	(209)	88	784	—	80	101
ING MidCap Opportunities Portfolio — Class I	893	21	(206)	75	783	—	91	20
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	360	378	(97)	51	692	—	35	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,466	(150)	25	1,341	1	5	—
ING PIMCO High Yield Portfolio — Class I	536	48	(388)	(21)	175	17	25	—
ING PIMCO Total Return Bond Portfolio — Class I	1,097	99	(700)	(60)	436	17	32	5
ING RussellTM Mid Cap Index Portfolio — Class I	—	193	(27)	8	174	—	1	—
ING Short Term Bond Fund Class — I	297	851	(1,148)	—	—	8	—	—
ING Short Term Bond Fund — Class R6	—	1,151	(102)	(2)	1,047	3	—	—
ING Small Company Portfolio — Class I	724	65	(136)	45	698	4	66	61
ING T Rowe Price Capital Appreciation Portfolio — Class I	443	36	(61)	16	434	2	18	30
ING T. Rowe Price Equity Income Portfolio — Class I	759	4	(222)	23	564	2	98	—
ING T. Rowe Price Growth Equity Portfolio — Class I	396	275	(99)	80	652	—	57	—
ING Templeton Foreign Equity Portfolio — Class I	366	17	(316)	(67)	—	—	73	—
ING U.S. Bond Index Portfolio — Class I	1,223	1,420	(1,118)	(43)	1,482	19	(50)	24
ING U.S. Stock Index Portfolio — Class I	973	735	(1,576)	(89)	43	3	283	18
	$17,385	$10,709	$(12,246)	$(109)	$15,739	$168	$1,186	$405

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.5%
180,547	iShares Barclays 20+ Year Treasury Bond Fund	$19,210,201	1.5
675,233	iShares MSCI EMU Index Fund	25,469,789	2.0
558,626	iShares iBoxx $ High Yield Corporate Bond Fund	51,147,796	4.0
199,658	iShares MSCI EAFE Index Fund	12,736,184	1.0
310,935	iShares MSCI Emerging Markets Index Fund	12,676,820	1.0

	Total Exchange-Traded Funds (Cost $122,855,603)	121,240,790	9.5

MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
922,020	ING Clarion Real Estate Portfolio — Class I	25,198,809	2.0
2,227,740	ING Emerging Markets Equity Fund — Class I	25,373,961	2.0
3,764,759	ING Floating Rate Fund — Class I	38,325,250	3.0
7,094,186	ING Global Bond Fund — Class R6	76,404,382	6.0
3,086,943	ING High Yield Bond Fund — Class I	25,158,583	2.0
1,635,299	ING Intermediate Bond Fund — Class R6	15,944,168	1.3
4,650,611	ING International Core Fund — Class I	50,366,115	4.0
2,650,873	ING International Index Portfolio — Class I	25,183,293	2.0
1,328,940	ING JPMorgan Emerging Markets Equity Portfolio — Class I	25,170,115	2.0
4,008,551	ING Large Cap Growth Portfolio — Class I	69,588,441	5.5
4,595,471	ING Large Cap Value Fund — Class R6	56,983,842	4.5
4,713,137	ING Mid Cap Value Fund — Class I	69,990,092	5.5
4,489,342	ING MidCap Opportunities Portfolio — Class I	69,854,157	5.5
6,584,696	ING Multi-Manager International Equity Fund — Class I	75,855,692	6.0
7,419,696	ING Multi-Manager Large Cap Core Portfolio — Class I	101,130,455	8.0
1,223,740	ING PIMCO High Yield Portfolio — Class I	12,775,846	1.0
1,390,182	ING PIMCO Total Return Bond Portfolio — Class I	15,917,580	1.2
858,637	ING RussellTM Mid Cap Index Portfolio — Class I	12,699,239	1.0
7,666,017	ING Short Term Bond Fund — Class R6	76,506,849	6.0
2,252,858	ING Small Company Portfolio — Class I	51,004,715	4.0
2,358,192	ING T Rowe Price Capital Appreciation Portfolio — Class I	63,435,362	5.0
2,431,639	ING T. Rowe Price Equity Income Portfolio — Class I	38,006,520	3.0
638,225	ING T. Rowe Price Growth Equity Portfolio — Class I	50,770,794	4.0
7,249,658	ING U.S. Bond Index Portfolio — Class I	76,266,397	6.0

	Total Mutual Funds (Cost $1,055,638,479)	1,147,910,657	90.5

	Total Investments in Securities (Cost $1,178,494,082)	$1,269,151,447	100.0
	Liabilities in Excess of Other Assets	(412,891)	—
	Net Assets	$1,268,738,556	100.0

Cost for federal income tax purposes is $1,189,390,958.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,713,246
Gross Unrealized Depreciation	(24,952,757)
Net Unrealized Appreciation	$79,760,489

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$121,240,790	$—	$—	$121,240,790
Mutual Funds	1,147,910,657	—	—	1,147,910,657
Total Investments, at fair value	$1,269,151,447	$—	$—	$1,269,151,447

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$25,457,566	$3,788,114	$(3,643,267)	$(403,604)	$25,198,809	$390,130	$661,493	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	21,899,399	319,065	(21,109,596)	(1,108,868)	—	—	3,452,293	—
ING Emerging Markets Equity Fund — Class I	25,951,440	4,525,131	(4,917,165)	(185,445)	25,373,961	—	225,763	—
ING Floating Rate Fund — Class I	37,164,066	6,549,840	(5,192,537)	(196,119)	38,325,250	1,461,563	109,016	—
ING Global Bond Fund — Class I	73,972,666	12,383,315	(86,863,485)	507,504	—	1,616,946	(18,773)	—
ING Global Bond Fund — Class R6	—	87,490,731	(5,276,569)	(5,809,780)	76,404,382	820,092	(632,082)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	23,790,276	3,182,485	(29,443,539)	2,470,778	—	—	(4,170,833)	—
ING Growth and Income Portfolio — Class I	46,338,450	1,258,473	(45,760,214)	(1,836,709)	—	359	8,267,054	—
ING High Yield Bond Fund — Class I	—	30,496,758	(4,523,184)	(814,991)	25,158,583	529,186	(152,787)	—
ING Intermediate Bond Fund — Class I	21,615,562	5,454,155	(27,002,875)	(66,842)	—	250,165	46,604	—
ING Intermediate Bond Fund — Class R6	—	17,528,853	(1,038,690)	(545,995)	15,944,168	174,685	(31,322)	—
ING International Core Fund — Class I	63,215,422	5,855,218	(24,740,228)	6,035,703	50,366,115	—	475,320	—
ING International Index Portfolio — Class I	12,640,842	14,113,410	(3,337,517)	1,766,558	25,183,293	304,394	363,946	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	25,695,319	16,899,111	(14,659,463)	(2,764,852)	25,170,115	150,417	1,301,879	290,881
ING Large Cap Growth Portfolio — Class I	61,456,152	10,333,968	(7,870,701)	5,669,022	69,588,441	381,150	5,254,912	665,219
ING Large Cap Value Fund — Class I	46,429,622	982,088	(44,645,635)	(2,766,075)	—	120,911	5,340,330	—
ING Large Cap Value Fund — Class R6	—	59,469,177	(2,648,378)	163,043	56,983,842	125,168	419,870	3,343,670
ING Limited Maturity Bond Portfolio — Class I	55,105,529	—	(55,021,465)	(84,064)	—	—	84,064	—
ING MidCap Value Fund — Class I	75,814,326	2,760,447	(16,609,700)	8,025,019	69,990,092	—	6,110,312	—
ING MidCap Opportunities Portfolio — Class I	74,854,595	4,144,864	(13,008,781)	3,863,479	69,854,157	—	10,102,994	1,701,912
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	37,772,951	40,580,948	(10,441,850)	7,943,643	75,855,692	—	1,054,715	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	107,668,002	(8,459,344)	1,921,797	101,130,455	39,775	139,879	—
ING PIMCO High Yield Portfolio — Class I	37,439,811	5,342,798	(28,464,526)	(1,542,237)	12,775,846	1,183,953	1,810,137	—
ING PIMCO Total Return Bond Portfolio — Class I	58,139,109	5,164,110	(45,035,495)	(2,350,144)	15,917,580	584,708	1,386,014	166,022
ING RussellTM Mid Cap Index Portfolio — Class I	—	12,773,907	(712,909)	638,241	12,699,239	—	34,934	6,711
ING Short Term Bond Fund Class — I	18,397,193	65,015,180	(83,412,369)	(4)	—	510,737	(16,586)	—
ING Short Term Bond Fund — Class R6	—	79,135,450	(2,484,112)	(144,489)	76,506,849	98,861	(7,468)	—
ING Small Company Portfolio — Class I	50,606,144	6,168,509	(7,884,919)	2,114,981	51,004,715	268,964	5,632,067	4,186,268
ING T Rowe Price Capital Appreciation Portfolio — Class I	61,914,244	7,198,539	(7,786,631)	2,109,210	63,435,362	225,165	2,601,970	4,093,710
ING T. Rowe Price Equity Income Portfolio — Class I	59,252,808	1,849,491	(22,096,818)	(998,961)	38,006,520	116,633	9,436,101	28,222
ING T. Rowe Price Growth Equity Portfolio — Class I	30,681,585	20,852,718	(7,063,320)	6,299,811	50,770,794	10,181	3,994,547	—
ING Templeton Foreign Equity Portfolio — Class I	38,468,936	2,692,009	(39,109,612)	(2,051,333)	—	—	2,610,470	—
ING U.S. Bond Index Portfolio — Class I	67,040,073	85,474,666	(74,237,880)	(2,010,462)	76,266,397	1,003,146	(3,013,518)	1,314,269
ING U.S. Stock Index Portfolio — Class I	67,941,990	60,422,457	(124,920,598)	(3,443,849)	—	175,128	16,848,362	1,185,569
	$1,219,056,076	$787,873,987	$(879,423,372)	$20,403,966	$1,147,910,657	$10,542,417	$79,721,677	$16,982,453

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.6%
3	iShares Barclays 20+ Year Treasury Bond Fund	$319	1.7
10	iShares MSCI EMU Index Fund	377	2.0
8	iShares iBoxx $ High Yield Corporate Bond Fund	733	3.9
3	iShares MSCI EAFE Index Fund	191	1.0
5	iShares MSCI Emerging Markets Index Fund	204	1.1
3	Vanguard FTSE Europe ETF	164	0.9

	Total Exchange-Traded Funds (Cost $2,015)	1,988	10.6

MUTUAL FUNDS: 88.3%
	Affiliated Investment Companies: 88.3%
14	ING Clarion Real Estate Portfolio — Class I	369	2.0
49	ING Emerging Markets Equity Fund — Class I	558	3.0
55	ING Floating Rate Fund — Class I	562	3.0
46	ING High Yield Bond Fund — Class I	374	2.0
14	ING Intermediate Bond Fund — Class R6	140	0.7
86	ING International Core Fund — Class I	926	4.9
39	ING International Index Portfolio — Class I	370	2.0
20	ING JPMorgan Emerging Markets Equity Portfolio — Class I	370	2.0
77	ING Large Cap Growth Portfolio — Class I	1,345	7.1
90	ING Large Cap Value Fund — Class R6	1,114	5.9
69	ING Mid Cap Value Fund — Class I	1,026	5.4
66	ING MidCap Opportunities Portfolio — Class I	1,024	5.4
97	ING Multi-Manager International Equity Fund — Class I	1,112	5.9
82	ING Multi-Manager Large Cap Core Portfolio — Class I	1,112	5.9
18	ING PIMCO High Yield Portfolio — Class I	187	1.0
12	ING PIMCO Total Return Bond Portfolio — Class I	140	0.7
13	ING RussellTM Mid Cap Index Portfolio — Class I	186	1.0
112	ING Short Term Bond Fund — Class R6	1,121	6.0
33	ING Small Company Portfolio — Class I	748	4.0
35	ING T Rowe Price Capital Appreciation Portfolio — Class I	930	4.9
53	ING T. Rowe Price Equity Income Portfolio — Class I	836	4.4
12	ING T. Rowe Price Growth Equity Portfolio — Class I	977	5.2
106	ING U.S. Bond Index Portfolio — Class I	1,120	5.9

	Total Mutual Funds (Cost $14,694)	16,647	88.3

	Total Investments in Securities (Cost $16,709)	$18,635	98.9
	Assets in Excess of Other Liabilities	208	1.1
	Net Assets	$18,843	100.0

Cost for federal income tax purposes is $16,751.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,009
Gross Unrealized Depreciation	(125)
Net Unrealized Appreciation	$1,884

ING SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,988	$—	$—	$1,988
Mutual Funds	16,647	—	—	16,647
Total Investments, at fair value	$18,635	$—	$—	$18,635

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$372	$62	$(46)	$(19)	$369	$6	$21	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	366	—	(316)	(50)	—	—	90	—
ING Emerging Markets Equity Fund — Class I	570	88	(96)	(4)	558	—	2	—
ING Floating Rate Fund — Class I	543	92	(69)	(4)	562	22	4	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	348	46	(406)	12	—	—	(39)	—
ING Growth and Income Portfolio — Class I	723	3	(658)	(68)	—	—	170	—
ING High Yield Bond Fund — Class I	—	491	(106)	(11)	374	8	(4)	—
ING Intermediate Bond Fund — Class I	180	66	(247)	1	—	2	—	—
ING Intermediate Bond Fund — Class R6	—	159	(14)	(5)	140	1	(1)	—
ING International Core Fund — Class I	1,108	72	(278)	24	926	—	94	—
ING International Index Portfolio — Class I	185	207	(47)	25	370	5	6	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	376	239	(179)	(66)	370	2	42	4
ING Large Cap Growth Portfolio — Class I	1,212	142	(152)	143	1,345	8	74	13
ING Large Cap Value Fund — Class I	950	9	(891)	(68)	—	3	102	—
ING Large Cap Value Fund — Class R6	—	1,178	(94)	30	1,114	4	15	68
ING Limited Maturity Bond Portfolio — Class I	803	—	(802)	(1)	—	—	1	—
ING MidCap Value Fund — Class I	1,108	8	(216)	126	1,026	—	85	—
ING MidCap Opportunities Portfolio — Class I	1,093	27	(211)	115	1,024	—	94	26
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	552	597	(126)	89	1,112	—	46	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,544	(451)	19	1,112	1	17	—
ING PIMCO High Yield Portfolio — Class I	547	65	(404)	(21)	187	18	25	—
ING PIMCO Total Return Bond Portfolio — Class I	670	52	(562)	(20)	140	5	10	2
ING RussellTM Mid Cap Index Portfolio — Class I	—	198	(21)	9	186	—	1	—
ING Short Term Bond Fund Class — I	270	938	(1,208)	—	—	8	—	—
ING Short Term Bond Fund — Class R6	—	1,225	(101)	(3)	1,121	3	—	—
ING Small Company Portfolio — Class I	739	69	(118)	58	748	4	58	63
ING T Rowe Price Capital Appreciation Portfolio — Class I	904	84	(97)	39	930	3	30	63
ING T. Rowe Price Equity Income Portfolio — Class I	1,139	19	(349)	27	836	3	149	1
ING T. Rowe Price Growth Equity Portfolio — Class I	672	294	(124)	135	977	—	72	—
ING Templeton Foreign Equity Portfolio — Class I	562	28	(486)	(104)	—	—	112	—
ING U.S. Bond Index Portfolio — Class I	756	1,672	(1,302)	(6)	1,120	11	(53)	16
ING U.S. Stock Index Portfolio — Class I	1,083	928	(1,971)	(40)	—	4	255	24
	$17,831	$10,602	$(12,148)	$362	$16,647	$121	$1,478	$280

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.6%
159,313	iShares Barclays 20+ Year Treasury Bond Fund	$16,950,903	1.5
595,820	iShares MSCI EMU Index Fund	22,474,330	2.0
492,926	iShares iBoxx $ High Yield Corporate Bond Fund	45,132,305	4.1
176,177	iShares MSCI EAFE Index Fund	11,238,331	1.0
274,288	iShares MSCI Emerging Markets Index Fund	11,182,722	1.0
206,450	Vanguard FTSE Europe ETF	11,253,589	1.0

	Total Exchange-Traded Funds (Cost $119,903,757)	118,232,180	10.6

MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 89.4%
813,323	ING Clarion Real Estate Portfolio — Class I	22,228,121	2.0
3,930,070	ING Emerging Markets Equity Fund — Class I	44,763,494	4.0
3,320,695	ING Floating Rate Fund — Class I	33,804,678	3.0
2,720,747	ING High Yield Bond Fund — Class I	22,174,087	2.0
9,248,113	ING International Core Fund — Class I	100,157,065	9.0
2,337,887	ING International Index Portfolio — Class I	22,209,929	2.0
1,760,137	ING JPMorgan Emerging Markets Equity Portfolio — Class I	33,336,991	3.0
4,821,679	ING Large Cap Growth Portfolio — Class I	83,704,356	7.5
5,629,996	ING Large Cap Value Fund — Class R6	69,811,950	6.2
4,157,275	ING Mid Cap Value Fund — Class I	61,735,539	5.5
3,959,917	ING MidCap Opportunities Portfolio — Class I	61,616,301	5.5
5,800,905	ING Multi-Manager International Equity Fund — Class I	66,826,425	6.0
5,931,279	ING Multi-Manager Large Cap Core Portfolio — Class I	80,843,339	7.2
1,079,397	ING PIMCO High Yield Portfolio —Class I	11,268,910	1.0
757,379	ING RussellTM Mid Cap Index Portfolio — Class I	11,201,630	1.0
2,253,945	ING Short Term Bond Fund — Class R6	22,494,366	2.0
1,987,137	ING Small Company Portfolio — Class I	44,988,772	4.0
1,872,094	ING T Rowe Price Capital Appreciation Portfolio — Class I	50,359,328	4.5
3,396,103	ING T. Rowe Price Equity Income Portfolio — Class I	53,081,089	4.7
774,072	ING T. Rowe Price Growth Equity Portfolio — Class I	61,577,408	5.5
3,991,689	ING U.S. Bond Index Portfolio — Class I	41,992,564	3.8

	Total Mutual Funds (Cost $888,951,374)	1,000,176,342	89.4

	Total Investments in Securities (Cost $1,008,855,131)	$1,118,408,522	100.0
	Liabilities in Excess of Other Assets	(362,201)	—
	Net Assets	$1,118,046,321	100.0

Cost for federal income tax purposes is $1,023,527,016.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$113,099,570
Gross Unrealized Depreciation	(18,218,064)
Net Unrealized Appreciation	$94,881,506

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$118,232,180	$—	$—	$118,232,180
Mutual Funds	1,000,176,342	—	—	1,000,176,342
Total Investments, at fair value	$1,118,408,522	$—	$—	$1,118,408,522

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$21,930,965	$3,463,566	$(1,390,393)	$(1,776,017)	$22,228,121	$341,362	$1,981,315	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	24,245,731	367,185	(21,916,677)	(2,696,239)	—	—	5,300,369	—
ING Emerging Markets Equity Fund — Class I	44,759,957	8,315,454	(7,667,075)	(644,842)	44,763,494	—	701,330	—
ING Floating Rate Fund — Class I	32,003,174	6,837,984	(4,854,770)	(181,710)	33,804,678	1,274,859	100,314	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	20,485,517	3,086,163	(25,691,787)	2,120,107	—	—	(3,602,199)	—
ING Growth and Income Portfolio — Class I	45,182,280	1,682,296	(45,144,641)	(1,719,935)	—	356	8,050,666	—
ING High Yield Bond Fund — Class I	—	27,161,174	(4,282,330)	(704,757)	22,174,087	463,756	(146,268)	—
ING Intermediate Bond Fund — Class I	2,659,227	175,722	(2,835,902)	953	—	15,063	(5,863)	—
ING International Core Fund — Class I	108,902,507	9,996,597	(29,232,473)	10,490,434	100,157,065	—	1,315,966	—
ING International Index Portfolio — Class I	10,886,823	12,514,185	(2,749,990)	1,558,911	22,209,929	265,858	300,445	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	33,217,390	17,944,861	(17,518,881)	(306,379)	33,336,991	263,558	(2,019,478)	509,677
ING Large Cap Growth Portfolio — Class I	74,086,510	10,766,073	(8,145,944)	6,997,717	83,704,356	455,256	6,057,758	794,555
ING Large Cap Value Fund — Class I	61,308,553	1,525,225	(57,455,142)	(5,378,636)	—	170,241	7,086,905	—
ING Large Cap Value Fund — Class R6	—	70,914,935	(3,750,130)	2,647,145	69,811,950	231,023	978,212	4,091,419
ING Limited Maturity Bond Portfolio — Class I	13,131,419	—	(13,131,699)	280	—	—	(280)	—
ING MidCap Value Fund — Class I	65,309,004	2,893,383	(13,689,685)	7,222,837	61,735,539	—	5,057,335	—
ING MidCap Opportunities Portfolio — Class I	64,463,194	3,614,398	(9,414,730)	2,953,439	61,616,301	—	9,181,615	1,494,004
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	32,534,588	35,537,540	(8,262,650)	7,016,947	66,826,425	—	849,938	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	98,379,777	(19,023,039)	1,486,601	80,843,339	35,951	555,249	—
ING PIMCO High Yield Portfolio — Class I	32,280,046	5,408,777	(25,493,936)	(925,977)	11,268,910	1,030,835	1,158,672	—
ING PIMCO Total Return Bond Portfolio — Class I	23,647,825	1,185,002	(24,421,262)	(411,565)	—	—	396,746	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	11,250,197	(614,018)	565,451	11,201,630	—	29,711	5,889
ING Short Term Bond Fund Class — I	7,963,714	16,526,718	(24,490,431)	(1)	—	148,677	(5,568)	—
ING Short Term Bond Fund — Class R6	—	23,298,990	(762,746)	(41,878)	22,494,366	28,948	(2,426)	—
ING Small Company Portfolio — Class I	43,591,507	5,392,844	(8,731,995)	4,736,416	44,988,772	234,987	1,994,546	3,657,422
ING T Rowe Price Capital Appreciation Portfolio — Class I	47,982,703	6,440,392	(6,967,802)	2,904,035	50,359,328	177,482	760,176	3,226,781
ING T. Rowe Price Equity Income Portfolio — Class I	69,837,277	3,039,282	(22,174,425)	2,378,955	53,081,089	161,736	8,369,339	39,135
ING T. Rowe Price Growth Equity Portfolio — Class I	42,270,087	19,267,590	(6,520,932)	6,560,663	61,577,408	12,239	6,084,967	—
ING Templeton Foreign Equity Portfolio — Class I	33,148,346	2,412,161	(33,913,821)	(1,646,686)	—	—	2,104,669	—
ING U.S. Bond Index Portfolio — Class I	28,790,103	87,895,885	(75,129,952)	436,528	41,992,564	396,596	(2,800,244)	681,672
ING U.S. Stock Index Portfolio — Class I	69,142,331	59,681,397	(125,851,345)	(2,972,383)	—	229,027	16,507,764	1,550,455
	$1,053,760,778	$556,975,753	$(651,230,603)	$40,670,414	$1,000,176,342	$5,937,810	$76,341,681	$16,051,009

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.5%
3	iShares Barclays 20+ Year Treasury Bond Fund	$319	1.6
10	iShares MSCI EMU Index Fund	377	1.9
4	iShares iBoxx $ High Yield Corporate Bond Fund	366	1.9
3	iShares MSCI EAFE Index Fund	192	1.0
5	iShares MSCI Emerging Markets Index Fund	204	1.0
4	Vanguard FTSE Europe ETF	218	1.1

	Total Exchange-Traded Funds (Cost $1,699)	1,676	8.5

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
14	ING Clarion Real Estate Portfolio — Class I	389	2.0
69	ING Emerging Markets Equity Fund — Class I	783	3.9
5	ING Growth and Income Portfolio — Class I	156	0.8
48	ING High Yield Bond Fund — Class I	394	2.0
162	ING International Core Fund — Class I	1,755	8.9
41	ING International Index Portfolio — Class I	390	2.0
31	ING JPMorgan Emerging Markets Equity Portfolio — Class I	584	2.9
96	ING Large Cap Growth Portfolio — Class I	1,659	8.4
106	ING Large Cap Value Fund — Class R6	1,318	6.7
79	ING Mid Cap Value Fund — Class I	1,178	5.9
76	ING MidCap Opportunities Portfolio — Class I	1,175	5.9
102	ING Multi-Manager International Equity Fund — Class I	1,170	5.9
121	ING Multi-Manager Large Cap Core Portfolio — Class I	1,648	8.3
19	ING PIMCO High Yield Portfolio — Class I	197	1.0
26	ING RussellTM Mid Cap Index Portfolio — Class I	392	2.0
43	ING Small Company Portfolio — Class I	983	5.0
33	ING T Rowe Price Capital Appreciation Portfolio — Class I	881	4.4
72	ING T. Rowe Price Equity Income Portfolio — Class I	1,124	5.7
15	ING T. Rowe Price Growth Equity Portfolio — Class I	1,175	5.9
51	ING U.S. Bond Index Portfolio — Class I	540	2.7

	Total Mutual Funds (Cost $15,192)	17,891	90.3

	Total Investments in Securities (Cost $16,891)	$19,567	98.8
	Assets in Excess of Other Liabilities	240	1.2
	Net Assets	$19,807	100.0

Cost for federal income tax purposes is $16,895.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,731
Gross Unrealized Depreciation	(59)
Net Unrealized Appreciation	$2,672

ING SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,676	$—	$—	$1,676
Mutual Funds	17,891	—	—	17,891
Total Investments, at fair value	$19,567	$—	$—	$19,567

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$382	$54	$(35)	$(12)	$389	$6	$16	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	422	3	(368)	(57)	—	—	103	—
ING Emerging Markets Equity Fund — Class I	780	128	(114)	(11)	783	—	10	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	357	51	(422)	14	—	—	(42)	—
ING Growth and Income Portfolio — Class I	879	19	(656)	(86)	156	—	219	—
ING High Yield Bond Fund — Class I	—	482	(76)	(12)	394	8	(3)	—
ING International Core Fund — Class I	1,896	122	(353)	90	1,755	—	121	—
ING International Index Portfolio — Class I	189	217	(45)	29	390	5	5	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	579	293	(200)	(88)	584	5	45	9
ING Large Cap Growth Portfolio — Class I	1,475	160	(161)	185	1,659	9	79	16
ING Large Cap Value Fund — Class I	1,207	12	(1,118)	(101)	—	3	131	—
ING Large Cap Value Fund — Class R6	—	1,369	(104)	53	1,318	5	26	81
ING MidCap Value Fund — Class I	1,232	21	(224)	149	1,178	—	88	—
ING MidCap Opportunities Portfolio — Class I	1,216	34	(214)	139	1,175	—	96	29
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	567	621	(115)	97	1,170	—	42	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,961	(344)	31	1,648	1	13	—
ING PIMCO High Yield Portfolio — Class I	562	74	(423)	(16)	197	18	20	—
ING PIMCO Total Return Bond Portfolio — Class I	366	18	(379)	(5)	—	—	4	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	407	(36)	21	392	—	2	—
ING Small Company Portfolio — Class I	949	92	(139)	81	983	5	68	82
ING T Rowe Price Capital Appreciation Portfolio — Class I	836	99	(91)	37	881	3	27	59
ING T. Rowe Price Equity Income Portfolio — Class I	1,356	37	(342)	73	1,124	4	148	1
ING T. Rowe Price Growth Equity Portfolio — Class I	828	316	(137)	168	1,175	—	79	—
ING Templeton Foreign Equity Portfolio — Class I	577	30	(497)	(110)	—	—	117	—
ING U.S. Bond Index Portfolio — Class I	410	1,418	(1,294)	6	540	3	(24)	10
ING U.S. Stock Index Portfolio — Class I	1,297	1,031	(2,285)	(43)	—	4	299	29
	$18,362	$9,069	$(10,172)	$632	$17,891	$79	$1,689	$316

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
107,838	iShares Barclays 20+ Year Treasury Bond Fund	$11,473,963	1.5
403,307	iShares MSCI EMU Index Fund	15,212,740	2.0
125,122	iShares iBoxx $ High Yield Corporate Bond Fund	11,456,170	1.5
119,253	iShares MSCI EAFE Index Fund	7,607,149	1.0
185,717	iShares MSCI Emerging Markets Index Fund	7,571,682	1.0
139,745	Vanguard FTSE Europe ETF	7,617,500	1.0

	Total Exchange-Traded Funds (Cost $61,537,733)	60,939,204	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
550,418	ING Clarion Real Estate Portfolio — Class I	15,042,929	2.0
2,659,617	ING Emerging Markets Equity Fund — Class I	30,293,041	4.0
335,773	ING Growth and Income Portfolio — Class I	9,821,355	1.3
6,258,251	ING International Core Fund — Class I	67,776,855	9.0
1,581,937	ING International Index Portfolio — Class I	15,028,404	2.0
1,191,053	ING JPMorgan Emerging Markets Equity Portfolio — Class I	22,558,540	3.0
3,806,873	ING Large Cap Growth Portfolio — Class I	66,087,307	8.7
4,114,847	ING Large Cap Value Fund — Class R6	51,024,109	6.8
3,069,101	ING Mid Cap Value Fund — Class I	45,576,146	6.0
2,923,422	ING MidCap Opportunities Portfolio — Class I	45,488,440	6.0
5,235,828	ING Multi-Manager International Equity Fund — Class I	60,316,743	8.0
4,955,178	ING Multi-Manager Large Cap Core Portfolio — Class I	67,539,082	8.9
1,025,086	ING RussellTM Mid Cap Index Portfolio — Class I	15,161,027	2.0
1,680,925	ING Small Company Portfolio — Class I	38,056,143	5.0
1,337,296	ING T Rowe Price Capital Appreciation Portfolio — Class I	35,973,262	4.8
2,903,084	ING T. Rowe Price Equity Income Portfolio — Class I	45,375,209	6.0
595,273	ING T. Rowe Price Growth Equity Portfolio — Class I	47,354,007	6.3
1,608,683	ING U.S. Bond Index Portfolio — Class I	16,923,348	2.2

	Total Mutual Funds (Cost $601,019,801)	695,395,947	92.0

	Total Investments in Securities (Cost $662,557,534)	$756,335,151	100.0
	Liabilities in Excess of Other Assets	(261,052)	—
	Net Assets	$756,074,099	100.0

Cost for federal income tax purposes is $671,850,206.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$94,975,470
Gross Unrealized Depreciation	(10,490,525)
Net Unrealized Appreciation	$84,484,945

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$60,939,204	$—	$—	$60,939,204
Mutual Funds	695,395,947	—	—	695,395,947
Total Investments, at fair value	$756,335,151	$—	$—	$756,335,151

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$14,279,217	$2,781,561	$(1,830,526)	$(187,323)	$15,042,929	$228,140	$295,082	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	17,540,729	378,187	(17,490,996)	(427,920)	—	—	2,310,144	—
ING Emerging Markets Equity Fund — Class I	29,113,690	6,556,284	(5,003,761)	(373,172)	30,293,041	—	432,586	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	13,341,866	2,352,229	(17,036,463)	1,342,368	—	—	(2,314,209)	—
ING Growth and Income Portfolio — Class I	34,630,405	2,400,286	(26,950,449)	(258,887)	9,821,355	3,997	5,581,017	—
ING International Core Fund — Class I	70,920,589	8,612,583	(18,761,147)	7,004,830	67,776,855	—	842,897	—
ING International Index Portfolio — Class I	7,085,378	8,719,806	(1,817,178)	1,040,398	15,028,404	175,542	200,502	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	21,609,530	12,799,750	(11,214,632)	(636,108)	22,558,540	176,144	(893,028)	340,634
ING Large Cap Growth Portfolio — Class I	56,871,735	9,534,532	(6,007,726)	5,688,766	66,087,307	354,966	4,387,167	619,519
ING Large Cap Value Fund — Class I	45,140,689	1,684,208	(43,195,105)	(3,629,792)	—	127,902	4,765,599	—
ING Large Cap Value Fund — Class R6	—	51,852,419	(3,002,484)	2,174,174	51,024,109	175,245	723,134	2,953,958
ING MidCap Value Fund — Class I	46,068,918	3,716,673	(9,483,319)	5,273,874	45,576,146	—	3,510,872	—
ING MidCap Opportunities Portfolio — Class I	45,487,483	3,772,325	(6,038,965)	2,267,597	45,488,440	—	6,427,396	1,091,928
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	28,250,839	32,858,692	(7,063,886)	6,271,098	60,316,743	—	727,450	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	79,450,140	(13,157,700)	1,246,642	67,539,082	28,581	359,122	—
ING PIMCO High Yield Portfolio — Class I	7,013,344	1,894,622	(8,921,105)	13,139	—	201,332	(99,950)	—
ING PIMCO Total Return Bond Portfolio — Class I	5,081,005	2,667	(5,023,115)	(60,557)	—	—	56,382	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	15,336,391	(980,380)	805,016	15,161,027	—	33,249	7,960
ING Small Company Portfolio — Class I	35,484,012	5,556,558	(3,710,714)	726,287	38,056,143	194,004	4,835,872	3,019,549
ING T Rowe Price Capital Appreciation Portfolio — Class I	32,989,444	6,053,398	(4,686,383)	1,616,803	35,973,262	125,183	896,925	2,275,939
ING T. Rowe Price Equity Income Portfolio — Class I	52,479,227	4,000,604	(14,244,269)	3,139,647	45,375,209	136,628	5,327,642	33,060
ING T. Rowe Price Growth Equity Portfolio — Class I	32,693,570	14,223,636	(5,240,416)	5,677,217	47,354,007	9,326	3,935,867	—
ING Templeton Foreign Equity Portfolio — Class I	28,769,036	2,702,651	(30,125,975)	(1,345,712)	—	—	1,719,845	—
ING U.S. Bond Index Portfolio — Class I	10,184,319	49,238,712	(42,684,720)	185,037	16,923,348	18,832	(440,629)	232,790
ING U.S. Stock Index Portfolio — Class I	51,963,133	43,118,990	(92,843,358)	(2,238,765)	—	156,926	12,377,241	1,062,351
	$686,998,158	$369,597,904	$(396,514,772)	$35,314,657	$695,395,947	$2,112,748	$55,998,175	$11,637,688

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.9%
3	iShares Barclays 20+ Year Treasury Bond Fund	$319	1.6
10	iShares MSCI EMU Index Fund	377	1.9
3	iShares iBoxx $ High Yield Corporate Bond Fund	275	1.4
3	iShares MSCI EAFE Index Fund	192	0.9
5	iShares MSCI Emerging Markets Index Fund	204	1.0
4	Vanguard FTSE Europe ETF	218	1.1

	Total Exchange-Traded Funds (Cost $1,601)	1,585	7.9

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
14	ING Clarion Real Estate Portfolio — Class I	391	2.0
69	ING Emerging Markets Equity Fund — Class I	788	3.9
9	ING Growth and Income Portfolio — Class I	255	1.3
163	ING International Core Fund — Class I	1,766	8.9
41	ING International Index Portfolio — Class I	393	2.0
31	ING JPMorgan Emerging Markets Equity Portfolio — Class I	588	2.9
99	ING Large Cap Growth Portfolio — Class I	1,719	8.6
107	ING Large Cap Value Fund — Class R6	1,327	6.7
80	ING Mid Cap Value Fund — Class I	1,186	5.9
76	ING MidCap Opportunities Portfolio — Class I	1,183	5.9
136	ING Multi-Manager International Equity Fund — Class I	1,571	7.9
129	ING Multi-Manager Large Cap Core Portfolio — Class I	1,757	8.8
27	ING RussellTM Mid Cap Index Portfolio — Class I	394	2.0
44	ING Small Company Portfolio — Class I	990	5.0
35	ING T Rowe Price Capital Appreciation Portfolio — Class I	936	4.7
76	ING T. Rowe Price Equity Income Portfolio — Class I	1,180	5.9
15	ING T. Rowe Price Growth Equity Portfolio — Class I	1,232	6.2
42	ING U.S. Bond Index Portfolio — Class I	445	2.2

	Total Mutual Funds (Cost $15,324)	18,101	90.8

	Total Investments in Securities (Cost $16,925)	$19,686	98.7
	Assets in Excess of Other Liabilities	253	1.3
	Net Assets	$19,939	100.0

Cost for federal income tax purposes is $16,927.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,793
Gross Unrealized Depreciation	(34)
Net Unrealized Appreciation	$2,759

ING SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,585	$—	$—	$1,585
Mutual Funds	18,101	—	—	18,101
Total Investments, at fair value	$19,686	$—	$—	$19,686

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$381	$55	$(33)	$(12)	$391	$6	$15	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	469	3	(395)	(77)	—	—	128	—
ING Emerging Markets Equity Fund — Class I	778	131	(110)	(11)	788	—	10	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	356	53	(423)	14	—	—	(42)	—
ING Growth and Income Portfolio — Class I	926	22	(617)	(76)	255	—	220	—
ING International Core Fund — Class I	1,892	122	(341)	93	1,766	—	117	—
ING International Index Portfolio — Class I	189	218	(42)	28	393	5	5	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	578	295	(198)	(87)	588	5	45	9
ING Large Cap Growth Portfolio — Class I	1,517	165	(158)	195	1,719	10	77	17
ING Large Cap Value Fund — Class I	1,204	13	(1,118)	(99)	—	3	129	—
ING Large Cap Value Fund — Class R6	—	1,375	(102)	54	1,327	5	25	81
ING MidCap Value Fund — Class I	1,229	26	(221)	152	1,186	—	87	—
ING MidCap Opportunities Portfolio — Class I	1,214	34	(207)	142	1,183	—	93	29
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	754	831	(147)	133	1,571	—	54	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	2,071	(347)	33	1,757	1	13	—
ING PIMCO High Yield Portfolio — Class I	187	25	(212)	—	—	5	(3)	—
ING PIMCO Total Return Bond Portfolio — Class I	136	—	(133)	(3)	—	—	2	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	408	(34)	20	394	—	2	—
ING Small Company Portfolio — Class I	947	94	(134)	83	990	5	66	82
ING T Rowe Price Capital Appreciation Portfolio — Class I	880	110	(94)	40	936	3	29	62
ING T. Rowe Price Equity Income Portfolio — Class I	1,400	42	(343)	81	1,180	4	149	1
ING T. Rowe Price Growth Equity Portfolio — Class I	872	319	(138)	179	1,232	—	79	—
ING Templeton Foreign Equity Portfolio — Class I	768	41	(666)	(143)	—	—	153	—
ING U.S. Bond Index Portfolio — Class I	272	1,341	(1,173)	5	445	1	(11)	6
ING U.S. Stock Index Portfolio — Class I	1,386	1,085	(2,422)	(49)	—	4	324	29
	$18,335	$8,879	$(9,808)	$695	$18,101	$57	$1,766	$316

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.8%
5,631	iShares Barclays 20+ Year Treasury Bond Fund	$599,138	0.8
42,215	iShares MSCI EMU Index Fund	1,592,350	2.0
17,422	iShares iBoxx $ High Yield Corporate Bond Fund	1,595,158	2.0
12,379	iShares MSCI EAFE Index Fund	789,657	1.0
19,394	iShares MSCI Emerging Markets Index Fund	790,693	1.0
14,592	Vanguard FTSE Europe ETF	795,410	1.0
	Total Exchange-Traded Funds (Cost $6,188,832)	6,162,406	7.8

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 92.2%
57,626	ING Clarion Real Estate Portfolio — Class I	1,574,924	2.0
278,447	ING Emerging Markets Equity Fund — Class I	3,171,507	4.0
35,153	ING Growth and Income Portfolio — Class I	1,028,236	1.3
655,539	ING International Core Fund — Class I	7,099,488	9.0
165,810	ING International Index Portfolio — Class I	1,575,196	2.0
124,795	ING JPMorgan Emerging Markets Equity Portfolio — Class I	2,363,623	3.0
398,558	ING Large Cap Growth Portfolio — Class I	6,918,974	8.7
430,800	ING Large Cap Value Fund — Class R6	5,341,919	6.7
321,313	ING Mid Cap Value Fund — Class I	4,771,497	6.0
306,062	ING MidCap Opportunities Portfolio — Class I	4,762,332	6.0
548,334	ING Multi-Manager International Equity Fund — Class I	6,316,809	8.0
518,780	ING Multi-Manager Large Cap Core Portfolio — Class I	7,070,975	8.9
18,311	ING PIMCO High Yield Portfolio — Class I	191,163	0.2
107,320	ING RussellTM Mid Cap Index Portfolio — Class I	1,587,261	2.0
175,980	ING Small Company Portfolio — Class I	3,984,187	5.0
140,006	ING T Rowe Price Capital Appreciation Portfolio — Class I	3,766,167	4.8
303,936	ING T. Rowe Price Equity Income Portfolio — Class I	4,750,513	6.0
62,321	ING T. Rowe Price Growth Equity Portfolio — Class I	4,957,662	6.3
169,898	ING U.S. Bond Index Portfolio — Class I	1,787,329	2.3
	Total Mutual Funds (Cost $66,369,286)	73,019,762	92.2
	Total Investments in Securities (Cost $72,558,118)	$79,182,168	100.0
	Liabilities in Excess of Other Assets	(18,585)	—
	Net Assets	$79,163,583	100.0

Cost for federal income tax purposes is $72,848,059.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,764,501
Gross Unrealized Depreciation	(430,392)
Net Unrealized Appreciation	$6,334,109

ING SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,162,406	$—	$—	$6,162,406
Mutual Funds	73,019,762	—	—	73,019,762
Total Investments, at fair value	$79,182,168	$—	$—	$79,182,168

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$1,044,598	$668,115	$(102,768)	$(35,021)	$1,574,924	$21,772	$21,710	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	1,285,412	216,574	(1,425,496)	(76,490)	—	—	220,076	—
ING Emerging Markets Equity Fund — Class I	2,143,043	1,417,254	(398,933)	10,143	3,171,507	—	13,201	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	977,801	420,387	(1,441,376)	43,188	—	—	(125,377)	—
ING Growth and Income Portfolio — Class I	2,542,966	955,819	(2,457,534)	(13,015)	1,028,236	406	454,415	—
ING International Core Fund — Class I	5,188,726	2,827,379	(1,465,237)	548,620	7,099,488	—	158,602	—
ING International Index Portfolio — Class I	518,428	1,169,414	(205,363)	92,717	1,575,196	15,324	21,678	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	1,594,778	1,782,585	(842,146)	(171,594)	2,363,623	16,815	38,037	32,518
ING Large Cap Growth Portfolio — Class I	4,164,339	2,564,455	(531,294)	721,474	6,918,974	33,873	140,208	59,118
ING Large Cap Value Fund — Class I	3,303,997	818,879	(4,005,053)	(117,823)	—	10,660	262,514	—
ING Large Cap Value Fund — Class R6	—	5,407,833	(182,554)	116,640	5,341,919	16,409	27,010	278,929
ING MidCap Value Fund — Class I	3,370,498	1,597,894	(710,463)	513,568	4,771,497	—	223,047	—
ING MidCap Opportunities Portfolio — Class I	3,329,178	1,602,897	(772,106)	602,363	4,762,332	—	137,906	102,094
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	2,067,099	4,132,345	(495,127)	612,492	6,316,809	—	36,018	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	7,995,328	(1,046,426)	122,073	7,070,975	2,721	30,857	—
ING PIMCO High Yield Portfolio — Class I	513,222	674,573	(997,491)	859	191,163	21,646	(13,048)	—
ING PIMCO Total Return Bond Portfolio — Class I	372,160	2,627	(371,121)	(3,666)	—	—	3,361	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,558,356	(50,844)	79,749	1,587,261	—	1,852	816
ING Small Company Portfolio — Class I	2,596,236	1,507,358	(537,170)	417,763	3,984,187	16,950	61,838	263,823
ING T Rowe Price Capital Appreciation Portfolio — Class I	2,414,790	1,522,664	(296,586)	125,299	3,766,167	11,943	60,517	217,138
ING T. Rowe Price Equity Income Portfolio — Class I	3,840,296	1,667,313	(1,224,046)	466,950	4,750,513	13,034	226,152	3,154
ING T. Rowe Price Growth Equity Portfolio — Class I	2,394,238	2,352,262	(482,074)	693,236	4,957,662	908	170,980	—
ING Templeton Foreign Equity Portfolio — Class I	2,104,070	773,686	(2,710,876)	(166,880)	—	—	181,787	—
ING U.S. Bond Index Portfolio — Class I	745,937	4,647,517	(3,620,933)	14,808	1,787,329	1,673	(34,859)	20,336
ING U.S. Stock Index Portfolio — Class I	3,801,931	4,970,486	(8,690,855)	(81,562)	—	14,979	911,332	101,403
	$50,313,743	$53,254,000	$(35,063,872)	$4,515,891	$73,019,762	$199,113	$3,229,814	$1,079,329

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION AGGRESSIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.7%
151	iShares MSCI EMU Index Fund	$5,695	1.9
69	iShares MSCI Emerging Markets Index Fund	2,813	0.9
52	Vanguard FTSE Europe ETF	2,835	0.9
	Total Exchange-Traded Funds (Cost $11,258)	11,343	3.7

MUTUAL FUNDS: 96.2%
	Affiliated Investment Companies: 96.2%
223	ING Clarion Real Estate Portfolio — Class I	6,105	2.0
1,618	ING Emerging Markets Equity Fund — Class I	18,433	6.0
419	ING Growth and Income Portfolio — Class I	12,263	4.0
2,302	ING International Core Fund — Class I	24,931	8.1
322	ING International Index Portfolio — Class I	3,061	1.0
496	ING JPMorgan Emerging Markets Equity Portfolio — Class I	9,393	3.1
1,412	ING Large Cap Growth Portfolio — Class I	24,515	8.0
1,485	ING Large Cap Value Fund — Class R6	18,412	6.0
1,867	ING Mid Cap Value Fund — Class I	27,724	9.0
1,779	ING MidCap Opportunities Portfolio — Class I	27,676	9.0
2,677	ING Multi-Manager International Equity Fund — Class I	30,844	10.0
2,022	ING Multi-Manager Large Cap Core Portfolio — Class I	27,557	9.0
545	ING Small Company Portfolio — Class I	12,345	4.0
1,767	ING T. Rowe Price Equity Income Portfolio — Class I	27,611	9.0
270	ING T. Rowe Price Growth Equity Portfolio — Class I	21,513	7.0
293	ING U.S. Bond Index Portfolio — Class I	3,082	1.0
	Total Mutual Funds (Cost $291,669)	295,465	96.2
	Total Investments in Securities (Cost $302,927)	$306,808	99.9
	Assets in Excess of Other Liabilities	269	0.1
	Net Assets	$307,077	100.0

Cost for federal income tax purposes is $302,986.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,366
Gross Unrealized Depreciation	(544)
Net Unrealized Appreciation	$3,822

ING SOLUTION AGGRESSIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,343	$—	$—	$11,343
Mutual Funds	295,465	—	—	295,465
Total Investments, at fair value	$306,808	$—	$—	$306,808

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$—	$6,530	$(318)	$(107)	$6,105	$16	$(10)	$—
ING Emerging Markets Equity Fund — Class I	—	19,037	(1,253)	649	18,433	—	6	—
ING Growth and Income Portfolio — Class I	—	12,780	(605)	88	12,263	3	35	—
ING International Core Fund — Class I	—	31,391	(6,705)	245	24,931	—	329	—
ING International Index Portfolio — Class I	—	3,030	(46)	77	3,061	—	2	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	10,910	(1,492)	(25)	9,393	13	3	24
ING Large Cap Growth Portfolio — Class I	—	25,367	(1,251)	399	24,515	23	61	40
ING Large Cap Value Fund — Class I	—	720	(720)	—	—	—	—	—
ING Large Cap Value Fund — Class R6	—	19,513	(896)	(205)	18,412	15	11	177
ING Mid Cap Value Fund — Class I	—	28,670	(1,288)	342	27,724	—	120	—
ING MidCap Opportunities Portfolio — Class I	—	28,543	(1,405)	538	27,676	—	84	97
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	—	32,799	(2,600)	645	30,844	—	220	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	28,895	(1,273)	(65)	27,557	2	88	—
ING Small Company Portfolio — Class I	—	12,643	(634)	336	12,345	—	68	—
ING T. Rowe Price Equity Income Portfolio — Class I	—	28,808	(1,273)	76	27,611	15	79	4
ING T. Rowe Price Growth Equity Portfolio — Class I	—	22,125	(1,384)	772	21,513	1	131	—
ING Templeton Foreign Equity Portfolio — Class I	—	2,142	(2,142)	—	—	—	(7)	—
ING U.S. Bond Index Portfolio — Class I	—	5,140	(2,089)	31	3,082	—	(2)	—
ING U.S. Stock Index Portfolio — Class I	—	7,932	(7,932)	—	—	11	132	74
	$—	$326,975	$(35,306)	$3,796	$295,465	$99	$1,350	$416

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
26,245	iShares MSCI EMU Index Fund	$989,961	2.0
21,712	iShares iBoxx $ High Yield Corporate Bond Fund	1,987,951	4.0
12,085	iShares MSCI Emerging Markets Index Fund	492,706	1.0
9,094	Vanguard FTSE Europe ETF	495,714	1.0
	Total Exchange-Traded Funds (Cost $3,987,125)	3,966,332	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
103,812	ING BlackRock Inflation Protected Bond Portfolio — Class I	998,670	2.0
36,158	ING Clarion Real Estate Portfolio — Class I	988,185	2.0
131,037	ING Emerging Markets Equity Fund — Class I	1,492,507	3.0
147,622	ING Floating Rate Fund — Class I	1,502,794	3.0
231,818	ING Global Bond Fund — Class R6	2,496,676	5.0
246,037	ING High Yield Bond Fund — Class I	2,005,200	4.0
102,597	ING Intermediate Bond Fund — Class R6	1,000,325	2.0
137,429	ING International Core Fund — Class I	1,488,351	3.0
52,167	ING International Index Portfolio — Class I	495,588	1.0
52,348	ING JPMorgan Emerging Markets Equity Portfolio — Class I	991,463	2.0
164,338	ING Large Cap Growth Portfolio — Class I	2,852,906	5.7
220,253	ING Large Cap Value Fund — Class R6	2,731,143	5.5
168,014	ING Mid Cap Value Fund — Class I	2,495,003	5.0
160,038	ING MidCap Opportunities Portfolio — Class I	2,490,192	5.0
172,216	ING Multi-Manager International Equity Fund — Class I	1,983,923	4.0
290,960	ING Multi-Manager Large Cap Core Portfolio — Class I	3,965,783	8.0
47,985	ING PIMCO High Yield Portfolio — Class I	500,961	1.0
87,220	ING PIMCO Total Return Bond Portfolio — Class I	998,670	2.0
101,010	ING RussellTM Mid Cap Index Portfolio — Class I	1,493,941	3.0
100,200	ING Short Term Bond Fund — Class R6	1,000,000	2.0
44,170	ING Small Company Portfolio — Class I	1,000,003	2.0
92,473	ING T Rowe Price Capital Appreciation Portfolio — Class I	2,487,528	5.0
111,247	ING T. Rowe Price Equity Income Portfolio — Class I	1,738,785	3.5
26,591	ING T. Rowe Price Growth Equity Portfolio — Class I	2,115,330	4.3
427,188	ING U.S. Bond Index Portfolio — Class I	4,494,017	9.0
	Total Mutual Funds (Cost $43,291,381)	45,807,944	92.0
	Total Investments in Securities (Cost $47,278,506)	$49,774,276	100.0
	Liabilities in Excess of Other Assets	(12,098)	—
	Net Assets	$49,762,178	100.0

Cost for federal income tax purposes is $47,594,254.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,128,158
Gross Unrealized Depreciation	(948,136)
Net Unrealized Appreciation	$2,180,022

ING SOLUTION BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,966,332	$—	$—	$3,966,332
Mutual Funds	45,807,944	—	—	45,807,944
Total Investments, at fair value	$49,774,276	$—	$—	$49,774,276

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$857,302	$325,780	$(65,975)	$(118,437)	$998,670	$—	$(4,110)	$60,252
ING Clarion Real Estate Portfolio — Class I	892,839	205,554	(92,841)	(17,367)	988,185	14,842	21,913	—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	767,033	114,695	(847,496)	(34,232)	—	—	121,610	—
ING Emerging Markets Equity Fund — Class I	1,367,631	338,071	(209,392)	(3,803)	1,492,507	—	11,388	—
ING Floating Rate Fund — Class I	1,303,580	329,656	(126,975)	(3,467)	1,502,794	53,597	(315)	—
ING Global Bond Fund — Class I	2,162,299	447,478	(2,608,203)	(1,574)	—	48,284	(1,197)	—
ING Global Bond Fund — Class R6	—	2,741,268	(74,640)	(169,952)	2,496,676	26,117	(6,654)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	834,549	144,586	(1,018,250)	39,115	—	—	(104,923)	—
ING Growth and Income Portfolio — Class I	1,622,467	232,473	(1,776,036)	(78,904)	—	14	322,224	—
ING High Yield Bond Fund — Class I	—	2,185,097	(111,036)	(68,861)	2,005,200	40,857	(3,654)	—
ING Intermediate Bond Fund — Class I	1,191,459	274,264	(1,462,761)	(2,962)	—	13,894	2,812	—
ING Intermediate Bond Fund — Class R6	—	1,064,843	(30,492)	(34,026)	1,000,325	10,681	(954)	—
ING International Core Fund — Class I	1,773,687	306,137	(689,502)	98,029	1,488,351	—	91,099	—
ING International Index Portfolio — Class I	443,494	491,620	(449,339)	9,813	495,588	5	33,178	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	902,805	693,665	(558,544)	(46,463)	991,463	5,741	(6,891)	11,101
ING Large Cap Growth Portfolio — Class I	2,263,665	560,488	(299,443)	328,196	2,852,906	15,199	88,685	26,527
ING Large Cap Value Fund — Class I	1,737,198	98,042	(1,769,446)	(65,794)	—	4,705	122,278	—
ING Large Cap Value Fund — Class R6	—	2,742,936	(69,106)	57,313	2,731,143	7,342	10,619	154,870
ING Limited Maturity Bond Portfolio — Class I	534,942	1,213	(535,969)	(186)	—	—	187	—
ING MidCap Value Fund — Class I	2,659,077	265,295	(719,704)	290,335	2,495,003	—	198,629	—
ING MidCap Opportunities Portfolio — Class I	2,625,643	316,621	(804,503)	352,431	2,490,192	—	130,740	58,182
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	883,204	1,100,692	(189,210)	189,237	1,983,923	—	36,137	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	4,166,517	(279,313)	78,579	3,965,783	1,557	7,226	—
ING PIMCO High Yield Portfolio — Class I	2,189,850	335,795	(1,929,379)	(95,305)	500,961	64,610	122,621	—
ING PIMCO Total Return Bond Portfolio — Class I	2,684,812	344,730	(1,921,929)	(108,943)	998,670	35,704	51,303	10,138
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,493,102	(78,269)	79,108	1,493,941	—	2,087	784
ING Short Term Bond Fund Class — I	324,403	709,636	(1,034,039)	—	—	6,218	(195)	—
ING Short Term Bond Fund — Class R6	—	1,010,799	(9,022)	(1,777)	1,000,000	2,597	(32)	—
ING Small Company Portfolio — Class I	887,482	177,484	(169,916)	104,953	1,000,003	4,920	36,917	76,576
ING T Rowe Price Capital Appreciation Portfolio — Class I	2,171,843	427,416	(241,494)	129,763	2,487,528	8,584	33,294	156,061
ING T. Rowe Price Equity Income Portfolio — Class I	2,187,723	192,492	(813,352)	171,922	1,738,785	5,185	159,176	1,255
ING T. Rowe Price Growth Equity Portfolio — Class I	1,183,902	868,741	(253,811)	316,498	2,115,330	415	91,624	—
ING Templeton Foreign Equity Portfolio — Class I	899,396	106,405	(901,171)	(104,630)	—	—	116,116	—
ING U.S. Bond Index Portfolio — Class I	2,994,434	4,958,365	(3,372,816)	(85,966)	4,494,017	47,715	(126,080)	59,533
ING U.S. Stock Index Portfolio — Class I	2,383,243	2,689,353	(5,016,721)	(55,875)	—	9,545	567,919	64,615
	$42,729,962	$32,461,309	$(30,530,095)	$1,146,768	$45,807,944	$428,328	$2,124,777	$679,894

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.9%
8,977	iShares MSCI EMU Index Fund	$338,612	1.9
7,426	iShares iBoxx $ High Yield Corporate Bond Fund	679,925	4.0
4,134	iShares MSCI Emerging Markets Index Fund	168,543	1.0
	Total Exchange-Traded Funds (Cost $1,190,776)	1,187,080	6.9

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
159,667	ING BlackRock Inflation Protected Bond Portfolio — Class I	1,536,001	9.0
84,095	ING Floating Rate Fund — Class I	856,091	5.0
190,158	ING Global Bond Fund — Class R6	2,048,002	12.0
167,991	ING High Yield Bond Fund — Class I	1,369,127	8.0
105,202	ING Intermediate Bond Fund — Class R6	1,025,715	6.0
31,306	ING International Core Fund — Class I	339,047	2.0
8,949	ING JPMorgan Emerging Markets Equity Portfolio — Class I	169,493	1.0
17,093	ING Large Cap Growth Portfolio — Class I	296,741	1.8
20,529	ING Large Cap Value Fund — Class R6	254,565	1.5
40,197	ING Mid Cap Value Fund — Class I	596,928	3.5
38,288	ING MidCap Opportunities Portfolio — Class I	595,762	3.5
62,146	ING Multi-Manager Large Cap Core Portfolio — Class I	847,051	5.0
16,402	ING PIMCO High Yield Portfolio — Class I	171,233	1.0
89,432	ING PIMCO Total Return Bond Portfolio — Class I	1,024,001	6.0
11,508	ING RussellTM Mid Cap Index Portfolio — Class I	170,198	1.0
136,991	ING Short Term Bond Fund — Class R6	1,367,172	8.0
16,294	ING T. Rowe Price Equity Income Portfolio — Class I	254,681	1.5
2,673	ING T. Rowe Price Growth Equity Portfolio — Class I	212,636	1.3
259,569	ING U.S. Bond Index Portfolio — Class I	2,730,668	16.0
	Total Mutual Funds (Cost $16,059,531)	15,865,112	93.1
	Total Investments in Securities (Cost $17,250,307)	$17,052,192	100.0
	Liabilities in Excess of Other Assets	(8,412)	—
	Net Assets	$17,043,780	100.0

Cost for federal income tax purposes is $17,354,256.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$383,738
Gross Unrealized Depreciation	(685,802)
Net Unrealized Depreciation	$(302,064)

ING SOLUTION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,187,080	$—	$—	$1,187,080
Mutual Funds	15,865,112	—	—	15,865,112
Total Investments, at fair value	$17,052,192	$—	$—	$17,052,192

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,347,365	$519,159	$(140,957)	$(189,566)	$1,536,001	$—	$(6,419)	$94,269
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	153,794	41,258	(189,769)	(5,283)	—	—	23,701	—
ING Floating Rate Fund — Class I	758,765	194,414	(95,367)	(1,721)	856,091	31,623	(530)	—
ING Global Bond Fund — Class I	1,812,666	410,262	(2,210,764)	(12,164)	—	41,171	(2,149)	—
ING Global Bond Fund — Class R6	—	2,314,225	(139,180)	(127,043)	2,048,002	21,877	(14,863)	—
ING Growth and Income Portfolio — Class I	303,423	70,216	(362,141)	(11,498)	—	3	57,595	—
ING High Yield Bond Fund — Class I	—	1,539,099	(122,194)	(47,778)	1,369,127	28,650	(4,715)	—
ING Intermediate Bond Fund — Class I	1,248,398	186,492	(1,429,347)	(5,543)	—	13,936	4,478	—
ING Intermediate Bond Fund — Class R6	—	1,120,256	(59,582)	(34,959)	1,025,715	11,201	(1,388)	—
ING International Core Fund — Class I	309,567	81,734	(84,924)	32,670	339,047	—	3,986	—
ING International Index Portfolio — Class I	158,019	12,658	(165,882)	(4,795)	—	—	11,697	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	171,000	(1,261)	(246)	169,493	—	13	—
ING Large Cap Growth Portfolio — Class I	150,599	172,346	(57,196)	30,992	296,741	1,609	9,012	2,808
ING Large Cap Value Fund — Class I	303,237	36,695	(334,768)	(5,164)	—	710	11,642	—
ING Large Cap Value Fund — Class R6	—	248,452	(16,973)	23,086	254,565	1,380	2,539	14,912
ING Limited Maturity Bond Portfolio — Class I	826,106	—	(824,445)	(1,661)	—	—	1,661	—
ING MidCap Value Fund — Class I	618,704	107,185	(208,491)	79,530	596,928	—	38,137	—
ING MidCap Opportunities Portfolio — Class I	611,126	121,443	(218,403)	81,596	595,762	—	34,878	14,258
ING Multi-Manager Large Cap Core Portfolio — Class I	—	1,096,161	(262,833)	13,723	847,051	394	7,608	—
ING PIMCO High Yield Portfolio — Class I	1,375,572	261,178	(1,400,069)	(65,448)	171,233	38,428	87,771	—
ING PIMCO Total Return Bond Portfolio — Class I	1,652,008	308,189	(832,980)	(103,216)	1,024,001	37,241	40,767	10,574
ING RussellTM Mid Cap Index Portfolio — Class I	—	183,415	(22,438)	9,221	170,198	—	347	90
ING Short Term Bond Fund Class — I	374,717	1,090,545	(1,465,262)	—	—	8,839	(371)	—
ING Short Term Bond Fund — Class R6	—	1,397,596	(27,882)	(2,542)	1,367,172	3,615	(121)	—
ING T. Rowe Price Equity Income Portfolio — Class I	458,212	57,819	(264,489)	3,139	254,681	773	56,287	187
ING T. Rowe Price Growth Equity Portfolio — Class I	—	225,748	(44,737)	31,625	212,636	43	4,577	—
ING U.S. Bond Index Portfolio — Class I	1,907,035	1,737,292	(821,114)	(92,545)	2,730,668	30,145	(37,739)	31,884
ING U.S. Stock Index Portfolio — Class I	454,480	694,758	(1,131,984)	(17,254)	—	1,731	130,741	11,718
	$14,823,793	$14,399,595	$(12,935,432)	$(422,844)	$15,865,112	$273,369	$459,142	$180,700

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
101,969		iShares MSCI EMU Index Fund	$3,846,271	2.0
84,285		iShares iBoxx $ High Yield Corporate Bond Fund	7,717,135	4.0
30,151		iShares MSCI EAFE Index Fund	1,923,332	1.0
46,955		iShares MSCI Emerging Markets Index Fund	1,914,355	1.0
		Total Exchange-Traded Funds (Cost $15,423,408)	15,401,093	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
1,807,759	@	ING BlackRock Inflation Protected Bond Portfolio — Class I	17,390,637	9.0
139,898		ING Clarion Real Estate Portfolio — Class I	3,823,419	2.0
571,294		ING Floating Rate Fund — Class I	5,815,772	3.0
1,076,486		ING Global Bond Fund — Class R6	11,593,758	6.0
474,164		ING High Yield Bond Fund — Class I	3,864,433	2.0
1,340,012		ING Intermediate Bond Fund — Class R6	13,065,114	6.8
353,295		ING International Core Fund — Class I	3,826,189	2.0
201,371		ING International Index Portfolio — Class I	1,913,027	1.0
100,989		ING JPMorgan Emerging Markets Equity Portfolio — Class I	1,912,728	1.0
359,413		ING Large Cap Growth Portfolio — Class I	6,239,405	3.2
232,433		ING Large Cap Value Fund — Class R6	2,882,166	1.5
325,081		ING Mid Cap Value Fund — Class I	4,827,449	2.5
309,640		ING MidCap Opportunities Portfolio — Class I	4,818,004	2.5
1,231,365		ING Multi-Manager Large Cap Core Portfolio — Class I	16,783,507	8.7
185,702		ING PIMCO High Yield Portfolio — Class I	1,938,734	1.0
1,139,125		ING PIMCO Total Return Bond Portfolio — Class I	13,042,978	6.8
260,578		ING RussellTM Mid Cap Index Portfolio — Class I	3,853,947	2.0
1,551,036		ING Short Term Bond Fund — Class R6	15,479,337	8.0
245,979		ING T. Rowe Price Equity Income Portfolio — Class I	3,844,646	2.0
54,474		ING T. Rowe Price Growth Equity Portfolio — Class I	4,333,432	2.2
3,397,167		ING U.S. Bond Index Portfolio — Class I	35,738,201	18.5
35,819		ING U.S. Stock Index Portfolio — Class I	479,615	0.3
		Total Mutual Funds (Cost $177,124,347)	177,466,498	92.0
		Total Investments in Securities (Cost $192,547,755)	$192,867,591	100.0
		Liabilities in Excess of Other Assets	(67,588)	—
		Net Assets	$192,800,003	100.0

@	Non-income producing security

Cost for federal income tax purposes is $194,002,348.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6,153,328
Gross Unrealized Depreciation	(7,288,085)
Net Unrealized Depreciation	$(1,134,757)

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,401,093	$—	$—	$15,401,093
Mutual Funds	177,466,498	—	—	177,466,498
Total Investments, at fair value	$192,867,591	$—	$—	$192,867,591

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$18,913,380	$4,066,728	$(3,199,950)	$(2,389,521)	$17,390,637	$—	$46,481	$1,113,277
ING Clarion Real Estate Portfolio — Class I	4,375,033	596,152	(1,147,831)	65	3,823,419	60,957	69,158	—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	3,233,962	63,689	(3,126,621)	(171,030)	—	—	512,515	—
ING Floating Rate Fund — Class I	6,391,306	650,812	(1,190,628)	(35,718)	5,815,772	237,091	26,606	—
ING Global Bond Fund — Class I	12,722,152	1,421,546	(14,206,685)	62,987	—	266,700	(2,617)	—
ING Global Bond Fund — Class R6	—	13,520,766	(1,024,623)	(902,385)	11,593,758	127,949	(123,734)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	4,092,676	404,631	(4,888,715)	391,408	—	—	(689,847)	—
ING Growth and Income Portfolio — Class I	6,391,773	157,708	(6,063,549)	(485,932)	—	47	1,319,106	—
ING High Yield Bond Fund — Class I	—	4,800,639	(807,630)	(128,576)	3,864,433	82,639	(22,843)	—
ING Intermediate Bond Fund — Class I	19,649,291	1,167,312	(20,686,300)	(130,303)	—	205,536	78,698	—
ING Intermediate Bond Fund — Class R6	—	14,501,626	(1,014,741)	(421,771)	13,065,114	146,950	(23,072)	—
ING International Core Fund — Class I	4,346,524	406,239	(1,289,879)	363,305	3,826,189	—	93,955	—
ING International Index Portfolio — Class I	2,179,769	391,016	(827,123)	169,365	1,913,027	49,842	75,616	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	—	1,960,724	(45,993)	(2,003)	1,912,728	—	915	—
ING Large Cap Growth Portfolio — Class I	5,284,469	2,002,249	(1,641,251)	593,938	6,239,405	35,295	416,485	61,600
ING Large Cap Value Fund — Class I	8,514,708	193,045	(8,595,472)	(112,281)	—	16,822	585,796	—
ING Large Cap Value Fund — Class R6	—	2,829,223	(242,824)	295,767	2,882,166	16,459	37,213	176,746
ING Limited Maturity Bond Portfolio — Class I	11,644,516	—	(11,621,840)	(22,676)	—	—	22,676	—
ING MidCap Value Fund — Class I	6,515,438	226,115	(2,223,035)	308,931	4,827,449	—	807,981	—
ING MidCap Opportunities Portfolio — Class I	6,434,398	347,647	(2,783,939)	819,898	4,818,004	—	275,352	121,532
ING Multi-Manager Large Cap Core Portfolio — Class I	—	18,509,357	(2,069,663)	343,813	16,783,507	6,785	44,440	—
ING PIMCO High Yield Portfolio — Class I	6,416,820	665,422	(4,869,761)	(273,747)	1,938,734	193,849	322,045	—
ING PIMCO Total Return Bond Portfolio — Class I	26,354,288	2,366,547	(14,398,217)	(1,279,640)	13,042,978	494,764	466,245	140,483
ING RussellTM Mid Cap Index Portfolio — Class I	—	4,165,974	(514,647)	202,620	3,853,947	—	13,868	2,063
ING Short Term Bond Fund Class — I	5,210,904	13,085,139	(18,296,041)	(2)	—	110,403	(3,103)	—
ING Short Term Bond Fund — Class R6	—	16,154,677	(645,634)	(29,706)	15,479,337	20,239	(2,039)	—
ING T. Rowe Price Equity Income Portfolio — Class I	7,505,686	234,447	(3,806,716)	(88,771)	3,844,646	12,171	1,123,472	2,945
ING T. Rowe Price Growth Equity Portfolio — Class I	2,110,781	2,787,116	(1,279,698)	715,233	4,333,432	899	175,111	—
ING U.S. Bond Index Portfolio — Class I	29,920,681	25,428,384	(18,446,617)	(1,164,247)	35,738,201	426,345	(670,223)	482,741
ING U.S. Stock Index Portfolio — Class I	9,556,134	7,935,542	(16,304,896)	(707,165)	479,615	28,967	2,592,516	196,219
	$207,764,689	$141,040,472	$(167,260,519)	$(4,078,144)	$177,466,498	$2,540,709	$7,568,772	$2,297,606

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION MODERATELY AGGRESSIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
14,676	iShares MSCI EMU Index Fund	$553,579	2.0
12,142	iShares iBoxx $ High Yield Corporate Bond Fund	1,111,721	4.0
6,758	iShares MSCI Emerging Markets Index Fund	275,524	1.0
5,085	Vanguard FTSE Europe ETF	277,183	1.0
	Total Exchange-Traded Funds (Cost $2,229,373)	2,218,007	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
20,180	ING Clarion Real Estate Portfolio — Class I	551,522	2.0
97,507	ING Emerging Markets Equity Fund — Class I	1,110,610	4.0
54,922	ING Floating Rate Fund — Class I	559,101	2.0
51,748	ING Global Bond Fund — Class R6	557,328	2.0
102,759	ING High Yield Bond Fund — Class I	837,483	3.0
153,210	ING International Core Fund — Class I	1,659,266	6.0
29,114	ING International Index Portfolio — Class I	276,585	1.0
43,777	ING JPMorgan Emerging Markets Equity Portfolio — Class I	829,133	3.0
111,656	ING Large Cap Growth Portfolio — Class I	1,938,344	7.0
145,273	ING Large Cap Value Fund — Class R6	1,801,382	6.5
131,272	ING Mid Cap Value Fund — Class I	1,949,383	7.0
125,042	ING MidCap Opportunities Portfolio — Class I	1,945,647	7.0
192,139	ING Multi-Manager International Equity Fund — Class I	2,213,441	8.0
187,759	ING Multi-Manager Large Cap Core Portfolio — Class I	2,559,158	9.2
26,778	ING PIMCO High Yield Portfolio — Class I	279,564	1.0
65,768	ING RussellTM Mid Cap Index Portfolio — Class I	972,710	3.5
36,975	ING Small Company Portfolio — Class I	837,116	3.0
51,609	ING T Rowe Price Capital Appreciation Portfolio — Class I	1,388,270	5.0
79,825	ING T. Rowe Price Equity Income Portfolio — Class I	1,247,672	4.5
17,459	ING T. Rowe Price Growth Equity Portfolio — Class I	1,388,879	5.0
52,979	ING U.S. Bond Index Portfolio — Class I	557,338	2.0
5,172	ING U.S. Stock Index Portfolio — Class I	69,250	0.3
	Total Mutual Funds (Cost $23,313,783)	25,529,182	92.0
	Total Investments in Securities (Cost $25,543,156)	$27,747,189	100.0
	Liabilities in Excess of Other Assets	(7,562)	—
	Net Assets	$27,739,627	100.0

Cost for federal income tax purposes is $25,735,414.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,318,028
Gross Unrealized Depreciation	(306,253)
Net Unrealized Appreciation	$2,011,775

ING SOLUTION MODERATELY AGGRESSIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,218,007	$—	$—	$2,218,007
Mutual Funds	25,529,182	—	—	25,529,182
Total Investments, at fair value	$27,747,189	$—	$—	$27,747,189

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Clarion Real Estate Portfolio — Class I	$468,077	$145,541	$(49,415)	$(12,681)	$551,522	$8,014	$15,129	$—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	459,494	92,543	(540,975)	(11,062)	—	—	64,628	—
ING Emerging Markets Equity Fund — Class I	947,536	322,831	(158,038)	(1,719)	1,110,610	—	5,628	—
ING Floating Rate Fund — Class I	454,920	168,796	(62,358)	(2,257)	559,101	19,549	805	—
ING Global Bond Fund — Class I	452,694	134,314	(582,906)	(4,102)	—	10,554	(379)	—
ING Global Bond Fund — Class R6	—	608,525	(17,800)	(33,397)	557,328	5,708	(1,413)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	654,405	163,873	(848,822)	30,544	—	—	(81,863)	—
ING Growth and Income Portfolio — Class I	906,063	191,609	(1,070,918)	(26,754)	—	8	168,163	—
ING High Yield Bond Fund — Class I	—	933,347	(67,471)	(28,393)	837,483	16,921	(2,238)	—
ING International Core Fund — Class I	1,626,711	391,686	(436,393)	77,262	1,659,266	—	111,793	—
ING International Index Portfolio — Class I	232,391	278,339	(240,018)	5,873	276,585	3	17,492	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	700,825	524,662	(323,833)	(72,521)	829,133	6,201	19,263	11,991
ING Large Cap Growth Portfolio — Class I	1,466,496	454,356	(198,433)	215,925	1,938,344	9,992	62,491	17,440
ING Large Cap Value Fund — Class I	1,023,283	120,879	(1,108,569)	(35,593)	—	3,341	61,694	—
ING Large Cap Value Fund — Class R6	—	1,796,701	(49,683)	54,364	1,801,382	5,408	7,169	99,118
ING MidCap Value Fund — Class I	1,858,439	328,203	(468,172)	230,913	1,949,383	—	131,516	—
ING MidCap Opportunities Portfolio — Class I	1,833,555	348,296	(504,280)	268,076	1,945,647	—	91,829	44,216
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	925,559	1,268,249	(211,593)	231,226	2,213,441	—	14,791	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	2,654,296	(144,782)	49,644	2,559,158	949	1,309	—
ING PIMCO High Yield Portfolio — Class I	918,237	254,726	(853,627)	(39,772)	279,564	29,529	50,155	—
ING PIMCO Total Return Bond Portfolio — Class I	503,974	36,263	(533,595)	(6,642)	—	—	6,351	—
ING RussellTM Mid Cap Index Portfolio — Class I	—	956,301	(35,351)	51,760	972,710	—	705	504
ING Small Company Portfolio — C lass I	697,742	188,904	(127,023)	77,493	837,116	4,068	37,610	63,316
ING T Rowe Price Capital Appreciation Portfolio — Class I	1,136,924	326,750	(145,628)	70,224	1,388,270	4,635	19,294	84,269
ING T. Rowe Price Equity Income Portfolio — Class I	1,489,855	243,684	(593,854)	107,987	1,247,672	3,600	124,185	871
ING T. Rowe Price Growth Equity Portfolio — Class I	788,366	566,355	(170,184)	204,342	1,388,879	267	61,459	—
ING Templeton Foreign Equity Portfolio — Class I	943,600	164,214	(1,025,078)	(82,736)	—	—	95,258	—
ING U.S. Bond Index Portfolio — Class I	613,487	1,737,479	(1,800,752)	7,124	557,338	7,836	(49,876)	15,092
ING U.S. Stock Index Portfolio — Class I	1,360,960	1,684,747	(2,944,960)	(31,497)	69,250	5,600	334,003	37,922
	$22,463,593	$17,086,469	$(15,314,511)	$1,293,631	$25,529,182	$142,183	$1,366,951	$374,739

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
24,261	iShares MSCI EMU Index Fund	$915,125	2.0
20,071	iShares iBoxx $ High Yield Corporate Bond Fund	1,837,701	4.0
11,172	iShares MSCI Emerging Markets Index Fund	455,482	1.0
8,407	Vanguard FTSE Europe ETF	458,266	1.0
	Total Exchange-Traded Funds (Cost $3,685,912)	3,666,574	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
239,622	ING BlackRock Inflation Protected Bond Portfolio — Class I	2,305,162	5.0
33,381	ING Clarion Real Estate Portfolio — Class I	912,308	2.0
80,654	ING Emerging Markets Equity Fund — Class I	918,654	2.0
136,300	ING Floating Rate Fund — Class I	1,387,536	3.0
214,035	ING Global Bond Fund — Class R6	2,305,161	5.0
226,885	ING High Yield Bond Fund — Class I	1,849,112	4.0
260,501	ING Intermediate Bond Fund — Class R6	2,539,889	5.5
126,771	ING International Core Fund — Class I	1,372,934	3.0
48,164	ING International Index Portfolio — Class I	457,557	1.0
24,161	ING JPMorgan Emerging Markets Equity Portfolio — Class I	457,618	1.0
72,564	ING Large Cap Growth Portfolio — Class I	1,259,708	2.7
83,188	ING Large Cap Value Fund — Class R6	1,031,536	2.2
124,100	ING Mid Cap Value Fund — Class I	1,842,884	4.0
118,207	ING MidCap Opportunities Portfolio — Class I	1,839,303	4.0
79,482	ING Multi-Manager International Equity Fund — Class I	915,629	2.0
167,883	ING Multi-Manager Large Cap Core Portfolio — Class I	2,288,247	5.0
44,304	ING PIMCO High Yield Portfolio — Class I	462,537	1.0
221,457	ING PIMCO Total Return Bond Portfolio — Class I	2,535,678	5.5
108,803	ING RussellTM Mid Cap Index Portfolio—Class I	1,609,199	3.5
231,287	ING Short Term Bond Fund—Class R6	2,308,243	5.0
40,782	ING Small Company Portfolio—Class I	923,305	2.0
42,689	ING T Rowe Price Capital Appreciation Portfolio—Class I	1,148,324	2.5
51,355	ING T. Rowe Price Equity Income Portfolio—Class I	802,671	1.8
12,998	ING T. Rowe Price Growth Equity Portfolio—Class I	1,033,952	2.3
745,014	ING U.S. Bond Index Portfolio—Class I	7,837,549	17.0
	Total Mutual Funds (Cost $41,504,564)	42,344,696	92.0
	Total Investments in Securities (Cost $45,190,476)	$46,011,270	100.0
	Liabilities in Excess of Other Assets	(9,251)	—
	Net Assets	$46,002,019	100.0

Cost for federal income tax purposes is $45,482,297.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,842,847
Gross Unrealized Depreciation	(1,313,874)
Net Unrealized Appreciation	$528,973

ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,666,574	$—	$—	$3,666,574
Mutual Funds	42,344,696	—	—	42,344,696
Total Investments, at fair value	$46,011,270	$—	$—	$46,011,270

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING BlackRock Inflation Protected Bond Portfolio — Class I	$2,258,727	$669,148	$(335,190)	$(287,523)	$2,305,162	$—	$(6,907)	$143,282
ING Clarion Real Estate Portfolio — Class I	940,735	185,171	(176,163)	(37,435)	912,308	14,276	45,747	—
ING Columbia Contrarian Core Portfolio (formerly, ING Davis New York Venture Portfolio) — Class I	463,446	106,747	(552,884)	(17,309)	—	—	71,235	—
ING Emerging Markets Equity Fund — Class I	961,449	206,191	(239,754)	(9,232)	918,654	—	12,842	—
ING Floating Rate Fund — Class I	1,373,618	242,219	(225,864)	(2,437)	1,387,536	52,442	(385)	—
ING Global Bond Fund — Class I	2,279,047	352,005	(2,625,970)	(5,082)	—	48,231	(5,695)	—
ING Global Bond Fund — Class R6	—	2,581,274	(122,851)	(153,262)	2,305,161	24,484	(12,703)	—
ING Goldman Sachs Commodity Strategy Portfolio — Class I	1,319,616	182,121	(1,551,222)	49,485	—	—	(138,169)	—
ING Growth and Income Portfolio — Class I	913,786	143,040	(1,014,818)	(42,008)	—	8	171,597	—
ING High Yield Bond Fund — Class I	—	2,087,615	(175,564)	(62,939)	1,849,112	38,407	(6,011)	—
ING Intermediate Bond Fund — Class I	3,310,253	321,786	(3,616,820)	(15,219)	—	36,036	11,283	—
ING Intermediate Bond Fund — Class R6	—	2,748,762	(123,966)	(84,907)	2,539,889	27,672	(2,803)	—
ING International Core Fund — Class I	1,869,152	273,553	(794,962)	25,191	1,372,934	—	158,524	—
ING International Index Portfolio — Class I	467,819	454,837	(472,332)	7,233	457,557	5	34,839	—
ING JPMorgan Emerging Markets Equity Portfolio — Class I	476,459	517,232	(503,061)	(33,012)	457,618	—	22,826	—
ING Large Cap Growth Portfolio — Class I	1,022,442	369,023	(260,963)	129,206	1,259,708	6,915	61,697	12,069
ING Large Cap Value Fund — Class I	915,363	40,426	(939,659)	(16,130)	—	2,279	73,105	—
ING Large Cap Value Fund — Class R6	—	1,072,259	(40,423)	(300)	1,031,536	2,247	6,082	60,377
ING Limited Maturity Bond Portfolio — Class I	1,589,293	922	(1,588,135)	(2,080)	—	—	2,080	—
ING MidCap Value Fund — Class I	2,335,032	182,821	(933,452)	258,483	1,842,884	—	142,634	—
ING MidCap Opportunities Portfolio — Class I	2,305,725	227,183	(931,343)	237,738	1,839,303	—	155,117	44,363
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	465,360	517,258	(141,775)	74,786	915,629	—	33,287	—
ING Multi-Manager Large Cap Core Portfolio — Class I	—	3,893,063	(1,640,127)	35,311	2,288,247	1,448	50,469	—
ING PIMCO High Yield Portfolio — Class I	2,304,926	311,783	(2,055,597)	(98,575)	462,537	64,018	125,963	—
ING PIMCO Total Return Bond Portfolio — Class I	4,984,218	648,392	(2,844,532)	(252,400)	2,535,678	93,397	100,316	26,519
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,632,700	(111,216)	87,715	1,609,199	—	3,351	847
ING Short Term Bond Fund Class — I	675,259	1,915,499	(2,590,758)	—	—	15,195	(387)	—
ING Short Term Bond Fund — Class R6	—	2,343,977	(31,544)	(4,190)	2,308,243	6,041	(120)	—
ING Small Company Portfolio — Class I	935,207	161,709	(264,373)	90,762	923,305	4,763	50,775	74,126
ING T Rowe Price Capital Appreciation Portfolio — Class I	1,144,407	184,656	(222,997)	42,258	1,148,324	4,083	42,290	74,229
ING T. Rowe Price Equity Income Portfolio — Class I	1,613,846	93,721	(901,128)	(3,768)	802,671	2,466	203,516	597
ING T. Rowe Price Growth Equity Portfolio — Class I	340,321	759,447	(217,585)	151,769	1,033,952	206	41,458	—
ING Templeton Foreign Equity Portfolio — Class I	473,864	47,858	(466,549)	(55,173)	—	—	62,020	—
ING U.S. Bond Index Portfolio — Class I	5,753,515	6,378,954	(4,091,941)	(202,979)	7,837,549	82,515	(152,314)	93,175
ING U.S. Stock Index Portfolio — Class I	1,370,685	2,183,065	(3,514,459)	(39,291)	—	4,808	357,956	32,547
	$44,863,570	$34,036,417	$(36,319,977)	$(235,314)	$42,344,696	$531,942	$1,715,515	$562,131

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 22.3%
13,800		Autozone, Inc.	$5,833,674	0.7
61,300		Bed Bath & Beyond, Inc.	4,742,168	0.6
127,200		Bloomin’ Brands, Inc.	3,003,192	0.4
58,100		Brinker International, Inc.	2,354,793	0.3
120,300		Carmax, Inc.	5,830,941	0.7
33,700		Charter Communications, Inc.	4,541,412	0.5
83,200		Chico’s FAS, Inc.	1,386,112	0.2
11,100		Chipotle Mexican Grill, Inc.	4,758,570	0.6
72,800		Choice Hotels International, Inc.	3,144,232	0.4
81,200		Delphi Automotive PLC	4,743,704	0.6
49,100		Dick’s Sporting Goods, Inc.	2,620,958	0.3
87,750		Discovery Communications, Inc. — Class C	6,855,030	0.8
82,900		Dollar General Corp.	4,680,534	0.6
95,100		Dollar Tree, Inc.	5,435,916	0.7
21,700		DSW, Inc.	1,851,444	0.2
28,600	@	Fossil Group, Inc.	3,324,464	0.4
40,900		Gap, Inc.	1,647,452	0.2
72,900		Gentex Corp.	1,865,511	0.2
233,880	@	Groupon, Inc.	2,621,795	0.3
137,100		Interpublic Group of Cos., Inc.	2,355,378	0.3
56,000		Kohl’s Corp.	2,898,000	0.3
81,200		L Brands, Inc.	4,961,320	0.6
104,500	@	Liberty Media Corp. — Interactive	2,452,615	0.3
43,100		Lululemon Athletica, Inc.	3,150,179	0.4
15,300		Lumber Liquidators	1,631,745	0.2
52,650		The Madison Square Garden, Inc.	3,057,385	0.4
104,212		Marriott International, Inc.	4,383,157	0.5
128,800		Mattel, Inc.	5,391,568	0.6
73,400		McGraw-Hill Cos., Inc.	4,814,306	0.6
41,600		Men’s Wearhouse, Inc.	1,416,480	0.2
23,019		Michael Kors Holdings Ltd.	1,715,376	0.2
17,592		NetFlix, Inc.	5,439,622	0.7
19,900	@	Norwegian Cruise Line Holdings Ltd.	613,915	0.1
50,700		Omnicom Group, Inc.	3,216,408	0.4
49,300	@	O’Reilly Automotive, Inc.	6,290,187	0.8
87,200	@	Pandora Media, Inc.	2,191,336	0.3
25,200		Panera Bread Co.	3,994,956	0.5
41,700		Petsmart, Inc.	3,180,042	0.4
86,200		Ross Stores, Inc.	6,275,360	0.8
50,000	@	Royal Caribbean Cruises Ltd.	1,914,000	0.2
36,500		Sotheby’s	1,793,245	0.2
72,900		Starwood Hotels & Resorts Worldwide, Inc.	4,844,205	0.6
67,600	@	Taylor Morrison Home Corp.	1,531,140	0.2
48,400		Tiffany & Co.	3,708,408	0.4
82,150		Tim Hortons, Inc.	4,764,700	0.6
81,200	@	Toll Brothers, Inc.	2,633,316	0.3
64,000		Tractor Supply Co.	4,298,880	0.5
49,000		TripAdvisor, Inc.	3,716,160	0.4
57,200		TRW Automotive Holdings Corp.	4,078,932	0.5
39,300		Urban Outfitters, Inc.	1,445,061	0.2
39,800		Williams-Sonoma, Inc.	2,236,760	0.3
30,900		Wynn Resorts Ltd.	4,882,509	0.6
			182,518,553	22.3

		Consumer Staples: 5.5%
34,100		Beam, Inc.	2,204,565	0.3
44,750		Brown-Forman Corp.	3,048,818	0.4
30,000		Campbell Soup Co.	1,221,300	0.1
70,400		Church & Dwight Co., Inc.	4,227,520	0.5
29,000		Clorox Co.	2,369,880	0.3
68,700		Dr Pepper Snapple Group, Inc.	3,079,134	0.4
131,100		Flowers Foods, Inc.	2,810,784	0.3
41,000	@	Fresh Market, Inc.	1,939,710	0.2
36,900		Hershey Co.	3,413,250	0.4
21,100		JM Smucker Co.	2,216,344	0.3
41,100		Kellogg Co.	2,413,803	0.3
89,700		Lorillard, Inc.	4,016,766	0.5
59,700		McCormick & Co., Inc.	3,862,590	0.5
29,800		Mead Johnson Nutrition Co.	2,212,948	0.3
9,900	@	Sprouts Farmers Market, Inc.	439,461	0.0
99,000		Whole Foods Market, Inc.	5,791,500	0.7
			45,268,373	5.5

		Energy: 6.3%
82,600		Cabot Oil & Gas Corp.	3,082,632	0.4
42,300		Cameron International Corp.	2,469,051	0.3
19,500		Cimarex Energy Co.	1,879,800	0.2
34,600		Concho Resources, Inc.	3,764,826	0.5
19,100		Continental Resources, Inc.	2,048,666	0.2
16,300		Core Laboratories NV	2,758,123	0.3
36,700	@	Diamondback Energy, Inc.	1,564,888	0.2
26,900		Dresser-Rand Group, Inc.	1,678,560	0.2
40,800		Energy XXI Bermuda Ltd.	1,232,160	0.1
34,400		EQT Corp.	3,051,968	0.4
44,700		FMC Technologies, Inc.	2,477,274	0.3
96,700	@	Frank’s International N.V.	2,894,231	0.4
186,500	L	Halcon Resources Corp.	826,195	0.1
49,900		Oceaneering International, Inc.	4,053,876	0.5
31,200		Pioneer Natural Resources Co.	5,890,560	0.7
71,900		Range Resources Corp.	5,456,491	0.7
34,300		SM Energy Co.	2,647,617	0.3
34,500		Southwestern Energy Co.	1,255,110	0.2
56,400		Tesoro Corp.	2,480,472	0.3
			51,512,500	6.3

		Financials: 6.8%
30,100		Arch Capital Group Ltd.	1,629,313	0.2

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
47,700		Artisan Partners Asset Management, Inc.	$2,497,572	0.3
50,400	@	Axis Capital Holdings Ltd.	2,182,824	0.3
59,900		BankUnited, Inc.	1,868,281	0.2
92,200		Brown & Brown, Inc.	2,959,620	0.4
81,733		CBOE Holdings, Inc.	3,696,783	0.5
167,900		E*Trade Financial Corp.	2,770,350	0.3
78,500		Fidelity National Financial, Inc.	2,088,100	0.3
127,413		First Horizon National Corp.	1,400,269	0.2
117,000		Forest City Enterprises, Inc.	2,215,980	0.3
43,600		HCC Insurance Holdings, Inc.	1,910,552	0.2
24,200		IntercontinentalExchange, Inc.	4,390,364	0.5
58,400		Invesco Ltd.	1,862,960	0.2
34,300		Jones Lang LaSalle, Inc.	2,994,390	0.4
97,200		Lazard Ltd.	3,501,144	0.4
59,100		Moody’s Corp.	4,156,503	0.5
45,900		MSCI, Inc. — Class A	1,847,934	0.2
30,200		Northern Trust Corp.	1,642,578	0.2
73,700		Progressive Corp.	2,006,851	0.2
18,500	@	RenaissanceRe Holdings Ltd.	1,674,805	0.2
23,300		SVB Financial Group	2,012,421	0.3
97,400		TD Ameritrade Holding Corp.	2,549,932	0.3
45,100		Willis Group Holdings PLC	1,954,183	0.2
			55,813,709	6.8

		Health Care: 15.9%
17,200		Actavis, Inc.	2,476,800	0.3
47,400		Agilent Technologies, Inc.	2,429,250	0.3
59,000		Alexion Pharmaceuticals, Inc.	6,853,440	0.8
69,900		Alkermes PLC	2,350,038	0.3
36,800	@	Alnylam Pharmaceuticals, Inc.	2,355,568	0.3
97,500		AmerisourceBergen Corp.	5,957,250	0.7
76,700	@	Ariad Pharmaceuticals, Inc.	1,411,280	0.2
17,500	@	Athenahealth, Inc.	1,899,800	0.2
59,300	@	BioMarin Pharmaceuticals, Inc.	4,282,646	0.5
91,800		Bruker BioSciences Corp.	1,895,670	0.2
102,650	@	Catamaran Corp.	4,716,768	0.6
62,800	@	Cerner Corp.	3,300,140	0.4
31,100		Cigna Corp.	2,390,346	0.3
46,400		Community Health Systems, Inc.	1,925,600	0.2
23,600	@	Covance, Inc.	2,040,456	0.3
4,215		CR Bard, Inc.	485,568	0.1
36,800		Cubist Pharmaceuticals, Inc.	2,338,640	0.3
68,800	@	DaVita, Inc.	3,914,720	0.5
49,200		Densply International, Inc.	2,135,772	0.3
17,900		Edwards Lifesciences Corp.	1,246,377	0.2
68,400		Envision Healthcare Holdings, Inc.	1,780,452	0.2
37,600		Henry Schein, Inc.	3,899,120	0.5
44,400	@	HMS Holdings Corp.	955,044	0.1
44,000		Hospira, Inc.	1,725,680	0.2
19,200		Humana, Inc.	1,791,936	0.2
35,600		Idexx Laboratories, Inc.	3,547,540	0.4
174,300		Incyte Corp., Ltd.	6,649,545	0.8
34,900	@	Infinity Pharmaceuticals, Inc.	609,005	0.1
26,100		Jazz Pharmaceuticals PLC	2,400,417	0.3
33,500	@	Laboratory Corp. of America Holdings	3,321,190	0.4
26,000		Medivation, Inc.	1,558,440	0.2
32,300		Mednax, Inc.	3,242,920	0.4
20,900		Mettler Toledo International, Inc.	5,017,881	0.6
51,000	@,L	Myriad Genetics, Inc.	1,198,500	0.1
36,100		Pharmacyclics, Inc.	4,996,962	0.6
31,900		Questcor Pharmaceuticals, Inc.	1,850,200	0.2
46,300	@	Quintiles Transnational Holdings, Inc.	2,077,944	0.3
18,700		Regeneron Pharmaceuticals, Inc.	5,850,669	0.7
18,100		Teleflex, Inc.	1,489,268	0.2
37,200		Thoratec Corp.	1,387,188	0.2
38,900		Universal Health Services, Inc.	2,917,111	0.4
27,400		Valeant Pharmaceuticals International	2,858,642	0.4
66,900		Vertex Pharmaceuticals, Inc.	5,072,358	0.6
16,900		Waters Corp.	1,794,949	0.2
21,600		WellCare Health Plans, Inc.	1,506,384	0.2
113,750		Zoetis, Inc.	3,539,900	0.4
			129,445,374	15.9

		Industrials: 16.4%
40,700		Alaska Air Group, Inc.	2,548,634	0.3
74,262		Ametek, Inc.	3,417,537	0.4
113,150		Babcock & Wilcox Co.	3,815,418	0.5
26,900		CH Robinson Worldwide, Inc.	1,602,164	0.2
29,500		Clarcor, Inc.	1,638,135	0.2
28,900		Clean Harbors, Inc.	1,695,274	0.2
31,200		Copa Holdings S.A.	4,326,504	0.5
53,400		Copart, Inc.	1,697,586	0.2
20,700		CoStar Group, Inc.	3,475,530	0.4
73,500		Donaldson Co., Inc.	2,802,555	0.3
17,200		Dun & Bradstreet Corp.	1,786,220	0.2
80,900		Expeditors International Washington, Inc.	3,564,454	0.4
62,900		Fastenal Co.	3,160,725	0.4
56,900		Flowserve Corp.	3,549,991	0.4
39,800		Fluor Corp.	2,824,208	0.3
73,700		Fortune Brands Home & Security, Inc.	3,068,131	0.4
33,300		Graco, Inc.	2,466,198	0.3

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
64,500		Hertz Global Holdings, Inc.	$1,429,320	0.2
34,600		Hubbell, Inc.	3,624,004	0.4
32,100		IDEX Corp.	2,094,525	0.3
44,400		IHS, Inc.	5,069,592	0.6
44,300		JB Hunt Transport Services, Inc.	3,230,799	0.4
24,800		Joy Global, Inc.	1,265,792	0.2
44,800		Kansas City Southern	4,899,328	0.6
40,400		Landstar System, Inc.	2,261,592	0.3
47,000		Manpower, Inc.	3,418,780	0.4
55,400	@	Nielsen Holdings NV	2,019,330	0.3
28,200		Nordson Corp.	2,076,366	0.3
25,100		Paccar, Inc.	1,397,066	0.2
52,400		Pall Corp.	4,036,896	0.5
62,800	@	Quanta Services, Inc.	1,727,628	0.2
76,700		Rexnord Corp.	1,595,360	0.2
40,600	L	Ritchie Brothers Auctioneers, Inc.	819,308	0.1
72,800		Robert Half International, Inc.	2,841,384	0.4
35,300		Roper Industries, Inc.	4,690,311	0.6
60,500	@	Sensata Technologies Holdings N.V.	2,315,335	0.3
18,700		Snap-On, Inc.	1,860,650	0.2
224,700		Southwest Airlines Co.	3,271,632	0.4
16,500	@	Stericycle, Inc.	1,904,100	0.2
57,700	@	Terex Corp.	1,938,720	0.2
59,000		Textron, Inc.	1,628,990	0.2
17,200		TransDigm Group, Inc.	2,385,640	0.3
18,800		Triumph Group, Inc.	1,320,136	0.2
23,700		Valmont Industries, Inc.	3,292,167	0.4
54,600		Verisk Analytics, Inc.	3,546,816	0.4
37,400		WABCO Holdings, Inc.	3,151,324	0.4
55,200		Wabtec Corp.	3,470,424	0.4
65,500		Waste Connections, Inc.	2,974,355	0.4
18,100		WW Grainger, Inc.	4,736,951	0.6
			133,733,885	16.4

		Information Technology: 18.9%
30,200	@,L	3D Systems Corp.	1,630,498	0.2
60,000		Akamai Technologies, Inc.	3,102,000	0.4
18,500		Alliance Data Systems Corp.	3,912,195	0.5
131,100		Altera Corp.	4,871,676	0.6
55,600		Amphenol Corp.	4,302,328	0.5
46,700		Analog Devices, Inc.	2,197,235	0.3
46,100		Ansys, Inc.	3,988,572	0.5
79,000		ARM Holdings PLC ADR	3,801,480	0.5
99,100		Aruba Networks, Inc.	1,649,024	0.2
66,800		Autodesk, Inc.	2,750,156	0.3
29,800	@	Check Point Software Technologies	1,685,488	0.2
79,900	@	Ciena Corp.	1,995,902	0.2
51,600		Citrix Systems, Inc.	3,643,476	0.4
25,400		Commvault Systems, Inc.	2,230,882	0.3
48,300		Concur Technologies, Inc.	5,337,150	0.7
74,900	@	CoreLogic, Inc.	2,026,045	0.2
36,600	@	Cornerstone OnDemand, Inc.	1,882,704	0.2
318,224	@,X	Coupon.com	1,139,242	0.1
19,495	@,X	Dropbox, Inc.	190,563	0.0
15,200		Equinix, Inc.	2,791,480	0.3
44,700		F5 Networks, Inc.	3,833,472	0.5
14,000		Factset Research Systems, Inc.	1,527,400	0.2
18,800		FEI Co.	1,650,640	0.2
25,200	@	FireEye, Inc.	1,046,556	0.1
61,300	@	Fortinet, Inc.	1,241,938	0.2
89,900		Gartner, Inc.	5,394,000	0.7
88,600		Genpact Ltd.	1,672,768	0.2
38,400		Guidewire Software, Inc.	1,809,024	0.2
42,900		Informatica Corp.	1,671,813	0.2
80,300		Intuit, Inc.	5,324,693	0.6
31,300	L	IPG Photonics Corp.	1,762,503	0.2
157,400	@	JDS Uniphase Corp.	2,315,354	0.3
78,700		Juniper Networks, Inc.	1,562,982	0.2
30,400		KLA-Tencor Corp.	1,849,840	0.2
93,000		Linear Technology Corp.	3,688,380	0.4
24,800		LinkedIn Corp.	6,102,288	0.7
31,000	@	Mellanox Technologies Ltd.	1,176,760	0.1
74,000		Microchip Technology, Inc.	2,981,460	0.4
35,800		Motorola Solutions, Inc.	2,125,804	0.3
55,500		National Instruments Corp.	1,716,615	0.2
20,600		NetSuite, Inc.	2,223,564	0.3
41,000		Paychex, Inc.	1,666,240	0.2
54,800		Rackspace Hosting, Inc.	2,891,248	0.4
109,000		Red Hat, Inc.	5,029,260	0.6
40,000		Salesforce.com, Inc.	2,076,400	0.3
30,600		Sandisk Corp.	1,821,006	0.2
106,400		ServiceNow, Inc.	5,527,480	0.7
28,600	@	Sina Corp.	2,321,462	0.3
87,900		Skyworks Solutions, Inc.	2,183,436	0.3
26,600		Solera Holdings, Inc.	1,406,342	0.2
8,200	@	Tableau Software, Inc.	584,168	0.1
26,600		Teradata Corp.	1,474,704	0.2
68,700		TIBCO Software, Inc.	1,758,033	0.2
143,400		Trimble Navigation Ltd.	4,260,414	0.5
131,700		Vantiv, Inc.	3,679,698	0.4
50,347		Workday, Inc.	4,074,583	0.5
97,300		Xilinx, Inc.	4,559,478	0.6
32,800	@	Zebra Technologies Corp.	1,493,384	0.2
			154,613,286	18.9

		Materials: 5.3%
15,400		Air Products & Chemicals, Inc.	1,641,178	0.2
22,000		Albemarle Corp.	1,384,680	0.2
111,500		Ball Corp.	5,004,120	0.6
36,900		Carpenter Technology Corp.	2,144,259	0.3
83,900		Celanese Corp.	4,429,081	0.5
8,600		CF Industries Holdings, Inc.	1,813,138	0.2
27,800		Compass Minerals International, Inc.	2,120,306	0.3

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
166,700		Eldorado Gold Corp.	$1,118,557	0.1
39,882		FMC Corp.	2,860,337	0.3
20,600		PPG Industries, Inc.	3,441,436	0.4
67,700		Rockwood Holdings, Inc.	4,529,130	0.6
33,700		Sherwin-Williams Co.	6,139,466	0.8
21,200		Sigma-Aldrich Corp.	1,808,360	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	1,619,150	0.2
78,700		Stillwater Mining Co	866,487	0.1
51,600		Vulcan Materials Co.	2,673,396	0.3
			43,593,081	5.3

		Telecommunication Services: 2.0%
111,000		Crown Castle International Corp.	8,106,330	1.0
101,150		SBA Communications Corp.	8,138,529	1.0
			16,244,859	2.0

		Utilities: 0.3%
112,700	@	Calpine Corp.	2,189,761	0.3
		Total Common Stock (Cost $525,171,815)	814,933,381	99.7

PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
24,209	X	Dropbox, Inc. — Series A	236,643	0.0
118,921	X	Dropbox, Inc. — Series A-1	1,162,453	0.2
		Total Preferred Stock (Cost $1,295,198)	1,399,096	0.2
		Total Long-Term Investments (Cost $526,467,013)	816,332,477	99.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
		Securities Lending Collateralcc(1): 0.8%
1,550,958		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,550,961, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $1,581,982, due 07/28/14-07/18/33)	1,550,958	0.2
1,550,958		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $1,550,961, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,581,994, due 03/01/23-07/01/43)	1,550,958	0.2
1,550,958		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $1,550,961, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $1,581,977, due 02/01/16-05/01/46)	1,550,958	0.2
1,550,958		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $1,550,961, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,581,978, due 11/20/13-11/01/47)	1,550,958	0.2
326,501		UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $326,501, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $333,032, due 10/15/13-02/15/43)	326,501	0.0
			6,530,333	0.8

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.1%
530,217	T. Rowe Price Reserve Investment Fund, 0.030%†† (Cost $530,217)	$530,217	$0.1
	Total Short-Term Investments (Cost $7,060,550)	7,060,550	0.9
	Total Investments in Securities (Cost $533,527,563)	$823,393,027	100.8
	Liabilities in Excess of Other Assets	(6,466,361)	(0.8)
	Net Assets	$816,926,666	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $533,801,364.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$299,501,457
Gross Unrealized Depreciation	(9,909,794)
Net Unrealized Appreciation	$289,591,663

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$182,518,553	$—	$—	$182,518,553
Consumer Staples	45,268,373	—	—	45,268,373
Energy	51,512,500	—	—	51,512,500
Financials	55,813,709	—	—	55,813,709
Health Care	129,445,374	—	—	129,445,374
Industrials	133,733,885	—	—	133,733,885
Information Technology	153,283,481	—	1,329,805	154,613,286
Materials	41,973,931	1,619,150	—	43,593,081
Telecommunication Services	16,244,859	—	—	16,244,859
Utilities	2,189,761	—	—	2,189,761
Total Common Stock	811,984,426	1,619,150	1,329,805	814,933,381
Preferred Stock	$—	$—	$1,399,096	$1,399,096
Short-Term Investments	530,217	6,530,333	—	7,060,550
Total Investments, at fair value	$812,514,643	$8,149,483	$2,728,901	$823,393,027

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$1,812,683	$51,132,396	$(52,414,862)	$—	$530,217	$398	$—	$—
	$1,812,683	$51,132,396	$(52,414,862)	$—	$530,217	$398	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Consumer Discretionary: 28.0%
210,200		Amazon.com, Inc.	$65,716,928	4.7
26,900		Autozone, Inc.	11,371,437	0.8
191,100		Carmax, Inc.	9,262,617	0.7
150,163		Carnival PLC	5,087,485	0.4
33,900	@	Charter Communications, Inc.	4,568,364	0.3
33,300		Chipotle Mexican Grill, Inc.	14,275,710	1.0
162,700	@	Ctrip.com International Ltd. ADR	9,506,561	0.7
89,200	@	Discovery Communications, Inc. — Class C	6,968,304	0.5
71,900		Dollar Tree, Inc.	4,109,804	0.3
261,800		D.R. Horton, Inc.	5,086,774	0.4
79,400		Harley-Davidson, Inc.	5,100,656	0.4
359,600		Home Depot, Inc.	27,275,660	1.9
242,100		Las Vegas Sands Corp.	16,080,282	1.1
149,200		Lennar Corp.	5,281,680	0.4
247,100		Lowe’s Cos., Inc.	11,764,431	0.8
114,900		Lululemon Athletica, Inc.	8,398,041	0.6
101,511		Marriott International, Inc.	4,269,552	0.3
378,000	@	MGM Resorts International	7,726,320	0.5
44,300	@	NetFlix, Inc.	13,698,003	1.0
112,900		Nike, Inc.	8,201,056	0.6
520,500		Prada SpA	5,055,781	0.3
40,459		Priceline.com, Inc.	40,902,026	2.9
97,500		Ross Stores, Inc.	7,098,000	0.5
350,400		Starbucks Corp.	26,970,288	1.9
137,200		Starwood Hotels & Resorts Worldwide, Inc.	9,116,940	0.6
78,300	@,L	Tesla Motors, Inc.	15,144,786	1.1
152,200		Tractor Supply Co.	10,223,274	0.7
108,400		TripAdvisor, Inc.	8,221,056	0.6
274,000		Twenty-First Century Fox, Inc.	9,179,000	0.7
111,800		Under Armour, Inc.	8,882,510	0.6
128,500		Walt Disney Co.	8,286,965	0.6
294,800		Wynn Macau Ltd.	1,007,684	0.1
			393,837,975	28.0

		Consumer Staples: 5.1%
39,212		Anheuser-Busch InBev Worldwide, Inc.	3,889,742	0.3
89,000		Costco Wholesale Corp.	10,245,680	0.7
225,000		CVS Caremark Corp.	12,768,750	0.9
92,000	L	Green Mountain Coffee Roasters, Inc.	6,930,360	0.5
81,900	@	Monster Beverage Corp.	4,279,275	0.3
64,342		Nestle S.A.	4,486,833	0.3
85,500		PepsiCo, Inc.	6,797,250	0.5
26,892		Pernod-Ricard S.A.	3,339,335	0.2
68,800		Procter & Gamble Co.	5,200,592	0.4
237,300		Whole Foods Market, Inc.	13,882,050	1.0
			71,819,867	5.1

		Energy: 5.0%
189,700		Cabot Oil & Gas Corp.	7,079,604	0.5
64,200		Concho Resources, Inc.	6,985,602	0.5
41,700		EOG Resources, Inc.	7,058,976	0.5
73,500		EQT Corp.	6,520,920	0.5
128,200		FMC Technologies, Inc.	7,104,844	0.5
82,800		Pioneer Natural Resources Co.	15,632,640	1.1
145,900		Range Resources Corp.	11,072,351	0.8
88,600		Schlumberger Ltd.	7,828,696	0.6
			69,283,633	5.0

		Financials: 5.2%
28,700		Affiliated Managers Group, Inc.	5,241,768	0.4
185,500		American Express Co.	14,008,960	1.0
364,500		American Tower Corp.	27,020,385	1.9
153,924		Franklin Resources, Inc.	7,780,858	0.5
26,600		IntercontinentalExchange, Inc.	4,825,772	0.3
333,300		Invesco Ltd.	10,632,270	0.8
151,100		TD Ameritrade Holding Corp.	3,955,798	0.3
			73,465,811	5.2

		Health Care: 11.3%
71,300		Alexion Pharmaceuticals, Inc.	8,282,208	0.6
99,300		Biogen Idec, Inc.	23,907,468	1.7
99,958		Celgene Corp.	15,386,535	1.1
577,400		Gilead Sciences, Inc.	36,283,816	2.6
69,600		Idexx Laboratories, Inc.	6,935,640	0.5
140,200		McKesson Corp.	17,987,660	1.3
35,465		Novo-Nordisk A/S	6,006,509	0.4
57,400	@	Pharmacyclics, Inc.	7,945,308	0.6
24,800	@	Regeneron Pharmaceuticals, Inc.	7,759,176	0.5
64,100		Stryker Corp.	4,332,519	0.3
83,900		UnitedHealth Group, Inc.	6,008,079	0.4
121,200		Valeant Pharmaceuticals International	12,644,796	0.9
66,100		Vertex Pharmaceuticals, Inc.	5,011,702	0.4
			158,491,416	11.3

		Industrials: 11.8%
133,000		Boeing Co.	15,627,500	1.1
453,400		Danaher Corp.	31,429,688	2.2
199,300		Delta Airlines, Inc.	4,701,487	0.3
331,200		Fastenal Co.	16,642,800	1.2
68,000		Flowserve Corp.	4,242,520	0.3
66,600		JB Hunt Transport Services, Inc.	4,857,138	0.3
143,100		Kansas City Southern	15,649,416	1.1
127,500		Precision Castparts Corp.	28,973,100	2.1
111,400		Roper Industries, Inc.	14,801,718	1.1
55,300		Union Pacific Corp.	8,590,302	0.6
206,840		United Continental Holdings, Inc.	6,352,056	0.5
106,600		United Parcel Service, Inc. — Class B	9,740,042	0.7
14,900		WW Grainger, Inc.	3,899,479	0.3
			165,507,246	11.8

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 26.0%
106,900	@	Akamai Technologies, Inc.	$5,526,730	0.4
22,900		Alliance Data Systems Corp.	4,842,663	0.3
78,000		Apple, Inc.	37,186,500	2.6
88,800	@	Baidu.com ADR	13,779,984	1.0
132,700		Cognizant Technology Solutions Corp.	10,897,324	0.8
44,200		Concur Technologies, Inc.	4,884,100	0.4
532,600		eBay, Inc.	29,713,754	2.1
145,200		Facebook, Inc.	7,294,848	0.5
53,200		Fiserv, Inc.	5,375,860	0.4
86,850		Google, Inc. — Class A	76,072,784	5.4
262,800		Juniper Networks, Inc.	5,219,208	0.4
69,000		LinkedIn Corp.	16,978,140	1.2
84,501	@,X	LivingSocial.com	94,641	0.0
57,300		Mastercard, Inc.	38,550,294	2.7
46,000	@	NetSuite, Inc.	4,965,240	0.4
9,733		NHN Corp.	5,041,692	0.3
268,500		Qualcomm, Inc.	18,086,160	1.3
52,700	@	Rackspace Hosting, Inc.	2,780,452	0.2
162,700		Red Hat, Inc.	7,506,978	0.5
325,164		Salesforce.com, Inc.	16,879,263	1.2
135,700	@	ServiceNow, Inc.	7,049,615	0.5
79,300		Tencent Holdings Ltd.	4,170,275	0.3
197,900		Visa, Inc.	37,818,690	2.7
61,100	@	Workday, Inc.	4,944,823	0.4
			365,660,018	26.0

		Materials: 3.6%
158,700		Ecolab, Inc.	15,673,212	1.1
72,000		FMC Corp.	5,163,840	0.4
36,400		Martin Marietta Materials, Inc.	3,573,388	0.3
98,800		Praxair, Inc.	11,876,748	0.8
77,900		Sherwin-Williams Co.	14,191,822	1.0
			50,479,010	3.6

		Telecommunication Services: 3.4%
492,312		Crown Castle International Corp.	35,953,546	2.6
78,400		SBA Communications Corp.	6,308,064	0.4
83,000		Softbank Corp.	5,764,143	0.4
			48,025,753	3.4
		Total Common Stock (Cost $934,695,998)	1,396,570,729	99.4

PREFERRED STOCK: 0.3%
		Information Technology: 0.3%
44,243	@,X	Twitter, Inc.	1,077,317	0.1
72,209	@,X	Twitter, Inc. — Series G-2	1,758,289	0.1
115	@,X	Twitter, Inc. — Series A	2,800	0.0
1,793	@,X	Twitter, Inc. — Series B	43,660	0.0
32,286	@,X	Twitter, Inc. — Series B	786,164	0.1
8,758	@,X	Twitter, Inc. — Series C	213,257	0.0
460	@,X	Twitter, Inc. — Series C	11,201	0.0
16,982	@,X	Twitter, Inc. — Series D	413,512	0.0
5,817	@,X	Twitter, Inc. — Series F	141,644	0.0
		Total Preferred Stock (Cost $2,935,324)	4,447,844	0.3
		Total Long-Term Investments (Cost $937,631,322)	1,401,018,573	99.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateralcc(1): 1.6%
5,240,416		Cantor Fitzgerald, Repurchase Agreement dated 09/30/13, 0.11%, due 10/01/13 (Repurchase Amount $5,240,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,345,224, due 11/15/13-05/01/51)	5,240,416	0.4
5,240,416		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $5,240,426, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $5,345,241, due 07/28/14-07/18/33)	5,240,416	0.3
5,240,416		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $5,240,427, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $5,345,224, due 02/01/16-05/01/46)	5,240,416	0.4

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
5,240,416	Mizuho Securities USA Inc., Repurchase Agreement dated 09/30/13, 0.13%, due 10/01/13 (Repurchase Amount $5,240,435, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,345,225, due 01/02/14-09/01/45)	$5,240,416	0.4
1,103,196	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,103,197, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $1,125,262, due 10/15/13-02/15/43)	1,103,196	0.1
		22,064,860	1.6

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 1.2%
16,725,475	T. Rowe Price Reserve Investment Fund, 0.030%†† (Cost $16,725,475)	16,725,475	1.2
	Total Short-Term Investments (Cost $38,790,335)	38,790,335	2.8
	Total Investments in Securities (Cost $976,421,657)	$1,439,808,908	102.5
	Liabilities in Excess of Other Assets	(34,712,279)	(2.5)
	Net Assets	$1,405,096,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $979,414,930.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$465,892,562
Gross Unrealized Depreciation	(5,498,584)
Net Unrealized Appreciation	$460,393,978

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$382,687,025	$11,150,950	$—	$393,837,975
Consumer Staples	60,103,957	11,715,910	—	71,819,867
Energy	69,283,633	—	—	69,283,633
Financials	73,465,811	—	—	73,465,811
Health Care	152,484,907	6,006,509	—	158,491,416
Industrials	165,507,246	—	—	165,507,246
Information Technology	356,353,410	9,211,967	94,641	365,660,018
Materials	50,479,010	—	—	50,479,010
Telecommunication Services	42,261,610	5,764,143	—	48,025,753
Total Common Stock	1,352,626,609	43,849,479	94,641	1,396,570,729
Preferred Stock	—	—	4,447,844	4,447,844
Short-Term Investments	16,725,475	22,064,860	—	38,790,335
Total Investments, at fair value	$1,369,352,084	$65,914,339	$4,542,485	$1,439,808,908

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$13,324,410	$214,625,473	$(211,224,408)	$—	$16,725,475	$5,421	$—	$—
	$13,324,410	$214,625,473	$(211,224,408)	$—	$16,725,475	$5,421	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING TEMPLETON FOREIGN EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Brazil: 0.9%
356,414		Petroleo Brasileiro SA ADR	$5,520,853	0.6
235,473		Vale SA ADR	3,346,071	0.3
			8,866,924	0.9

		Canada: 1.2%
1,087,500		Talisman Energy, Inc.	12,479,249	1.2

		China: 3.5%
3,169,000		China Life Insurance Co., Ltd.	8,206,871	0.8
1,077,000		China Mobile Ltd.	12,118,567	1.2
21,910,000		China Telecom Corp., Ltd.	10,819,335	1.1
11,564,153		Shanghai Electric Group Co., Ltd.	4,121,522	0.4
			35,266,295	3.5

		France: 12.7%
146,540		Alstom	5,215,405	0.5
877,886		AXA S.A.	20,374,710	2.0
282,448		BNP Paribas	19,106,053	1.9
151,100		Cie de Saint-Gobain	7,499,461	0.8
172,004		Cie Generale des Etablissements Michelin	19,075,555	1.9
236,062		Gaz de France	5,917,080	0.6
265,111		Sanofi	26,849,627	2.7
311,494	L	Total S.A.	18,055,084	1.8
226,170		Vivendi	5,202,649	0.5
			127,295,624	12.7

		Germany: 11.1%
133,831		Bayer AG	15,782,810	1.6
306,908		Deutsche Post AG	10,179,543	1.0
432,416		E.ON AG	7,695,008	0.8
199,265		HeidelbergCement AG	15,397,222	1.5
1,624,255		Infineon Technologies AG	16,278,798	1.6
95,179		Merck KGaA	14,855,782	1.5
54,987		Muenchener Rueckversicherungs AG	10,748,960	1.1
60,826		SAP AG	4,498,391	0.4
136,610		Siemens AG	16,474,938	1.6
			111,911,452	11.1

		Hong Kong: 2.5%
2,691,700		AIA Group Ltd.	12,665,984	1.2
235,500		Cheung Kong Holdings Ltd. ADR	3,590,598	0.4
732,000		Hutchison Whampoa Ltd.	8,779,268	0.9
			25,035,850	2.5

		India: 1.2%
511,996		Housing Development Finance Corp.	6,254,419	0.6
174,612		ICICI Bank Ltd. ADR	5,322,174	0.6
			11,576,593	1.2

		Italy: 3.7%
701,436	L	ENI S.p.A.	16,124,740	1.6
5,352,423		Intesa Sanpaolo S.p.A.	11,071,655	1.1
1,540,476		UniCredit SpA	9,837,216	1.0
			37,033,611	3.7

		Japan: 6.1%
1,044,200		Itochu Corp.	12,863,699	1.3
317,400		Nikon Corp.	5,563,657	0.5
1,082,800		Nissan Motor Co., Ltd.	10,928,408	1.1
263,200		Toyota Motor Corp.	16,881,003	1.7
397,700		Trend Micro, Inc.	14,861,484	1.5
			61,098,251	6.1

		Netherlands: 7.5%
251,198		Akzo Nobel NV	16,503,870	1.6
326,295		Koninklijke Philips NV	10,526,615	1.0
101,188		Randstad Holdings NV	5,707,165	0.6
426,076		Royal Dutch Shell PLC — Class B	14,700,903	1.5
547,595		SBM Offshore NV	10,835,794	1.1
1,362,400		TNT Express NV	12,436,352	1.2
125,610		Unilever NV	4,794,119	0.5
			75,504,818	7.5

		Norway: 3.1%
517,254		Statoil ASA	11,748,497	1.2
852,633		Telenor ASA	19,485,596	1.9
			31,234,093	3.1

		Portugal: 1.0%
582,390		Galp Energia SGPS SA	9,689,127	1.0

		Singapore: 2.8%
1,055,582		DBS Group Holdings Ltd.	13,818,235	1.4
4,822,000		Singapore Telecommunications Ltd.	14,360,359	1.4
			28,178,594	2.8

		South Korea: 4.6%
20,821		Hyundai Mobis	5,538,835	0.6
255,418		KB Financial Group, Inc. ADR	8,944,738	0.9
60,550		POSCO ADR	4,458,902	0.5
18,374		POSCO	5,442,970	0.5
33,521	L	Samsung Electronics Co., Ltd. GDR	21,386,398	2.1
			45,771,843	4.6

		Spain: 3.0%
36,107		Inditex S.A.	5,569,599	0.6
372,870		Repsol YPF S.A.	9,244,805	0.9
977,685		Telefonica S.A.	15,199,206	1.5
			30,013,610	3.0

		Sweden: 2.3%
1,177,750		Telefonaktiebolaget LM Ericsson	15,686,151	1.6

ING TEMPLETON FOREIGN EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Sweden: (continued)
197,260		Getinge AB	$7,052,305	0.7
			22,738,456	2.3

		Switzerland: 7.8%
570,361		Credit Suisse Group	17,442,738	1.7
71,020		Nestle S.A.	4,952,517	0.5
165,337		Novartis AG	12,717,420	1.3
87,466		Roche Holding AG — Genusschein	23,604,746	2.3
170,175		Swiss Re Ltd.	14,099,080	1.4
280,134		UBS AG — Reg	5,741,469	0.6
			78,557,970	7.8

		Taiwan: 0.5%
1,492,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,081,322	0.5

		United Kingdom: 20.2%
1,716,345		Aviva PLC	11,016,615	1.1
1,684,143		BAE Systems PLC	12,378,214	1.2
1,335,954		BP PLC	9,366,214	0.9
577,434	L	CRH PLC	13,868,929	1.4
847,676		GlaxoSmithKline PLC	21,313,019	2.1
1,512,000		HSBC Holdings PLC	16,376,280	1.6
2,682,318		International Consolidated Airlines Group SA	14,682,532	1.5
2,897,654		Kingfisher PLC	18,101,223	1.8
15,962,357	@	Lloyds TSB Group PLC	19,005,696	1.9
1,784,690		Marks & Spencer Group PLC	14,340,353	1.4
815,264		Rexam PLC	6,353,059	0.6
490,371		Standard Chartered PLC	11,748,235	1.2
2,316,340		Tesco PLC	13,466,170	1.4
6,072,769		Vodafone Group PLC	21,314,475	2.1
			203,331,014	20.2
		Total Common Stock (Cost $724,425,172)	960,664,696	95.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateralcc(1): 3.1%
7,509,785		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $7,509,799, collateralized by various U.S. Government Agency Obligations, 0.000%-4.875%, Market Value plus accrued interest $7,660,005, due 07/28/14-07/18/33)	7,509,785	0.8
7,509,785		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $7,509,799, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $7,660,063, due 03/01/23-07/01/43)	7,509,785	0.7
7,509,785		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/13, 0.08%, due 10/01/13 (Repurchase Amount $7,509,801, collateralized by various U.S. Government Agency Obligations, 1.359%-7.000%, Market Value plus accrued interest $7,659,981, due 02/01/16-05/01/46)	7,509,785	0.7
7,509,785		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $7,509,797, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $7,659,983, due 11/20/13-11/01/47)	7,509,785	0.7
1,580,919		UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $1,580,921, collateralized by various U.S. Government Securities, 0.000%-11.250%, Market Value plus accrued interest $1,612,540, due 10/15/13-02/15/43)	1,580,919	0.2
			31,620,059	3.1
		Total Short-Term Investments (Cost $31,620,059)	31,620,059	3.1
		Total Investments in Securities (Cost $756,045,231)	$992,284,755	98.8
		Assets in Excess of Other Liabilities	12,078,744	1.2
		Net Assets	$1,004,363,499	100.0

ING TEMPLETON FOREIGN EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $758,845,197.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$256,664,693
Gross Unrealized Depreciation	(23,225,135)
Net Unrealized Appreciation	$233,439,558

Sector Diversification	Percentage of Net Assets
Financials	22.5%
Health Care	12.2
Industrials	12.0
Energy	11.8
Telecommunication Services	9.7
Consumer Discretionary	9.6
Information Technology	7.7
Materials	6.4
Consumer Staples	2.4
Utilities	1.4
Short-Term Investments	3.1
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,866,924	$—	$—	$8,866,924
Canada	12,479,249	—	—	12,479,249
China	—	35,266,295	—	35,266,295
France	—	127,295,624	—	127,295,624
Germany	—	111,911,452	—	111,911,452
Hong Kong	3,590,598	21,445,252	—	25,035,850
India	5,322,174	6,254,419	—	11,576,593
Italy	—	37,033,611	—	37,033,611
Japan	—	61,098,251	—	61,098,251
Netherlands	—	75,504,818	—	75,504,818
Norway	—	31,234,093	—	31,234,093
Portugal	—	9,689,127	—	9,689,127
Singapore	—	28,178,594	—	28,178,594
South Korea	34,790,038	10,981,805	—	45,771,843
Spain	—	30,013,610	—	30,013,610
Sweden	—	22,738,456	—	22,738,456
Switzerland	—	78,557,970	—	78,557,970
Taiwan	—	5,081,322	—	5,081,322
United Kingdom	—	203,331,014	—	203,331,014
Total Common Stock	65,048,983	895,615,713	—	960,664,696
Short-Term Investments	—	31,620,059	—	31,620,059
Total Investments, at fair value	$65,048,983	$927,235,772	$—	$992,284,755

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013